DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.9%)
BRAZIL — (3.1%)
*	Anima Holding SA	637,300	$405,626
*	Atacadao SA	1,426,006	2,334,594
	Banco Bradesco SA (BBD US), ADR	1,008,174	2,238,147
	Banco Bradesco SA (BBDC3 BZ)	3,683,136	7,312,680
	Banco do Brasil SA	4,835,904	22,699,761
	Banco Santander Brasil SA	887,019	4,493,002
	Bemobi Mobile Tech SA	28,700	73,372
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	177,115	825,116
*	BRF SA	1,649,171	6,140,492
*	C&A Modas SA	380,000	567,029
	Camil Alimentos SA	618,591	964,609
*	Cia Brasileira de Aluminio	257,044	241,313
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,124,537	4,454,799
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	477,972	1,003,741
*	Cogna Educacao SA	6,923,331	1,860,535
	Cosan SA	647,336	1,530,172
	Cruzeiro do Sul Educacional SA	12,500	8,818
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,236,143	4,259,510
Ω	Desktop SA	9,600	27,649
	Dexco SA	1,391,280	1,798,088
*	Diagnosticos da America SA	23,800	11,572
*	Embraer SA (EMBR3 BZ)	754,003	5,840,169
	Empreendimentos Pague Menos SA	136,146	61,380
*	Enauta Participacoes SA	218,376	835,490
	Eternit SA	140,300	143,620
	Even Construtora e Incorporadora SA	637,656	709,114
	Ez Tec Empreendimentos e Participacoes SA	280,950	655,168
*	Gafisa SA	22,777	12,846
	Gerdau SA, Sponsored ADR	4,804,262	15,565,808
*	Grupo De Moda Soma SA	79,534	83,525
	Grupo SBF SA	103,845	277,598
	Guararapes Confeccoes SA	430,500	521,366
*Ω	Hapvida Participacoes e Investimentos SA	13,179,094	9,483,290
*	International Meal Co. Alimentacao SA, Class A	469,010	131,014
	Iochpe Maxion SA	590,254	1,303,408
*	IRB-Brasil Resseguros SA	126,124	653,574
	Jalles Machado SA	150,538	186,304
	JBS SA	2,429,115	14,481,539
	JHSF Participacoes SA	1,661,605	1,198,580
	Lavvi Empreendimentos Imobiliarios SA	137,900	217,231
	Lojas Renner SA	650,271	1,524,463
*Ω	LWSA SA	801,300	623,343
	M Dias Branco SA	16,500	78,589
*	Moura Dubeux Engenharia SA	60,800	151,351
*	Movida Participacoes SA	373,009	430,637
*	MRV Engenharia e Participacoes SA	332,049	395,090
	Natura & Co. Holding SA	2,684,567	7,086,196
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	2,195,368	31,327,901
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	7,684,869	101,132,876
	Petroleo Brasileiro SA (PETR3 BZ)	11,148,884	80,026,996
	Petroreconcavo SA	56,900	207,836
	Positivo Tecnologia SA	361,308	431,821
	Romi SA	296,109	552,310
	Sao Carlos Empreendimentos e Participacoes SA	60,300	259,594
*Ω	Ser Educacional SA	54,100	50,120

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Suzano SA (SUZB3 BZ)	62,070	$591,054
	Trisul SA	403,505	345,995
	Tupy SA	388,884	1,698,228
	Usinas Siderurgicas de Minas Gerais SA Usiminas	47,719	50,957
	Vale SA (VALE US), Sponsored ADR	63,615	690,223
	Vale SA (VALE3 BZ)	103,249	1,125,016
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	182,537	553,793
	Vibra Energia SA	42,929	175,780
	YDUQS Participacoes SA	120,081	232,258
*	Zamp SA	119,800	70,319
TOTAL BRAZIL			345,424,395
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,124,167
	Besalco SA	530,992	318,525
	Camanchaca SA	1,334,309	52,678
*	CAP SA	558,310	3,147,579
	Cementos BIO BIO SA	665,307	480,681
	Cencosud SA	4,122,328	7,619,878
	Cia Sud Americana de Vapores SA	46,849,671	3,219,726
*	Cristalerias de Chile SA	264,624	772,203
	Empresa Nacional de Telecomunicaciones SA	714,381	2,008,875
	Empresas CMPC SA	4,198,444	7,292,533
	Empresas Copec SA	1,526,201	10,629,732
*	Empresas Hites SA	1,694,432	172,263
	Enel Americas SA (ENELAM CI)	31,819,905	2,978,022
*	Falabella SA	1,568,863	5,196,924
	Grupo Security SA	3,558,533	1,004,909
	Inversiones Aguas Metropolitanas SA	2,219,249	1,621,186
*	Masisa SA	8,850,036	172,420
	PAZ Corp. SA	1,562,812	914,881
*	Ripley Corp. SA	575,325	165,535
	Salfacorp SA	2,712,464	1,606,959
	Sigdo Koppers SA	187,924	230,327
	SMU SA	2,906,860	481,455
	Sociedad Matriz SAAM SA	44,103,821	4,945,715
*	Socovesa SA	3,559,512	251,693
	SONDA SA	276,164	116,696
	Vina Concha y Toro SA	562,749	705,621
TOTAL CHILE			57,231,183
CHINA — (22.5%)
	360 Security Technology, Inc., Class A	678,933	704,466
	361 Degrees International Ltd.	4,912,000	2,161,384
Ω	3SBio, Inc.	6,029,500	4,729,474
*	5I5J Holding Group Co. Ltd., Class A	937,500	363,246
	AAC Technologies Holdings, Inc.	3,593,000	13,152,149
*	ADAMA Ltd., Class A	191,800	120,150
*	Addsino Co. Ltd., Class A	85,900	77,779
	Advanced Technology & Materials Co. Ltd., Class A	308,500	366,400
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	738,487
	AECC Aviation Power Co. Ltd., Class A	267,307	1,470,510
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	314,123	406,737
*	Agile Group Holdings Ltd.	3,752,999	237,570
	Agricultural Bank of China Ltd., Class H	93,468,000	41,826,232
	Aisino Corp., Class A	474,267	535,835
	Ajisen China Holdings Ltd.	2,915,000	361,525

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Alibaba Group Holding Ltd. (9988 HK)	22,692,300	$223,297,283
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	170,431	13,438,484
#*	Alibaba Pictures Group Ltd.	29,960,000	1,513,759
#Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,026,190
*Ω	Alliance International Education Leasing Holdings Ltd.	613,000	36,024
	Allmed Medical Products Co. Ltd., Class A	107,300	97,872
	Aluminum Corp. of China Ltd., Class H	7,952,000	4,451,407
*	Angang Steel Co. Ltd., Class H	6,545,632	1,014,056
	Anhui Conch Cement Co. Ltd., Class H	3,751,500	9,147,031
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	331,925
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	406,714
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	715,034
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	111,751	213,374
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	218,272
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	557,300
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	607,642
*	Anhui Tatfook Technology Co. Ltd., Class A	136,500	132,900
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	130,895
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	361,358
	Anhui Xinhua Media Co. Ltd., Class A	236,100	205,484
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	745,123
	Anjoy Foods Group Co. Ltd., Class A	32,300	355,199
	Anton Oilfield Services Group	15,246,000	1,090,417
	Aoshikang Technology Co. Ltd., Class A	95,600	345,033
	Aotecar New Energy Technology Co. Ltd., Class A	905,900	307,626
	APT Satellite Holdings Ltd.	154,000	42,378
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	228,177	489,522
	Asia Cement China Holdings Corp.	2,452,000	905,610
#Ω	AsiaInfo Technologies Ltd.	791,200	462,227
	Asymchem Laboratories Tianjin Co. Ltd., Class A	70,400	722,137
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	681,370
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	6,344,074
Ω	BAIC Motor Corp. Ltd., Class H	8,972,500	2,423,938
*	Baidu, Inc. (9888 HK), Class A	100,000	1,108,760
*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	55,287,520
	Baiyin Nonferrous Group Co. Ltd., Class A	385,500	145,429
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,612,612
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,430,046
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,770,562
	Bank of China Ltd., Class H	260,044,817	115,794,858
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,982,787
	Bank of Communications Co. Ltd., Class H	27,784,574	20,187,956
	Bank of Guiyang Co. Ltd., Class A	1,238,651	901,482
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,452,032
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	5,559,040
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,325,113
	Bank of Ningbo Co. Ltd., Class A	2,179,781	6,488,294
Ω	Bank of Qingdao Co. Ltd., Class H	106,000	31,727
	Bank of Shanghai Co. Ltd., Class A	3,446,447	3,476,063
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,281,607
	Bank of Xi'an Co. Ltd., Class A	466,000	214,207
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,799,578
	Baoxiniao Holding Co. Ltd., Class A	298,700	174,493
*	Baoye Group Co. Ltd., Class H	1,561,120	963,983
*	Baozun, Inc. (9991 HK), Class A	47,900	38,221
	BBMG Corp., Class H	12,484,000	942,120
	Befar Group Co. Ltd., Class A	513,000	252,139
	Beibuwan Port Co. Ltd., Class A	312,900	331,584
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,297,252

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital International Airport Co. Ltd., Class H	4,298,000	$1,430,418
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	738,543
	Beijing Energy International Holding Co. Ltd.	4,182,000	87,279
	Beijing Enterprises Holdings Ltd.	2,633,000	8,736,443
	Beijing Enterprises Water Group Ltd.	17,994,000	5,552,061
	Beijing Gehua CATV Network Co. Ltd., Class A	329,000	277,049
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	335,185
	Beijing Haohua Energy Resource Co. Ltd., Class A	221,364	246,742
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	447,238
	Beijing New Building Materials PLC, Class A	193,310	694,772
	Beijing North Star Co. Ltd., Class H	4,402,000	355,295
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	154,900	136,487
	Beijing Originwater Technology Co. Ltd., Class A	753,163	440,844
	Beijing Sanyuan Foods Co. Ltd., Class A	122,100	65,065
	Beijing Shougang Co. Ltd., Class A	1,194,166	461,096
*	Beijing Shunxin Agriculture Co. Ltd., Class A	5,122	12,172
	Beijing Sinnet Technology Co. Ltd., Class A	241,828	277,143
	Beijing SL Pharmaceutical Co. Ltd., Class A	169,500	168,937
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	112,306
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	93,191
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	725,449
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	291,002	334,799
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	5,147,784
*	Beiqi Foton Motor Co. Ltd., Class A	1,617,102	639,053
*	Bengang Steel Plates Co. Ltd., Class A	515,700	189,770
	Best Pacific International Holdings Ltd., Class H	396,000	114,790
	BGI Genomics Co. Ltd., Class A	100,200	500,700
	Black Peony Group Co. Ltd., Class A	151,800	77,667
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	333,200	247,939
Ω	BOC Aviation Ltd.	413,800	3,630,982
	BOC International China Co. Ltd., Class A	93,300	121,469
	BOE Technology Group Co. Ltd., Class A	8,187,726	4,470,556
	BOE Varitronix Ltd.	688,000	393,697
*	Bohai Leasing Co. Ltd., Class A	2,291,900	920,761
	Boyaa Interactive International Ltd.	87,000	19,070
	Bright Dairy & Food Co. Ltd., Class A	487,605	554,716
††	Brilliance China Automotive Holdings Ltd.	16,650,000	8,148,649
	Bros Eastern Co. Ltd., Class A	159,200	104,058
	B-Soft Co. Ltd., Class A	298,340	142,494
	BTG Hotels Group Co. Ltd., Class A	286,313	491,706
	BYD Electronic International Co. Ltd.	2,284,000	8,889,040
*	C C Land Holdings Ltd.	14,255,429	2,192,714
	C&D International Investment Group Ltd.	1,872,996	3,139,368
	C&S Paper Co. Ltd., Class A	282,800	283,682
	Caitong Securities Co. Ltd., Class A	997,510	951,222
	Camel Group Co. Ltd., Class A	362,820	376,303
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	194,390
	Canmax Technologies Co. Ltd., Class A	254,416	611,448
*	Capital Environment Holdings Ltd.	1,336,000	15,215
	CCCC Design & Consulting Group Co. Ltd., Class A	256,400	324,980
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	807,176
	CECEP Wind-Power Corp., Class A	2,054,970	856,376
	Central China Land Media Co. Ltd., Class A	194,600	276,775
	Central China Management Co. Ltd.	7,334,350	103,263
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,932,475
*	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	216,106
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	194,031

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	$1,061,999
	Changjiang Publishing & Media Co. Ltd., Class A	82,400	92,276
	Changjiang Securities Co. Ltd., Class A	1,260,190	903,782
	Chaoju Eye Care Holdings Ltd.	61,500	22,966
	Chaowei Power Holdings Ltd.	2,991,000	558,026
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	40,000	64,102
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	293,473
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	240,475
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	321,092
	Chengtun Mining Group Co. Ltd., Class A	128,464	84,611
	Chenguang Biotech Group Co. Ltd., Class A	82,100	91,500
	Chengxin Lithium Group Co. Ltd., Class A	230,100	414,687
	Chengzhi Co. Ltd., Class A	298,411	295,225
*	China Aerospace International Holdings Ltd.	8,658,000	320,906
	China Aircraft Leasing Group Holdings Ltd.	763,000	274,711
	China Animal Husbandry Industry Co. Ltd., Class A	146,300	135,410
	China BlueChemical Ltd., Class H	8,976,878	2,239,045
*Ω	China Bohai Bank Co. Ltd., Class H	1,173,500	141,184
	China CAMC Engineering Co. Ltd., Class A	439,100	444,460
	China Cinda Asset Management Co. Ltd., Class H	22,749,000	1,864,740
	China CITIC Bank Corp. Ltd., Class H	28,158,112	16,850,667
*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	29,769,000	1,429,317
	China Coal Energy Co. Ltd., Class H	10,409,000	10,545,476
	China Coal Xinji Energy Co. Ltd., Class A	37,600	44,912
	China Communications Services Corp. Ltd., Class H	12,365,071	6,352,583
	China Conch Environment Protection Holdings Ltd.	1,265,000	129,716
#	China Conch Venture Holdings Ltd.	6,037,500	5,276,177
	China Construction Bank Corp., Class H	365,632,101	255,315,694
	China CYTS Tours Holding Co. Ltd., Class A	139,700	193,058
	China Design Group Co. Ltd., Class A	86,200	107,276
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,176,000	219,676
#*††	China Dili Group	4,137,899	65,568
	China Dongxiang Group Co. Ltd.	3,878,000	151,348
	China Education Group Holdings Ltd.	599,563	310,511
	China Electronics Huada Technology Co. Ltd.	160,000	23,204
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	109,341
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	3,120,000	335,462
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	1,984,907
	China Everbright Bank Co. Ltd., Class H	9,858,000	2,976,425
Ω	China Everbright Greentech Ltd.	1,298,000	112,869
	China Everbright Ltd.	4,643,869	2,321,061
Ω	China Feihe Ltd.	7,114,000	3,221,865
*	China Film Co. Ltd., Class A	188,700	280,488
*	China Financial Services Holdings Ltd.	94,200	2,166
*	China First Heavy Industries Co. Ltd., Class A	510,700	171,075
	China Foods Ltd.	2,748,000	956,719
	China Galaxy Securities Co. Ltd., Class H	4,893,000	2,504,325
	China Gas Holdings Ltd.	12,467,800	11,338,471
	China Glass Holdings Ltd.	4,496,000	315,438
*	China Gold International Resources Corp. Ltd. (2099 HK)	218,500	1,192,956
	China Great Wall Securities Co. Ltd., Class A	427,300	415,798
*	China Greatwall Technology Group Co. Ltd., Class A	353,300	425,498
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	549,525
	China Hanking Holdings Ltd.	611,000	68,688
	China Harmony Auto Holding Ltd.	4,789,500	272,659
*	China High Speed Railway Technology Co. Ltd., Class A	346,100	102,085
*	China High Speed Transmission Equipment Group Co. Ltd.	1,923,000	253,500
#	China Hongqiao Group Ltd.	7,741,500	9,642,856
††	China Huiyuan Juice Group Ltd.	4,182,433	187,686

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co. Ltd., Class H	4,666,220	$3,625,208
	China Jinmao Holdings Group Ltd.	19,015,750	1,507,749
	China Jushi Co. Ltd., Class A	1,384,441	2,035,776
	China Kepei Education Group Ltd.	1,630,000	300,397
	China Lesso Group Holdings Ltd.	5,474,000	2,172,869
	China Lilang Ltd.	1,700,000	917,089
*	China Longevity Group Co. Ltd.	1,152,649	37,916
*††	China Maple Leaf Educational Systems Ltd.	6,564,000	210,132
	China Medical System Holdings Ltd.	4,520,000	3,748,537
	China Meheco Group Co. Ltd., Class A	425,320	609,387
#	China Meidong Auto Holdings Ltd.	908,000	239,483
	China Mengniu Dairy Co. Ltd.	2,966,000	4,962,986
	China Merchants Bank Co. Ltd., Class H	7,161,500	29,683,170
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	697,331
	China Merchants Land Ltd.	7,488,000	253,657
	China Merchants Port Holdings Co. Ltd.	4,596,291	6,758,543
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	351,307
Ω	China Merchants Securities Co. Ltd., Class H	224,020	178,171
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,692,243
††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,697,789
#	China Modern Dairy Holdings Ltd.	9,183,000	788,345
	China National Accord Medicines Corp. Ltd., Class A	209,307	877,352
	China National Building Material Co. Ltd., Class H	19,147,250	6,345,995
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,575,137
	China National Medicines Corp. Ltd., Class A	258,300	1,205,141
	China National Nuclear Power Co. Ltd., Class A	2,954,443	4,511,559
Ω	China New Higher Education Group Ltd.	2,511,000	635,389
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	600,500	397,487
	China Nonferrous Mining Corp. Ltd.	1,038,000	739,265
*	China Oil & Gas Group Ltd.	18,900,000	465,992
	China Oilfield Services Ltd., Class H	3,784,000	3,333,302
	China Oriental Group Co. Ltd.	5,822,000	886,667
#	China Overseas Grand Oceans Group Ltd.	9,211,742	1,894,464
	China Overseas Land & Investment Ltd.	11,222,500	18,142,687
	China Pacific Insurance Group Co. Ltd., Class H	3,830,400	10,181,263
	China Petroleum & Chemical Corp., Class H	95,493,575	61,200,273
	China Petroleum Engineering Corp., Class A	296,500	130,373
	China Publishing & Media Co. Ltd., Class A	227,200	185,497
	China Railway Group Ltd., Class H	12,944,000	6,312,290
	China Railway Hi-tech Industry Co. Ltd., Class A	430,100	446,452
*	China Railway Materials Co. Ltd., Class A	139,200	48,791
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,908,000	2,450,442
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	262,526
*	China Rare Earth Holdings Ltd.	3,346,600	130,580
	China Reinsurance Group Corp., Class H	22,971,000	1,558,027
#*††Ω	China Renaissance Holdings Ltd.	192,200	33,457
	China Resources Building Materials Technology Holdings Ltd.	11,654,000	2,680,425
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	889,042
	China Resources Gas Group Ltd.	299,900	1,017,794
	China Resources Land Ltd.	11,585,000	34,628,612
	China Resources Medical Holdings Co. Ltd.	4,319,500	1,770,639
Ω	China Resources Pharmaceutical Group Ltd.	7,726,500	5,283,209
#	China Risun Group Ltd.	3,069,000	1,170,124
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	924,035
*	China SCE Group Holdings Ltd.	1,051,000	19,277
#Ω	China Shengmu Organic Milk Ltd.	729,000	17,146

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co. Ltd., Class H	6,198,500	$25,774,045
	China Shineway Pharmaceutical Group Ltd.	1,750,000	1,802,648
	China South Publishing & Media Group Co. Ltd., Class A	602,000	984,536
	China Starch Holdings Ltd.	11,520,000	270,194
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	10,432,208
	China State Construction International Holdings Ltd.	738,000	1,031,719
*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	572,305
	China Taiping Insurance Holdings Co. Ltd.	6,572,400	6,997,239
*††	China Tianrui Group Cement Co. Ltd.	45,000	207
	China Tianying, Inc., Class A	948,700	605,706
Ω	China Tower Corp. Ltd., Class H	167,822,000	20,591,508
*	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	6,531,167
	China TransInfo Technology Co. Ltd., Class A	178,482	217,489
	China Travel International Investment Hong Kong Ltd.	13,015,631	1,833,663
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	179,000
#*	China Vanke Co. Ltd., Class H	7,345,905	4,028,137
	China West Construction Group Co. Ltd., Class A	394,200	280,682
	China XD Electric Co. Ltd., Class A	48,300	47,928
	China XLX Fertiliser Ltd.	2,216,000	1,016,855
	China Yongda Automobiles Services Holdings Ltd.	4,640,500	926,560
#*Ω	China Youran Dairy Group Ltd.	259,000	37,108
*Ω	China Yuhua Education Corp. Ltd.	470,000	26,191
	China Zhenhua Group Science & Technology Co. Ltd., Class A	102,200	574,324
	China Zheshang Bank Co. Ltd., Class H	2,665,800	723,510
††	China Zhongwang Holdings Ltd.	13,622,954	549,253
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	98,837
	Chinasoft International Ltd.	6,440,000	3,138,235
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	643,278
	Chongqing Changan Automobile Co. Ltd., Class A	1,063,539	2,148,936
	Chongqing Department Store Co. Ltd., Class A	88,184	234,516
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	171,400	296,350
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	71,905
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,784,000	6,101,458
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	680,726
	Chow Tai Seng Jewellery Co. Ltd., Class A	88,800	148,920
	CIMC Enric Holdings Ltd.	2,746,000	2,555,284
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	298,088
	CITIC Ltd.	17,449,483	16,087,854
	CITIC Resources Holdings Ltd.	14,028,000	699,174
	CITIC Securities Co. Ltd., Class H	834,825	1,255,497
	City Development Environment Co. Ltd., Class A	123,300	201,689
	CMST Development Co. Ltd., Class A	759,700	516,869
*	CNFinance Holdings Ltd., ADR	5,312	5,737
	CNGR Advanced Material Co. Ltd., Class A	48,020	198,780
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	337,395
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,134,272
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	520,777	541,496
*	COFCO Biotechnology Co. Ltd., Class A	453,000	320,267
	COFCO Capital Holdings Co. Ltd., Class A	162,200	181,520
#*	COFCO Joycome Foods Ltd.	7,688,000	1,555,967
	COFCO Sugar Holding Co. Ltd., Class A	494,900	601,025
	Cofoe Medical Technology Co. Ltd., Class A	8,300	36,860
	Comba Telecom Systems Holdings Ltd.	734,000	81,800
	Concord New Energy Group Ltd.	35,720,000	2,696,663
	Consun Pharmaceutical Group Ltd.	2,094,000	1,499,409
*††	Coolpad Group Ltd.	12,062,079	69,474
#	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,709,969
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,735,136

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	$20,004,276
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	1,565,923
	COSCO SHIPPING Ports Ltd.	7,429,440	4,416,449
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	233,200	188,661
	CPMC Holdings Ltd.	4,051,000	3,605,021
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	333,561
	CRRC Corp. Ltd., Class H	1,595,000	988,329
	CSG Holding Co. Ltd., Class A	632,849	441,445
	CSSC Hong Kong Shipping Co. Ltd.	1,564,000	314,518
	CTS International Logistics Corp. Ltd., Class A	433,870	335,503
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	368,105
	Daqin Railway Co. Ltd., Class A	3,556,661	3,430,220
	Dashang Co. Ltd., Class A	126,288	281,378
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	99,990
	Dazhong Transportation Group Co. Ltd., Class A	145,039	199,665
	Deppon Logistics Co. Ltd., Class A	28,400	50,682
*	Dezhan Healthcare Co. Ltd., Class A	170,700	56,437
	DHC Software Co. Ltd., Class A	737,600	473,045
	Dian Diagnostics Group Co. Ltd., Class A	158,900	275,942
	Digital China Group Co. Ltd., Class A	90,100	295,368
	Digital China Holdings Ltd.	2,136,000	872,172
	Digital China Information Service Group Co. Ltd., Class A	316,700	389,766
	Do-Fluoride New Materials Co. Ltd., Class A	137,900	209,237
	Dongfang Electric Corp. Ltd., Class H	798,600	1,071,259
	DongFeng Automobile Co. Ltd., Class A	132,900	139,608
	Dongguan Development Holdings Co. Ltd., Class A	308,200	437,831
	Dongxing Securities Co. Ltd., Class A	597,100	726,543
	Dongyue Group Ltd.	6,472,000	5,638,879
	Dynagreen Environmental Protection Group Co. Ltd., Class H	750,000	256,322
	East Group Co. Ltd., Class A	102,300	38,511
	Easyhome New Retail Group Co. Ltd., Class A	679,100	241,866
	E-Commodities Holdings Ltd.	5,880,000	1,188,127
	Edvantage Group Holdings Ltd.	351,596	100,373
	EIT Environmental Development Group Co. Ltd., Class A	840	1,424
*	Elion Energy Co. Ltd., Class A	807,498	42,458
	ENN Natural Gas Co. Ltd., Class A	219,900	596,590
	Era Co. Ltd., Class A	302,300	165,811
	Essex Bio-technology Ltd.	207,000	66,017
	Eternal Asia Supply Chain Management Ltd., Class A	474,200	199,573
#	EVA Precision Industrial Holdings Ltd.	4,192,000	364,338
	Ever Sunshine Services Group Ltd.	838,000	164,969
Ω	Everbright Securities Co. Ltd., Class H	440,600	286,416
	Fangda Carbon New Material Co. Ltd., Class A	915,594	564,995
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	408,799
	Far East Horizon Ltd.	8,098,000	5,528,918
	Far East Smarter Energy Co. Ltd., Class A	412,800	211,105
*	Farasis Energy Gan Zhou Co. Ltd., Class A	120,356	160,604
	FAW Jiefang Group Co. Ltd., Class A	581,152	681,111
	FAWER Automotive Parts Co. Ltd., Class A	470,012	332,808
	FESCO Group Co. Ltd., Class A	9,400	20,424
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	270,678	587,661
#*	FIH Mobile Ltd.	3,972,000	403,275
	FinVolution Group, ADR	478,146	2,668,055
	First Capital Securities Co. Ltd., Class A	539,800	395,511
	Foshan Electrical & Lighting Co. Ltd., Class A	201,600	132,029
	Fosun International Ltd.	9,712,683	5,059,833
	Founder Securities Co. Ltd., Class A	713,607	766,566
	Fufeng Group Ltd.	8,809,000	5,203,597
	Fujian Funeng Co. Ltd., Class A	644,857	956,040

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	188,271	$346,574
	Fujian Sunner Development Co. Ltd., Class A	329,998	615,258
	Fushun Special Steel Co. Ltd., Class A	114,300	92,581
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	605,000	1,270,426
	Gansu Energy Chemical Co. Ltd., Class A	939,600	365,576
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	299,328
	GCL Energy Technology Co. Ltd., Class A	367,800	400,812
	GCL Technology Holdings Ltd.	28,393,000	3,994,841
*	GDS Holdings Ltd. (9698 HK), Class A	2,356,900	3,284,215
	Geely Automobile Holdings Ltd.	21,984,000	22,336,997
	GEM Co. Ltd., Class A	1,230,500	1,054,995
	Gemdale Corp., Class A	1,042,554	455,459
#	Gemdale Properties & Investment Corp. Ltd.	31,440,000	853,218
Ω	Genertec Universal Medical Group Co. Ltd.	3,809,000	2,136,471
	GF Securities Co. Ltd., Class H	2,865,000	2,462,969
	Giant Network Group Co. Ltd., Class A	283,200	366,409
*	Glorious Property Holdings Ltd.	11,363,000	14,544
	GoerTek, Inc., Class A	232,031	692,686
	Goldenmax International Group Ltd., Class A	25,100	22,553
	Goldlion Holdings Ltd.	320,000	40,515
	Goldpac Group Ltd.	1,296,000	173,986
#	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,513,007
	Gotion High-tech Co. Ltd., Class A	307,483	832,658
	Grand Pharmaceutical Group Ltd., Class L	3,827,000	2,181,922
*	Grandjoy Holdings Group Co. Ltd., Class A	66,500	22,562
	Greatview Aseptic Packaging Co. Ltd.	2,232,000	680,479
*	Greenland Hong Kong Holdings Ltd.	33,575	804
	Greentown China Holdings Ltd.	5,207,591	3,940,936
	Greentown Service Group Co. Ltd.	1,668,000	729,676
	GRG Banking Equipment Co. Ltd., Class A	289,500	404,161
	Guangdong Construction Engineering Group Co. Ltd., Class A	709,600	349,930
	Guangdong DFP New Material Group Co. Ltd.	374,896	142,793
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	552,870
	Guangdong Dongpeng Holdings Co. Ltd., Class A	225,100	185,080
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	113,073
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	194,315
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,100	141,267
	Guangdong HEC Technology Holding Co. Ltd., Class A	363,000	348,359
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	110,400	163,183
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	77,674
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	425,472
	Guangdong Shirongzhaoye Co. Ltd., Class A	56,100	48,300
	Guangdong Sirio Pharma Co. Ltd., Class A	14,690	46,933
	Guangdong South New Media Co. Ltd., Class A	29,400	134,428
	Guangdong Tapai Group Co. Ltd., Class A	353,173	345,717
	Guangdong Vanward New Electric Co. Ltd., Class A	54,000	70,859
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	478,259
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	187,526
	Guanghui Energy Co. Ltd., Class A	2,236,238	1,885,707
	Guangshen Railway Co. Ltd., Class H	2,940,000	895,372
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	636,107
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	365,891
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	442,500	137,818
	Guangzhou Automobile Group Co. Ltd., Class H	8,890,000	3,278,858
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	511,000	680,945
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,590,378
	Guangzhou Development Group, Inc., Class A	54,300	46,427
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	303,616
	Guangzhou Haige Communications Group, Inc. Co., Class A	140,300	193,838

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou KDT Machinery Co. Ltd., Class A	5,120	$11,730
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	71,000	285,710
	Guangzhou Port Co. Ltd., Class A	105,900	46,427
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	59,700	245,602
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	629,543
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	265,500	302,929
	Guizhou Chanhen Chemical Corp., Class A	18,800	44,784
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	652,632	497,758
	Guizhou Tyre Co. Ltd., Class A	343,800	232,181
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	261,418
	Guizhou Zhenhua E-chem, Inc., Class A	106,703	130,087
	Guosen Securities Co. Ltd., Class A	1,292,727	1,582,506
*	Guosheng Financial Holding, Inc., Class A	257,924	366,950
Ω	Guotai Junan Securities Co. Ltd., Class H	1,171,600	1,221,658
	Guoyuan Securities Co. Ltd., Class A	915,650	843,254
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,323,282
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	32,196
	Hainan Drinda New Energy Technology Co. Ltd., Class A	9,200	48,760
*	Hainan Meilan International Airport Co. Ltd., Class H	332,000	324,459
	Haitian International Holdings Ltd.	1,106,000	3,208,815
	Haitong Securities Co. Ltd., Class H	8,592,400	3,972,786
	Hand Enterprise Solutions Co. Ltd., Class A	176,900	153,431
	Hang Zhou Great Star Industrial Co. Ltd., Class A	179,700	606,205
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	231,026
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	806,479
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	16,000	82,760
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	19,040	32,593
	Hangzhou Iron & Steel Co., Class A	172,600	88,094
	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	92,320
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	450,258
	Han's Laser Technology Industry Group Co. Ltd., Class A	461,214	1,406,682
	Harbin Electric Co. Ltd., Class H	3,545,474	1,146,119
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	221,235
	HBIS Resources Co. Ltd., Class A	179,600	352,436
	Health & Happiness H&H International Holdings Ltd.	754,000	826,890
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	116,643
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	27,900	42,477
	Hello Group, Inc., Sponsored ADR	713,694	4,817,434
	Henan Liliang Diamond Co. Ltd., Class A	56,300	199,015
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	530,482
	Henan Pinggao Electric Co. Ltd., Class A	192,000	532,435
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	724,794
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	22,494
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	251,812
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	252,274
*	Henan Zhongfu Industry Co. Ltd., Class A	480,200	162,744
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	312,981
	Hengan International Group Co. Ltd.	1,243,500	3,884,516
*	Hengdeli Holdings Ltd.	14,156,000	225,573
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	3,254,976
	Hengtong Logistics Co. Ltd., Class A	41,300	46,994
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,408,710
	Hengyi Petrochemical Co. Ltd., Class A	915,641	819,572
	Hesteel Co. Ltd., Class A	3,844,300	1,032,924
*	Hi Sun Technology China Ltd.	6,531,000	301,183
	Hisense Visual Technology Co. Ltd., Class A	201,000	494,031
	Hitevision Co. Ltd., Class A	25,000	76,789
	Hongli Zhihui Group Co. Ltd., Class A	72,500	54,757
*	Hopson Development Holdings Ltd.	6,712,708	2,573,237

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Horizon Construction Development Ltd.	1,855,554	$354,219
*	Hoshine Silicon Industry Co. Ltd., Class A	121,800	806,322
	Hoyuan Green Energy Co. Ltd., Class A	134,227	293,963
#Ω	Hua Hong Semiconductor Ltd.	2,386,000	6,326,688
	Huaan Securities Co. Ltd., Class A	147,800	95,788
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	165,053
	Huadian Heavy Industries Co. Ltd., Class A	145,300	98,553
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,707,466
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	343,308	188,642
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,766,558
	Huaihe Energy Group Co. Ltd., Class A	226,800	109,829
	Huangshan Tourism Development Co. Ltd., Class A	79,100	122,893
	Huapont Life Sciences Co. Ltd., Class A	604,400	332,084
Ω	Huatai Securities Co. Ltd., Class H	4,038,800	4,468,455
	Huaxi Securities Co. Ltd., Class A	598,255	565,799
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,704,342
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	1,194,202
	Huayu Automotive Systems Co. Ltd., Class A	1,115,245	2,405,931
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	191,598
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	120,194	530,202
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,050,423
	Huishang Bank Corp. Ltd., Class H	1,139,900	320,536
	Humanwell Healthcare Group Co. Ltd., Class A	349,300	963,909
	Hunan Aihua Group Co. Ltd., Class A	97,600	182,109
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	188,300	58,093
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	330,500	234,447
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	1,672,547
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	158,815
*	Hytera Communications Corp. Ltd., Class A	370,100	213,527
*	HyUnion Holding Co. Ltd., Class A	195,300	142,774
*Ω	IMAX China Holding, Inc.	76,600	82,270
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	100,183,181
	Industrial Bank Co. Ltd., Class A	6,143,453	14,239,791
	Industrial Securities Co. Ltd., Class A	1,666,692	1,259,175
	Infore Environment Technology Group Co. Ltd., Class A	768,056	459,713
#Ω	Ingdan, Inc.	1,339,000	172,662
	Inkeverse Group Ltd.	1,796,000	167,964
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,680,029
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,157,849
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	396,789
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,735,292
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	709,007
	Inspur Digital Enterprise Technology Ltd.	54,000	21,768
	Intco Medical Technology Co. Ltd., Class A	214,573	816,141
	Intron Technology Holdings Ltd.	182,000	35,001
*	IRICO Display Devices Co. Ltd., Class A	497,100	448,147
	JA Solar Technology Co. Ltd., Class A	737,600	1,102,605
	Jade Bird Fire Co. Ltd., Class A	25,000	39,545
	Jangho Group Co. Ltd., Class A	190,500	126,503
	JCET Group Co. Ltd., Class A	498,346	2,309,551
*Ω	JD Health International, Inc.	91,900	255,073
*Ω	JD Logistics, Inc.	3,710,100	3,815,884
	JD.com, Inc. (9618 HK), Class A	2,698,750	35,584,631
	Jiang Su Suyan Jingshen Co. Ltd., Class A	151,200	195,939
	Jiangling Motors Corp. Ltd., Class A	245,529	1,090,592
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	211,400	150,264
	Jiangsu Azure Corp., Class A	282,600	333,419
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	262,200	101,597

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,012,508	$1,015,611
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	268,697
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,006,457	1,105,487
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	513,768
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	12,200	72,169
	Jiangsu Huachang Chemical Co. Ltd., Class A	201,300	191,928
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	563,596
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	31,800	63,748
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	411,000
	Jiangsu Linyang Energy Co. Ltd., Class A	629,300	543,592
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	244,100	349,306
	Jiangsu Shagang Co. Ltd., Class A	629,500	385,933
*	Jiangsu Sopo Chemical Co., Class A	78,029	67,347
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	403,200	270,601
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	546,879
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,824,370
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	311,370
	Jiangxi Copper Co. Ltd., Class H	3,639,000	6,397,142
	Jiangxi Ganyue Expressway Co. Ltd., Class A	201,800	142,394
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	144,898
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	221,583
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	535,165
*	Jilin Chemical Fibre, Class A	544,400	246,742
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	5,672
#	JinkoSolar Holding Co. Ltd., ADR	171,900	3,568,644
	Jinlei Technology Co. Ltd., Class A	75,500	174,503
	Jinmao Property Services Co. Ltd.	458,891	144,062
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,393,311
	Jinneng Science&Technology Co. Ltd., Class A	299,933	212,934
#Ω	Jinxin Fertility Group Ltd.	2,903,000	935,885
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,005,169
	JNBY Design Ltd.	132,000	215,524
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	657,116	959,908
	Joinn Laboratories China Co. Ltd., Class A	190,140	398,021
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,574,123	1,005,291
	Joy City Property Ltd.	18,756,000	478,699
	JSTI Group, Class A	398,875	404,913
*	Ju Teng International Holdings Ltd.	5,322,249	881,416
	Juewei Food Co. Ltd., Class A	96,000	204,921
*	Jutal Offshore Oil Services Ltd.	590,000	42,104
	Kailuan Energy Chemical Co. Ltd., Class A	90,300	77,398
*Ω	Kangda International Environmental Co. Ltd.	1,605,000	45,598
*	Kasen International Holdings Ltd.	597,000	19,751
*	KBC Corp. Ltd., Class A	35,275	83,803
	Keda Industrial Group Co. Ltd., Class A	82,800	82,444
	Keeson Technology Corp. Ltd., Class A	14,200	18,778
	Keshun Waterproof Technologies Co. Ltd., Class A	169,500	102,587
	Kinetic Development Group Ltd.	838,000	114,916
	Kingboard Holdings Ltd.	3,435,845	7,007,771
	Kingboard Laminates Holdings Ltd.	1,245,500	1,119,979
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	545,680
	Kingsoft Corp. Ltd.	26,400	74,782
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	38,800	54,129
	Kuangda Technology Group Co. Ltd., Class A	202,300	105,664
	Kunlun Energy Co. Ltd.	19,424,000	18,829,474
*	KWG Living Group Holdings Ltd.	5,481,250	255,650
	Lao Feng Xiang Co. Ltd., Class A	64,954	471,799
	LB Group Co. Ltd., Class A	443,033	1,057,551
	Lee & Man Chemical Co. Ltd.	254,000	123,518

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	5,553,000	$1,718,172
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	144,769
*Ω	Legend Holdings Corp., Class H	2,595,200	1,851,673
	Lens Technology Co. Ltd., Class A	1,295,961	3,208,730
	Leo Group Co. Ltd., Class A	1,892,400	398,814
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	565,686
	LexinFintech Holdings Ltd., ADR	216,777	381,528
	Leyard Optoelectronic Co. Ltd., Class A	669,100	404,067
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	194,426
	Liaoning Cheng Da Co. Ltd., Class A	95,300	113,493
*	Lier Chemical Co. Ltd., Class A	264,760	280,841
*	Lifan Technology Group Co. Ltd., Class A	302,300	189,961
	Lingbao Gold Group Co. Ltd., Class H	132,000	58,289
	Lingyi iTech Guangdong Co., Class A	949,565	948,970
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	105,713
#	Livzon Pharmaceutical Group, Inc., Class H	234,700	719,380
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	223,339
#	LK Technology Holdings Ltd.	615,000	226,767
	Loncin Motor Co. Ltd., Class A	425,100	389,824
#Ω	Longfor Group Holdings Ltd.	7,452,000	9,680,955
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	53,829
	LONGi Green Energy Technology Co. Ltd., Class A	1,379,300	2,771,752
	Longshine Technology Group Co. Ltd., Class A	60,500	72,567
	Lonking Holdings Ltd.	11,218,000	2,206,125
	Luenmei Quantum Co. Ltd., Class A	464,103	350,142
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	115,735
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,068,394
#*Ω	Luye Pharma Group Ltd.	8,776,000	3,133,082
*	Maanshan Iron & Steel Co. Ltd., Class H	512,000	71,423
	Maccura Biotechnology Co. Ltd., Class A	183,900	300,309
	Mango Excellent Media Co. Ltd., Class A	352,394	1,004,433
*Ω	Maoyan Entertainment	1,358,400	1,394,062
Ω	Medlive Technology Co. Ltd.	44,500	42,887
	Mesnac Co. Ltd., Class A	173,100	167,198
	Metallurgical Corp. of China Ltd., Class H	11,760,000	2,259,288
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	119,651
Ω	Midea Real Estate Holding Ltd.	623,600	555,552
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	201,350
	Min Xin Holdings Ltd.	708,418	167,931
	Ming Yang Smart Energy Group Ltd., Class A	487,300	671,899
*	Mingfa Group International Co. Ltd.	608,000	16,001
	Minmetals Capital Co. Ltd., Class A	319,500	190,240
*	Minmetals Development Co. Ltd., Class A	85,000	75,653
*	Minmetals Land Ltd.	7,399,205	320,472
Ω	Minsheng Education Group Co. Ltd.	1,078,000	25,888
*	Minth Group Ltd.	2,924,000	4,102,859
	MLS Co. Ltd., Class A	513,262	581,526
*	MMG Ltd.	10,091,200	3,132,132
	Monalisa Group Co. Ltd., Class A	39,200	45,792
	Moon Environment Technology Co. Ltd., Class A	135,500	167,013
	Morimatsu International Holdings Co. Ltd.	71,000	42,129
	MYS Group Co. Ltd., Class A	393,300	138,498
	NanJi E-Commerce Co. Ltd., Class A	308,400	116,661
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	181,100
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,017,936
	Nanjing Pharmaceutical Co. Ltd., Class A	154,500	93,234
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	299,962
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	78,055	138,553
*	NavInfo Co. Ltd., Class A	404,200	394,666

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Nayuki Holdings Ltd.	110,000	$25,766
	NetDragon Websoft Holdings Ltd.	1,115,500	1,565,556
	Neusoft Corp., Class A	147,700	168,008
	New China Life Insurance Co. Ltd., Class H	2,083,800	4,064,216
	Newland Digital Technology Co. Ltd., Class A	104,460	193,043
	Nexteer Automotive Group Ltd.	4,348,000	1,886,684
#*	Nine Dragons Paper Holdings Ltd.	6,896,000	2,691,477
	Ningbo Boway Alloy Material Co. Ltd., Class A	29,600	57,734
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	660,031
	Ningbo Jintian Copper Group Co. Ltd., Class A	308,200	226,307
	Ningbo Joyson Electronic Corp., Class A	370,841	789,432
	Ningbo Peacebird Fashion Co. Ltd., Class A	49,200	92,880
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	122,313	386,527
	Ningbo Shanshan Co. Ltd., Class A	223,000	237,396
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	199,654
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	666,909
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	44,493
*	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	123,562
*	Niu Technologies, Sponsored ADR	5,348	10,589
	NKY Medical Holdings Ltd., Class A	74,800	117,712
	Noah Holdings Ltd., Sponsored ADR	41,921	324,888
	North China Pharmaceutical Co. Ltd., Class A	282,900	185,283
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	304,463
	North Industries Group Red Arrow Co. Ltd., Class A	157,300	294,802
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	251,501
	Northeast Securities Co. Ltd., Class A	583,400	483,987
	Nuode New Materials Co. Ltd., Class A	289,650	127,868
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	904,308
	Onewo, Inc., Class H	29,800	73,421
	Opple Lighting Co. Ltd., Class A	97,400	214,379
	ORG Technology Co. Ltd., Class A	823,720	488,582
	Orient International Enterprise Ltd., Class A	89,100	71,950
	Orient Overseas International Ltd.	340,000	4,788,214
#Ω	Orient Securities Co. Ltd., Class H	1,348,000	561,950
*	Oriental Energy Co. Ltd., Class A	447,680	512,789
	Oriental Pearl Group Co. Ltd., Class A	777,160	683,346
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	172,646
	PCI Technology Group Co. Ltd., Class A	72,600	39,457
	People's Insurance Co. Group of China Ltd. , Class H	20,891,000	7,029,033
	Perfect World Co. Ltd., Class A	331,500	359,612
	PetroChina Co. Ltd., Class H	90,670,000	78,735,473
	PICC Property & Casualty Co. Ltd., Class H	11,041,000	14,478,275
	Ping An Bank Co. Ltd., Class A	6,275,313	8,925,951
	Ping An Insurance Group Co. of China Ltd., Class H	24,184,000	105,021,892
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,381,182
*	Polaris Bay Group Co. Ltd., Class A	81,800	75,407
	Poly Property Group Co. Ltd.	9,950,870	1,848,098
	Pony Testing International Group Co. Ltd., Class A	82,000	81,472
	Porton Pharma Solutions Ltd., Class A	107,900	189,824
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,056,000	16,072,013
	Pou Sheng International Holdings Ltd.	9,206,000	696,484
	Power Construction Corp. of China Ltd., Class A	4,101,720	3,122,399
	Prinx Chengshan Holdings Ltd.	214,000	197,913
	PW Medtech Group Ltd.	1,439,000	221,572
	Pylon Technologies Co. Ltd., Class A	38,257	221,694
*	Q Technology Group Co. Ltd.	1,317,000	735,274
*	Qi An Xin Technology Group, Inc., Class A	43,685	146,088
	Qifu Technology, Inc., ADR	265,328	5,388,812
	Qingdao East Steel Tower Stock Co. Ltd., Class A	326,600	277,884

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Gaoce Technology Co. Ltd., Class A	109,609	$186,316
	Qingdao Gon Technology Co. Ltd., Class A	51,535	130,290
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	498,394
Ω	Qingdao Port International Co. Ltd., Class H	643,000	479,256
	Qingdao Rural Commercial Bank Corp., Class A	1,675,000	610,099
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	767,936
	Qingdao Topscomm Communication, Inc., Class A	56,400	32,678
*	Qingling Motors Co. Ltd., Class H	2,810,000	193,760
	Qinhuangdao Port Co. Ltd., Class H	1,227,500	314,370
*	Qudian, Inc., Sponsored ADR	246,774	471,338
*	Radiance Holdings Group Co. Ltd.	335,000	103,189
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	297,840
*Ω	Red Star Macalline Group Corp. Ltd., Class H	1,489,497	242,149
#*††Ω	Redco Properties Group Ltd.	3,306,000	105,787
	Renhe Pharmacy Co. Ltd., Class A	672,100	526,062
	Rianlon Corp., Class A	41,400	142,165
	Risen Energy Co. Ltd., Class A	291,400	441,578
*	RiseSun Real Estate Development Co. Ltd., Class A	183,500	36,336
	Riyue Heavy Industry Co. Ltd., Class A	271,409	385,019
	Rizhao Port Co. Ltd., Class A	253,400	99,938
	Rongan Property Co. Ltd., Class A	277,856	105,004
	Runjian Co. Ltd., Class A	53,400	209,766
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,946,325
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,081,272
*	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	404,101
	Sansure Biotech, Inc., Class A	76,957	206,796
	Sany Heavy Equipment International Holdings Co. Ltd.	957,000	574,032
	Sany Heavy Industry Co. Ltd., Class A	362,642	810,285
	Satellite Chemical Co. Ltd., Class A	403,731	975,759
	Sealand Securities Co. Ltd., Class A	1,406,195	614,993
#*	Seazen Group Ltd.	4,750,857	850,497
*	Seazen Holdings Co. Ltd., Class A	510,715	683,878
#	S-Enjoy Service Group Co. Ltd.	244,000	89,139
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	69,700	37,205
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	645,500	322,367
*	Shaanxi Heimao Coking Co. Ltd., Class A	84,600	31,985
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,439,339
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	235,496
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	222,309	471,456
*	Shandong Chenming Paper Holdings Ltd., Class H	1,251,227	275,528
	Shandong Haihua Co. Ltd., Class A	139,500	108,867
*	Shandong Hi-Speed New Energy Group Ltd.	97,600	18,523
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	312,900	222,092
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	360,999	1,239,615
	Shandong Humon Smelting Co. Ltd., Class A	275,500	429,625
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	66,300	130,960
	Shandong Jinjing Science & Technology Co. Ltd., Class A	299,600	238,015
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	804,671
	Shandong Lukang Pharma, Class A	76,000	76,101
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,546,238
	Shandong Publishing & Media Co. Ltd., Class A	363,633	547,137
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,982,027
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	79,456
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,149,600	3,120,493
	Shandong Xiantan Co. Ltd., Class A	130,800	105,159
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	247,400	166,747
	Shanghai AJ Group Co. Ltd., Class A	626,652	361,346
	Shanghai Bailian Group Co. Ltd., Class A	493,700	546,042
	Shanghai Bright Meat Group Co. Ltd., Class A	165,400	131,589

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	122,800	$152,599
	Shanghai Construction Group Co. Ltd., Class A	1,911,329	618,778
	Shanghai Datun Energy Resources Co. Ltd., Class A	111,500	189,573
*	Shanghai Electric Group Co. Ltd., Class H	8,684,000	1,689,152
	Shanghai Environment Group Co. Ltd., Class A	360,586	376,746
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	743,500	1,234,765
	Shanghai Huayi Group Co. Ltd., Class A	118,500	104,750
	Shanghai Industrial Holdings Ltd.	2,251,918	3,359,438
	Shanghai Industrial Urban Development Group Ltd.	15,514,501	784,082
	Shanghai International Airport Co. Ltd., Class A	11,800	56,447
	Shanghai Jahwa United Co. Ltd., Class A	109,100	270,636
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	724,354
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	483,964
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	382,658	480,273
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	282,399
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,232,500	4,847,178
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	193,156
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,311,128	7,339,582
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	399,950	719,660
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	149,069
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,666,091
	Shanghai Runda Medical Technology Co. Ltd., Class A	37	70
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	168,100	283,514
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	506,137
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	154,942	151,326
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	184,854
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	893,771
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	292,863
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	892,762	674,634
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	312,037
*	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	162,112	87,764
	Shanghai Zhonggu Logistics Co. Ltd., Class A	38,400	46,915
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	312,021
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	221,057
	Shanxi Coal International Energy Group Co. Ltd., Class A	11,200	19,994
	Shanxi Coking Co. Ltd., Class A	68,900	34,638
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,177,851
	Shanxi Guoxin Energy Corp. Ltd., Class A	194,600	66,580
	Shanxi Hi-speed Group Co. Ltd., Class A	111,600	66,145
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	258,260	288,024
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,115,580	2,402,567
*	Shanxi Meijin Energy Co. Ltd., Class A	997,273	608,104
	Shanxi Securities Co. Ltd., Class A	888,260	612,170
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	792,394
*	Shanying International Holding Co. Ltd., Class A	718,200	145,179
	Shenghe Resources Holding Co. Ltd., Class A	146,193	167,675
	Shenguan Holdings Group Ltd.	860,000	30,735
	Shenma Industry Co. Ltd., Class A	204,800	173,610
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,912,000	351,932
	Shenzhen Agricultural Products Group Co. Ltd., Class A	107,841	78,397
	Shenzhen Airport Co. Ltd., Class A	492,100	446,551
	Shenzhen Aisidi Co. Ltd., Class A	143,300	181,445
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	196,668
	Shenzhen Das Intellitech Co. Ltd., Class A	154,700	49,287
	Shenzhen Desay Battery Technology Co., Class A	70,630	252,127
	Shenzhen Gas Corp. Ltd., Class A	489,200	470,069
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	226,544
	Shenzhen Hopewind Electric Co. Ltd., Class A	36,700	76,612
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	226,885

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen International Holdings Ltd.	7,069,489	$5,664,556
	Shenzhen Investment Ltd.	13,966,414	1,681,427
	Shenzhen Invt Electric Co. Ltd., Class A	92,800	77,510
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	245,885
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	150,105
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	451,604
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	526,590
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	148,800	187,664
	Shenzhen Leaguer Co. Ltd., Class A	314,700	256,358
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	307,497
	Shenzhen MTC Co. Ltd., Class A	1,254,928	877,613
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	178,441
	Shenzhen Noposin Crop Science Co. Ltd., Class A	66,600	63,920
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	548,693
	Shenzhen Senior Technology Material Co. Ltd., Class A	145,400	159,220
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	312,908	380,152
	Shenzhen Sunway Communication Co. Ltd., Class A	158,200	427,964
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	319,846
	Shenzhen Topband Co. Ltd., Class A	96,300	137,127
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	460,529
	Shenzhen Yinghe Technology Co. Ltd., Class A	109,000	231,623
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	202,894	655,680
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	604,398
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	102,600	90,912
	Shinva Medical Instrument Co. Ltd., Class A	92,950	225,683
#	Shoucheng Holdings Ltd.	8,189,683	1,311,452
	Shougang Fushan Resources Group Ltd.	10,162,277	3,573,094
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	250,300	153,856
	Shui On Land Ltd.	18,758,803	1,583,088
	Sichuan Changhong Electric Co. Ltd., Class A	913,576	572,442
	Sichuan Development Lomon Co. Ltd., Class A	462,800	446,000
	Sichuan EM Technology Co. Ltd., Class A	156,000	143,750
	Sichuan Haite High-tech Co. Ltd., Class A	39,800	54,089
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,776,700	660,511
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	257,480
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,198,388
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	204,614
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	1,926,088
	Sichuan Yahua Industrial Group Co. Ltd., Class A	285,000	356,868
*	Sihuan Pharmaceutical Holdings Group Ltd.	665,000	45,145
*	Silver Grant International Holdings Group Ltd.	5,536,804	84,899
	Sino Biopharmaceutical Ltd.	793,000	284,369
*	Sinochem International Corp., Class A	575,231	303,483
	Sinofert Holdings Ltd.	12,342,000	1,532,793
*	Sinolink Worldwide Holdings Ltd.	15,865,714	202,901
	Sinoma International Engineering Co., Class A	473,500	667,442
	Sinoma Science & Technology Co. Ltd., Class A	509,362	810,083
	Sinomach Automobile Co. Ltd., Class A	263,300	225,892
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	49,800	18,475
	Sinomine Resource Group Co. Ltd., Class A	136,220	507,944
	Sinopec Engineering Group Co. Ltd., Class H	8,001,500	5,099,355
	Sinopec Kantons Holdings Ltd.	4,620,000	2,511,162
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,826,000	1,770,444
	Sinopharm Group Co. Ltd., Class H	6,884,000	16,146,716
	Sino-Platinum Metals Co. Ltd., Class A	116,900	217,592
	Sinosteel Engineering & Technology Co. Ltd., Class A	303,500	241,571
	Sinosteel New Materials Co. Ltd., Class A	102,600	95,299
	Sinotrans Ltd., Class H	10,042,000	4,661,819
	Sinotruk Hong Kong Ltd.	2,422,835	6,377,073

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	$671,900
	Skyworth Digital Co. Ltd., Class A	65,300	74,691
	Skyworth Group Ltd.	6,997,114	2,538,328
	Snowsky Salt Industry Group Co. Ltd., Class A	199,300	149,113
*	SOHO China Ltd.	10,939,388	952,454
	SooChow Securities Co. Ltd., Class A	1,078,430	948,741
*	South Manganese Investment Ltd.	1,336,000	39,709
	Southern Publishing & Media Co. Ltd., Class A	186,500	303,600
	Southwest Securities Co. Ltd., Class A	910,400	495,026
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	151,951
	SSY Group Ltd.	2,578,000	1,285,515
	Stanley Agricultural Group Co. Ltd., Class A	250,800	228,063
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	256,900	200,103
	STO Express Co. Ltd., Class A	514,500	639,380
	Sumavision Technologies Co. Ltd., Class A	177,500	101,632
	Sumec Corp. Ltd., Class A	134,900	149,968
	Sun Art Retail Group Ltd.	5,657,500	920,363
	Suning Universal Co. Ltd., Class A	1,358,605	323,669
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	273,671
	Sunwoda Electronic Co. Ltd., Class A	384,600	914,764
	Suzhou Anjie Technology Co. Ltd., Class A	83,100	165,767
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	337,866
*	Taiyuan Heavy Industry Co. Ltd., Class A	370,600	99,503
*	Tangshan Jidong Cement Co. Ltd., Class A	696,244	435,045
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,198,008
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	513,423
	Tasly Pharmaceutical Group Co. Ltd., Class A	223,300	434,727
	Tayho Advanced Materials Group Co. Ltd., Class A	214,300	254,016
	TBEA Co. Ltd., Class A	1,143,998	2,144,750
	TCL Electronics Holdings Ltd.	4,535,666	3,002,936
	TCL Technology Group Corp., Class A	4,338,998	2,354,970
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,021,300	1,235,950
	TDG Holdings Co. Ltd., Class A	143,000	129,314
	Ten Pao Group Holdings Ltd.	304,000	47,049
	Tian An China Investment Co. Ltd.	4,049,000	2,078,184
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	951,667
	Tiangong International Co. Ltd.	5,220,000	1,020,503
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,562
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	445,532
	Tianjin Port Co. Ltd., Class A	184,800	119,703
	Tianjin Port Development Holdings Ltd.	14,851,657	1,216,137
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	150,676
	Tianjin Teda Co. Ltd., Class A	134,611	60,207
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	308,361	228,489
*	Tianma Microelectronics Co. Ltd., Class A	628,602	621,410
	Tianneng Battery Group Co. Ltd., Class A	40,128	125,389
#	Tianneng Power International Ltd.	3,920,000	2,648,490
#	Tianqi Lithium Corp., Class H	128,400	351,917
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,326,053
	TianShan Material Co. Ltd., Class A	469,700	353,479
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,220,251
	Tianyun International Holdings Ltd.	744,000	304,729
	Titan Wind Energy Suzhou Co. Ltd., Class A	286,200	337,768
	Tofflon Science & Technology Group Co. Ltd., Class A	48,100	77,007
	Toly Bread Co. Ltd., Class A	355,835	273,186
#	Tomson Group Ltd.	2,159,763	524,837
	Tong Ren Tang Technologies Co. Ltd., Class H	2,425,000	1,553,625
	TongFu Microelectronics Co. Ltd., Class A	231,200	730,392
	Tongkun Group Co. Ltd., Class A	547,222	1,064,508

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	$418,849
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,560,869
	Tongwei Co. Ltd., Class A	1,152,014	2,891,599
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	316,859
	Transfar Zhilian Co. Ltd., Class A	688,000	371,344
	TravelSky Technology Ltd., Class H	263,000	296,489
	Triangle Tyre Co. Ltd., Class A	101,800	212,733
*	Trigiant Group Ltd.	3,398,000	145,527
	Trina Solar Co. Ltd., Class A	501,936	1,212,093
*	Trip.com Group Ltd. (TCOM US), ADR	553,073	23,522,195
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	170,277
	Truly International Holdings Ltd.	4,032,000	537,190
*	Tsinghua Tongfang Co. Ltd., Class A	250,100	178,733
	Unilumin Group Co. Ltd., Class A	277,000	194,410
	Uni-President China Holdings Ltd.	1,023,000	841,876
	Unisplendour Corp. Ltd., Class A	745,064	2,402,172
*	United Energy Group Ltd.	2,982,000	127,883
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	342,637	765,151
	Valiant Co. Ltd., Class A	147,046	194,686
	Vatti Corp. Ltd., Class A	148,200	135,101
	Venustech Group, Inc., Class A	235,000	502,621
	Vipshop Holdings Ltd., ADR	777,336	10,602,863
*	Vnet Group, Inc., ADR	332,314	687,890
	Wangneng Environment Co. Ltd., Class A	130,540	235,404
	Wangsu Science & Technology Co. Ltd., Class A	577,700	604,453
	Wanxiang Qianchao Co. Ltd., Class A	629,160	403,455
	Wasion Holdings Ltd.	2,834,000	2,303,800
	Wasu Media Holding Co. Ltd., Class A	497,586	434,991
#	Weibo Corp. (9898 HK), Class A	1,100	8,586
#	Weibo Corp. (WB US), Sponsored ADR	123,100	950,332
	Weichai Power Co. Ltd., Class H	3,951,000	6,323,364
	Weifu High-Technology Group Co. Ltd., Class A	90,400	212,352
*	Wellhope Foods Co. Ltd., Class A	352,688	345,857
	West China Cement Ltd.	11,724,000	1,546,925
	Western Securities Co. Ltd., Class A	850,648	769,533
	Wharf Holdings Ltd.	2,175,000	5,963,518
	Windey Energy Technology Group Co. Ltd., Class A	182,430	287,226
*	Wingtech Technology Co. Ltd., Class A	278,000	1,152,529
	Winner Medical Co. Ltd., Class A	73,040	264,876
	Wolong Electric Group Co. Ltd., Class A	443,900	747,459
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,104,580
*	Wuhan P&S Information Technology Co. Ltd., Class A	191,400	124,636
	Wuhu Token Science Co. Ltd., Class A	303,400	192,999
	Wushang Group Co. Ltd., Class A	309,900	305,782
*Ω	Wuxi Biologics Cayman, Inc.	3,093,500	4,524,724
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	185,200	227,469
	Wuxi Paike New Materials Technology Co. Ltd., Class A	4,700	33,892
	Wuxi Rural Commercial Bank Co. Ltd., Class A	72,200	52,068
	Wuxi Taiji Industry Co. Ltd., Class A	411,647	319,052
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,582,320
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	268,500	43,988
	Xiamen Bank Co. Ltd., Class A	756,600	553,929
	Xiamen C & D, Inc., Class A	686,300	753,351
	Xiamen ITG Group Corp. Ltd., Class A	611,502	543,230
	Xiamen Tungsten Co. Ltd., Class A	299,740	705,752
	Xiamen Xiangyu Co. Ltd., Class A	671,801	482,816
	Xi'An Shaangu Power Co. Ltd., Class A	193,500	212,015
	Xiandai Investment Co. Ltd., Class A	184,100	97,353

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiangcai Co. Ltd., Class A	344,000	$311,369
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	45,417
	Xianhe Co. Ltd., Class A	58,000	139,332
*Ω	Xiaomi Corp., Class B	15,092,800	32,416,765
	Xilinmen Furniture Co. Ltd., Class A	97,400	202,878
	Xinfengming Group Co. Ltd., Class A	420,160	776,251
	Xingda International Holdings Ltd.	7,244,215	1,187,452
	Xingfa Aluminium Holdings Ltd.	447,000	476,215
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,148,258
	Xinjiang Joinworld Co. Ltd., Class A	76,200	71,869
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	134,456
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	187,500	171,564
#*	Xinte Energy Co. Ltd., Class H	1,556,400	1,471,529
*	Xinxiang Chemical Fiber Co. Ltd., Class A	243,770	120,672
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	693,005
#	Xinyi Energy Holdings Ltd.	5,309,026	604,486
	Xinyi Solar Holdings Ltd.	4,110,000	1,950,106
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	505,398
*	XPeng, Inc., Class A	661,300	2,672,998
	Xtep International Holdings Ltd.	2,341,000	1,407,940
	Yangling Metron New Material, Inc., Class A	41,800	111,310
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	104,000	106,408
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	119,801	367,104
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,331,294
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	128,208
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,407,411
*	Yifan Pharmaceutical Co. Ltd., Class A	99,200	164,334
	Yip's Chemical Holdings Ltd.	54,000	10,510
*	Yiren Digital Ltd., Sponsored ADR	162,877	773,666
#Ω	Yixin Group Ltd.	464,500	39,753
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	435,606
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	674,476
	Yongjin Technology Group Co. Ltd.	59,400	160,448
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	522,098
	Yotrio Group Co. Ltd., Class A	629,200	230,088
	Youngor Fashion Co. Ltd., Class A	1,239,313	1,226,738
	YTO Express Group Co. Ltd., Class A	933,863	1,853,688
	Yuexiu Property Co. Ltd.	8,006,357	5,117,086
*	Yueyang Forest & Paper Co. Ltd., Class A	131,400	63,851
	Yunda Holding Co. Ltd., Class A	974,689	996,251
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,093,534
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	220,100	164,859
	Yunnan Copper Co. Ltd., Class A	565,700	894,119
	Yunnan Energy Investment Co. Ltd., Class A	45,100	70,352
	Yunnan Energy New Material Co. Ltd., Class A	217,700	929,105
	Yunnan Tin Co. Ltd., Class A	466,300	909,014
	Yunnan Yuntianhua Co. Ltd., Class A	79,500	215,868
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	627,026
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	528,906
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	726,582
	Zhejiang Chint Electrics Co. Ltd., Class A	719,752	1,920,005
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	431,844
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	95,600	57,073
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,213,483
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	140,000	169,720
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	175,600	198,401
	Zhejiang Hailiang Co. Ltd., Class A	650,665	700,670
	Zhejiang Hangmin Co. Ltd., Class A	477,181	453,023

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	131,900	$135,204
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	378,493
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,313,255
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	452,594
	Zhejiang Jingu Co. Ltd., Class A	240,400	161,122
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	452,307
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	159,900	313,067
	Zhejiang Longsheng Group Co. Ltd., Class A	1,097,633	1,365,855
	Zhejiang Medicine Co. Ltd., Class A	296,317	569,591
	Zhejiang Narada Power Source Co. Ltd., Class A	188,500	225,827
	Zhejiang NHU Co. Ltd., Class A	498,476	1,441,319
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	418,960
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,000	256,102
	Zhejiang Runtu Co. Ltd., Class A	378,930	304,746
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	525,989
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	182,119
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	251,872
	Zhejiang Wanma Co. Ltd., Class A	217,700	209,448
	Zhejiang Wansheng Co. Ltd., Class A	76,352	95,932
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	339,376
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	330,728	355,376
	Zhejiang Xinao Textiles, Inc., Class A	48,040	43,282
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	287,008
	Zhende Medical Co. Ltd., Class A	30,800	90,365
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,121,561
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	101,864
*	Zhong An Group Ltd.	6,325,600	83,106
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	500,390
	Zhongsheng Group Holdings Ltd.	2,387,500	3,725,108
	Zhongtai Securities Co. Ltd., Class A	1,037,500	866,666
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	170,912
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,229,500	468,038
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	433,298
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	713,900	2,634,667
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,900	22,070
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	748,899
	Zhuzhou Times New Material Technology Co. Ltd., Class A	174,900	238,229
	ZJMI Environmental Energy Co. Ltd., Class A	53,500	91,948
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,566,200	2,015,169
TOTAL CHINA			2,494,579,191
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	783,075	1,657,206
	BAC Holding International Corp.	41,257	2,923
	Cementos Argos SA	406,897	838,703
	Corp. Financiera Colombiana SA	54,588	177,872
	Grupo Argos SA	1,186,779	4,857,263
	Mineros SA	102,337	86,902
TOTAL COLOMBIA			7,620,869
CZECH REPUBLIC — (0.1%)
	CEZ AS	10,662	410,552
	Komercni Banka AS	268,292	9,268,976
Ω	Moneta Money Bank AS	472,881	2,165,536
TOTAL CZECH REPUBLIC			11,845,064

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
GREECE — (0.4%)
	Alpha Services & Holdings SA	6,482,522	$11,960,829
	Autohellas Tourist & Trading SA	6,361	81,635
	Bank of Greece	51,751	779,854
	ElvalHalcor SA	10,902	22,307
	Eurobank Ergasias Services & Holdings SA, Class A	3,485,800	7,986,906
	Fourlis Holdings SA	56,780	241,625
	Helleniq Energy Holdings SA	280,507	2,246,731
	Intracom Holdings SA	276,836	997,846
	Metlen Energy & Metals SA	12,440	491,622
	Motor Oil Hellas Corinth Refineries SA	109,001	2,778,416
	National Bank of Greece SA	757,408	6,648,762
	Piraeus Financial Holdings SA	2,781,731	11,752,691
	Titan Cement International SA (TITC GA)	101,687	3,619,540
TOTAL GREECE			49,608,764
HONG KONG — (0.0%)
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
*††	China Properties Investment Holdings Ltd.	3,380,000	0
*	Kai Yuan Holdings Ltd.	5,160,000	8,925
	PAX Global Technology Ltd.	3,200,000	1,795,496
*††	Untrade.Ch Wood Opti	88,000	0
††	Untrade.Lumena Newmat	1,315,048	0
TOTAL HONG KONG			1,804,421
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,747,895	21,414,372
	OTP Bank Nyrt	13,301	681,830
TOTAL HUNGARY			22,096,202
INDIA — (20.7%)
	360 ONE WAM Ltd.	123,216	1,672,317
	Aarti Drugs Ltd.	10,733	65,498
	ACC Ltd.	231,963	7,192,232
*	Aditya Birla Capital Ltd.	1,672,168	4,541,834
	Advanced Enzyme Technologies Ltd.	3,682	18,442
	Agarwal Industrial Corp. Ltd.	1,368	19,359
	AGI Greenpac Ltd.	39,925	382,883
	Alembic Ltd.	351,008	599,293
	Alembic Pharmaceuticals Ltd.	110,023	1,556,876
*	Allcargo Logistics Ltd.	1,600,297	1,249,427
	Allcargo Terminals Ltd.	406,354	253,416
	Amara Raja Energy & Mobility Ltd.	166,501	3,242,336
	Ambuja Cements Ltd.	1,346,803	10,976,320
	Anant Raj Ltd.	44,114	293,366
	Andhra Sugars Ltd.	140,898	199,558
	Apollo Tyres Ltd.	1,868,429	12,443,192
	Arvind Ltd.	917,465	4,130,468
*	Ashapura Minechem Ltd.	7,363	32,590
*	Ashoka Buildcon Ltd.	159,243	487,945
Ω	Aster DM Healthcare Ltd.	207,797	863,087
	Aurobindo Pharma Ltd.	994,686	16,983,908
	Avadh Sugar & Energy Ltd.	4,856	37,333
	Avanti Feeds Ltd.	21,703	177,031
	Axis Bank Ltd. (AXSB IN)	10,198,375	142,671,862
	Bajaj Consumer Care Ltd.	71,279	226,216
*	Bajaj Hindusthan Sugar Ltd.	558,986	296,969
	Bajaj Holdings & Investment Ltd.	171,457	19,787,324

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	400,330	$1,407,351
	Balrampur Chini Mills Ltd.	721,069	4,176,014
	Banco Products India Ltd.	54,069	492,773
Ω	Bandhan Bank Ltd.	1,349,093	3,515,277
	Bank of Baroda	4,069,275	12,394,144
	Bank of India	1,189,893	1,792,890
	Bank of Maharashtra	1,853,921	1,487,547
	BEML Ltd.	16,624	908,507
	Bhansali Engineering Polymers Ltd.	96,928	174,740
	Bharat Bijlee Ltd.	5,824	350,031
	Bharat Heavy Electricals Ltd.	4,379,773	16,555,954
	Biocon Ltd.	145,178	628,476
	Birla Corp. Ltd.	162,296	2,988,094
	Birlasoft Ltd.	327,053	2,648,125
	Bombay Burmah Trading Co.	25,062	682,621
	BSE Ltd.	35,344	1,085,286
*	Camlin Fine Sciences Ltd.	47,294	68,800
	Can Fin Homes Ltd.	112,407	1,140,286
	Canara Bank	6,464,200	8,876,009
*	Capacit'e Infraprojects Ltd.	52,067	202,835
	Caplin Point Laboratories Ltd.	7,420	139,939
	Ceat Ltd.	135,827	4,394,727
	Century Enka Ltd.	32,855	227,036
	Century Textiles & Industries Ltd.	83,721	2,349,462
	Chambal Fertilisers & Chemicals Ltd.	899,019	5,578,396
	Chennai Super Kings Cricket Ltd.	5,080,767	7,251,412
	Cholamandalam Financial Holdings Ltd.	419,276	7,616,052
	CIE Automotive India Ltd.	372,672	2,623,162
	Cigniti Technologies Ltd.	4,594	74,976
	Cipla Ltd.	789,429	14,584,222
	City Union Bank Ltd.	1,195,370	2,465,069
Ω	Cochin Shipyard Ltd.	272,708	8,592,616
	Container Corp. of India Ltd.	312,168	3,885,392
	Coromandel International Ltd.	13,873	277,032
	Cosmo First Ltd.	7,049	79,289
*	CSB Bank Ltd.	90,064	355,220
	Cyient Ltd.	125,736	2,642,426
	Dalmia Bharat Ltd.	289,944	6,437,137
	Dalmia Bharat Sugar & Industries Ltd.	29,477	144,387
	Datamatics Global Services Ltd.	1,713	13,393
	DB Corp. Ltd.	129,970	547,592
	DCB Bank Ltd.	991,236	1,497,342
	DCM Shriram Industries Ltd.	4,862	12,869
	DCM Shriram Ltd.	216,149	2,729,333
	DCW Ltd.	244,451	206,697
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	3,488,739
	Delta Corp. Ltd.	336,051	546,951
*	DEN Networks Ltd.	357,048	246,176
*	Dhampur Sugar Mills Ltd.	162,170	429,727
*	Dhanlaxmi Bank Ltd.	40,816	21,830
Ω	Dilip Buildcon Ltd.	21,517	133,582
*	Dish TV India Ltd.	1,175,913	228,514
*	Dishman Carbogen Amcis Ltd.	321,072	780,492
	DLF Ltd.	621,310	6,628,853
	Dr Reddy's Laboratories Ltd. (DRRD IN)	12,236	988,840
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	84,166	6,841,012
*	Dredging Corp. of India Ltd.	1,087	15,597
*	Dwarikesh Sugar Industries Ltd.	195,236	174,645
	eClerx Services Ltd.	17,227	494,568

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EID Parry India Ltd.	507,826	$4,979,597
	Electrosteel Castings Ltd.	905,668	2,343,654
	Engineers India Ltd.	94,854	298,257
	EPL Ltd.	116,279	314,038
Ω	Equitas Small Finance Bank Ltd.	325,660	315,743
	Escorts Kubota Ltd.	31,899	1,596,635
	Everest Industries Ltd.	8,915	128,092
	Everest Kanto Cylinder Ltd.	22,567	46,016
	Excel Industries Ltd.	7,075	108,133
	Exide Industries Ltd.	850,555	5,335,022
*	FDC Ltd.	119,390	728,247
	Federal Bank Ltd.	9,464,464	22,833,376
	FIEM Industries Ltd.	31,912	517,852
	Filatex India Ltd.	576,966	427,893
	Finolex Cables Ltd.	132,330	2,424,537
	Finolex Industries Ltd.	783,938	2,986,735
	Firstsource Solutions Ltd.	1,586,814	5,189,651
	Force Motors Ltd.	8,527	947,281
	Fortis Healthcare Ltd.	1,009,151	6,061,244
	Gabriel India Ltd.	176,932	1,059,079
	GAIL India Ltd. (GAIL IN)	7,516,829	21,696,604
	Galaxy Surfactants Ltd.	224	7,966
	Gateway Distriparks Ltd.	1,318,343	1,736,219
	Genus Power Infrastructures Ltd.	37,696	170,676
	GHCL Ltd.	319,929	2,174,710
	GHCL Textiles Ltd.	319,929	402,607
	GIC Housing Finance Ltd.	61,420	193,752
	Glenmark Pharmaceuticals Ltd.	864,022	15,208,099
	Godawari Power & Ispat Ltd.	55,947	750,758
	Godfrey Phillips India Ltd.	64,165	3,237,406
*	Godrej Industries Ltd.	12,983	140,932
	Goldiam International Ltd.	15,567	35,115
	Granules India Ltd.	836,076	6,316,728
	Graphite India Ltd.	87,286	556,293
	Grasim Industries Ltd.	890,461	29,578,374
	Grauer & Weil India Ltd.	82,434	87,631
	Great Eastern Shipping Co. Ltd.	503,782	8,374,276
	Greenpanel Industries Ltd.	8,423	36,417
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,166,809
	Gujarat Ambuja Exports Ltd.	605,370	1,011,143
	Gujarat Fluorochemicals Ltd.	62,060	2,516,997
	Gujarat Mineral Development Corp. Ltd.	465,476	2,232,525
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	3,423,146
	Gujarat Pipavav Port Ltd.	893,120	2,464,867
	Gujarat State Fertilizers & Chemicals Ltd.	1,140,293	3,357,104
	Gujarat State Petronet Ltd.	1,318,554	5,359,731
*	Hathway Cable & Datacom Ltd.	1,645,904	474,775
	HBL Power Systems Ltd.	107,935	804,681
	HDFC Bank Ltd.	3,892,230	75,316,865
	HEG Ltd.	38,504	1,027,819
	HeidelbergCement India Ltd.	302,705	848,527
	Hero MotoCorp Ltd. (HMCL IN)	258,914	17,113,402
	HFCL Ltd.	1,517,967	2,437,409
	HG Infra Engineering Ltd.	13,314	258,529
	Hikal Ltd.	204,632	884,156
	HIL Ltd.	19,540	702,244
	Himadri Speciality Chemical Ltd.	737,742	3,818,051
*	Himatsingka Seide Ltd.	105,201	191,313
	Hindalco Industries Ltd.	5,374,303	43,264,578

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions Ltd.	89,011	$861,647
	Hindustan Aeronautics Ltd.	35,849	2,111,436
	Huhtamaki India Ltd.	17,234	79,362
	I G Petrochemicals Ltd.	2,252	16,764
	ICICI Bank Ltd. (IBN US), Sponsored ADR	2,150,702	62,606,931
*	IDFC First Bank Ltd.	11,549,956	10,529,366
	IDFC Ltd.	3,802,683	5,128,765
	IIFL Finance Ltd.	712,214	3,776,269
	IIFL Securities Ltd.	1,023,018	2,643,074
*	India Cements Ltd.	379,657	1,657,125
	India Glycols Ltd.	71,166	1,032,931
	India Nippon Electricals Ltd.	6,634	62,847
	Indian Bank	544,017	3,958,570
	Indian Metals & Ferro Alloys Ltd.	2,636	23,452
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	14,019,177
	Indo Count Industries Ltd.	254,848	1,212,335
	Indoco Remedies Ltd.	9,903	39,410
*	Indus Towers Ltd.	2,072,747	10,747,221
	IndusInd Bank Ltd.	1,591,931	27,213,571
	Infibeam Avenues Ltd.	1,811,449	682,359
	Info Edge India Ltd.	83,513	7,065,625
	Insecticides India Ltd.	2,483	23,690
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	476,819
	Ipca Laboratories Ltd.	38,656	604,668
Ω	IRCON International Ltd.	599,285	2,073,963
	ISGEC Heavy Engineering Ltd.	2,531	47,766
	ITD Cementation India Ltd.	261,035	1,608,674
	J Kumar Infraprojects Ltd.	202,447	2,095,420
*	Jagran Prakashan Ltd.	403,692	488,408
	Jai Corp. Ltd.	60,365	275,217
*	Jain Irrigation Systems Ltd.	94,002	81,556
	Jammu & Kashmir Bank Ltd.	1,448,162	1,912,012
	JB Chemicals & Pharmaceuticals Ltd.	32,241	740,767
	Jindal Poly Films Ltd.	54,978	570,556
	Jindal Saw Ltd.	883,645	6,795,449
	Jindal Stainless Ltd.	695,534	6,159,896
	Jindal Steel & Power Ltd.	1,907,130	22,601,267
*	Jio Financial Services Ltd.	9,844,822	38,731,440
	JK Lakshmi Cement Ltd.	236,482	2,507,274
	JK Paper Ltd.	431,544	2,605,924
	JK Tyre & Industries Ltd.	567,910	3,021,964
	JM Financial Ltd.	2,405,311	3,014,426
	JSW Energy Ltd.	673,885	5,871,489
	JSW Steel Ltd.	3,977,863	44,438,238
	Jubilant Ingrevia Ltd.	226,037	1,648,000
	Jubilant Pharmova Ltd.	431,530	4,004,374
	Kalpataru Projects International Ltd.	421,283	6,914,346
	Kalyani Steels Ltd.	85,498	912,245
	Karnataka Bank Ltd.	1,019,469	2,897,729
	Karur Vysya Bank Ltd.	2,348,162	6,494,897
	Kaveri Seed Co. Ltd.	83,367	1,066,689
	KCP Ltd.	79,350	237,291
*	Kellton Tech Solutions Ltd.	31,376	60,434
*	Kiri Industries Ltd.	1,368	5,778
	Kirloskar Brothers Ltd.	2,024	58,983
	Kirloskar Ferrous Industries Ltd.	22,923	206,251
	Kirloskar Oil Engines Ltd.	250,982	3,748,814
	Kitex Garments Ltd.	28,810	80,914
	KNR Constructions Ltd.	434,184	2,108,321

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kolte-Patil Developers Ltd.	100,381	$466,146
	Kopran Ltd.	7,822	24,929
	KRBL Ltd.	180,644	691,647
	Krsnaa Diagnostics Ltd.	6,106	49,807
	L&T Finance Ltd.	2,893,519	6,246,859
	Larsen & Toubro Ltd.	1,261,509	57,609,794
	LG Balakrishnan & Bros Ltd.	50,144	856,512
	LIC Housing Finance Ltd.	1,726,934	15,862,174
	LT Foods Ltd.	900,797	3,148,467
	Lumax Auto Technologies Ltd.	34,557	233,303
	Lupin Ltd.	474,201	10,840,821
	LUX Industries Ltd.	3,036	74,871
	Maharashtra Seamless Ltd.	300,155	2,335,299
	Mahindra & Mahindra Financial Services Ltd.	2,648,103	9,601,136
	Mahindra & Mahindra Ltd.	2,081,959	72,503,858
	Mahindra Lifespace Developers Ltd.	16,964	123,172
	Maithan Alloys Ltd.	15,914	207,414
	Man Industries India Ltd.	11,178	62,773
	Manali Petrochemicals Ltd.	16,892	20,088
	Manappuram Finance Ltd.	2,320,125	5,958,554
	Marksans Pharma Ltd.	1,031,306	2,616,791
Ω	MAS Financial Services Ltd.	18,255	62,799
	Mastek Ltd.	803	27,251
*	Max Estates Ltd.	16,842	109,506
	Mayur Uniquoters Ltd.	23,759	185,286
*	Meghmani Organics Ltd.	775,716	817,449
	Minda Corp. Ltd.	56,052	331,834
	MM Forgings Ltd.	1,844	13,166
	MOIL Ltd.	323,328	1,905,970
	Monte Carlo Fashions Ltd.	30,939	257,157
*	Morepen Laboratories Ltd.	305,950	218,988
	Motilal Oswal Financial Services Ltd.	74,112	580,773
	MRF Ltd.	6,331	10,766,007
	Muthoot Finance Ltd.	142,033	3,118,740
	Natco Pharma Ltd.	44,599	729,042
	National Aluminium Co. Ltd.	3,875,097	9,046,909
	National Fertilizers Ltd.	369,527	654,165
	Nava Ltd.	503,416	5,534,177
	Navneet Education Ltd.	94,947	183,960
	NCC Ltd.	2,062,919	8,869,099
	NCL Industries Ltd.	12,157	34,322
	NESCO Ltd.	26,277	291,601
	Neuland Laboratories Ltd.	6,112	646,382
	NIIT Learning Systems Ltd.	437,883	2,460,511
	NIIT Ltd.	437,883	645,672
	Nilkamal Ltd.	35,747	822,128
	NMDC Ltd.	2,707,396	7,827,959
*††	NMDC Steel Ltd.	2,233,783	1,568,930
	NOCIL Ltd.	361,596	1,434,985
	NRB Bearings Ltd.	88,962	349,690
	Nucleus Software Exports Ltd.	21,174	388,396
	Oberoi Realty Ltd.	251,699	5,631,733
*	OnMobile Global Ltd.	13,706	14,474
	Orient Cement Ltd.	636,362	2,660,724
*	Orient Green Power Co. Ltd.	149,397	39,644
	Orient Paper & Industries Ltd.	36,110	23,160
	Panama Petrochem Ltd.	52,468	260,448
*Ω	Parag Milk Foods Ltd.	84,140	196,332
*	Patel Engineering Ltd.	874,695	627,274

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PCBL Ltd.	934,520	$3,644,996
*	Pennar Industries Ltd.	16,298	37,750
	Petronet LNG Ltd.	3,739,500	16,490,810
	Piramal Enterprises Ltd.	281,593	3,500,952
	Piramal Pharma Ltd.	1,687,208	3,553,571
*Ω	PNB Housing Finance Ltd.	314,273	3,033,327
	PNC Infratech Ltd.	378,425	2,299,053
	Pokarna Ltd.	1,170	10,279
	Polyplex Corp. Ltd.	94,558	1,338,967
	Power Finance Corp. Ltd.	6,354,839	42,434,609
	Power Mech Projects Ltd.	6,909	516,190
*	Prakash Industries Ltd.	444,157	1,038,226
	Prakash Pipes Ltd.	2,707	16,695
	Prestige Estates Projects Ltd.	491,697	10,710,186
*	Pricol Ltd.	72,347	434,306
	PTC India Financial Services Ltd.	1,159,942	800,940
	PTC India Ltd.	1,090,055	2,944,378
	Punjab National Bank	6,093,734	9,051,994
Ω	Quess Corp. Ltd.	33,800	289,664
*	Rain Industries Ltd.	886,616	1,845,077
*	Rajesh Exports Ltd.	359,486	1,353,626
	Rallis India Ltd.	368,604	1,458,789
	Ramco Cements Ltd.	132,693	1,311,343
	Ramco Industries Ltd.	78,099	230,890
	Rane Holdings Ltd.	2,088	42,433
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	2,494,394
	Raymond Consumer Care Ltd.	133,014	2,482,448
	Raymond Ltd.	166,268	3,941,967
Ω	RBL Bank Ltd.	1,448,003	4,075,986
	REC Ltd.	7,646,370	58,997,081
	Redington Ltd.	3,478,812	8,814,377
*	Redtape Ltd.	59,574	513,287
	Reliance Industries Ltd. (RIL IN)	11,102,302	400,018,908
*	Reliance Power Ltd.	8,732,244	3,432,445
	Repco Home Finance Ltd.	193,967	1,298,720
	Rico Auto Industries Ltd.	135,597	220,210
	RITES Ltd.	59,631	512,043
*	Rossari Biotech Ltd.	1,326	13,236
*	RPSG Ventures Ltd.	966	9,249
	RSWM Ltd.	46,984	146,256
	Rupa & Co. Ltd.	14,398	54,286
	Sagar Cements Ltd.	19,740	59,011
	Sammaan Capital Ltd.	1,917,170	4,005,443
	Samvardhana Motherson International Ltd.	6,073,149	14,308,836
	Sandhar Technologies Ltd.	2,162	16,827
	Sandur Manganese & Iron Ores Ltd.	5,043	34,768
	Sanghvi Movers Ltd.	26,527	370,918
	Sarda Energy & Minerals Ltd.	186,827	603,322
	Sasken Technologies Ltd.	7,505	150,926
*	Satin Creditcare Network Ltd.	12,537	34,066
	Savita Oil Technologies Ltd.	17,670	131,603
*	Selan Exploration Technology Ltd.	1,207	11,053
	Seshasayee Paper & Boards Ltd.	81,498	344,198
Ω	SH Kelkar & Co. Ltd.	68,902	160,983
	Shalby Ltd.	7,180	24,282
	Shankara Building Products Ltd.	5,132	41,772
	Sharda Cropchem Ltd.	50,596	343,840
*	Shilpa Medicare Ltd.	2,879	23,395
*	Shipping Corp. of India Land & Assets Ltd.	839,608	1,029,478

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Ltd.	839,608	$2,892,086
	Shriram Finance Ltd.	916,656	32,160,804
	Shriram Pistons & Rings Ltd.	1,349	32,775
	Siyaram Silk Mills Ltd.	30,146	188,125
	Sobha Ltd.	176,295	3,803,166
*	Solara Active Pharma Sciences Ltd.	1,916	14,298
	Somany Ceramics Ltd.	6,442	59,619
	South Indian Bank Ltd.	6,324,939	2,030,183
	SP Apparels Ltd.	1,135	11,979
*	Spandana Sphoorty Financial Ltd.	30,589	246,923
*	Star Cement Ltd.	41,532	104,443
	State Bank of India (SBIN IN)	7,741,976	81,125,779
	State Bank of India (SBKFF US), GDR	19,590	2,037,360
	Steel Authority of India Ltd.	3,717,489	6,847,309
	Strides Pharma Science Ltd.	328,728	4,197,160
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,653,409	33,970,637
	Sun TV Network Ltd.	326,890	3,512,292
	Sundaram-Clayton Ltd.	2,169	49,318
*	Sunflag Iron & Steel Co. Ltd.	28,711	87,495
	Sunteck Realty Ltd.	170,482	1,226,361
	Supriya Lifescience Ltd.	2,683	12,818
	Surya Roshni Ltd.	147,734	1,078,779
*	Suryoday Small Finance Bank Ltd.	14,128	32,114
	Swelect Energy Systems Ltd.	819	11,684
	Talbros Automotive Components Ltd.	2,936	13,661
	Tamil Nadu Newsprint & Papers Ltd.	44,579	139,040
	Tamilnad Mercantile Bank Ltd.	2,918	16,163
*	TARC Ltd.	263,704	692,486
	Tata Chemicals Ltd.	757,897	10,155,820
	Tata Consumer Products Ltd.	574,248	8,164,326
	Tata Motors Ltd.	221,318	3,071,379
	Tata Steel Ltd.	24,679,422	48,895,010
	Tech Mahindra Ltd.	167,414	3,113,648
	Techno Electric & Engineering Co. Ltd.	97,412	1,968,313
*††	Teledata Marine Solutions Ltd.	267,258	0
	Thirumalai Chemicals Ltd.	151,599	624,210
	Tide Water Oil Co. India Ltd.	12,468	401,298
	Time Technoplast Ltd.	700,810	2,829,642
*	TransIndia Real Estate Ltd.	406,354	233,053
	Transport Corp. of India Ltd.	126,410	1,529,752
	Trident Ltd.	698,763	329,643
	Triveni Engineering & Industries Ltd.	479,523	2,427,477
	Tube Investments of India Ltd.	98,231	4,865,005
	TV Today Network Ltd.	55,663	173,696
	TVS Holdings Ltd.	1,802	297,741
	TVS Srichakra Ltd.	7,233	377,424
	Uflex Ltd.	194,592	1,395,214
*	Ugro Capital Ltd.	4,063	12,824
Ω	Ujjivan Small Finance Bank Ltd.	1,163,228	627,357
*	Unichem Laboratories Ltd.	148,098	1,009,949
	Union Bank of India Ltd.	911,479	1,475,525
	UPL Ltd.	1,429,952	9,799,200
	Usha Martin Ltd.	386,037	1,753,750
*	VA Tech Wabag Ltd.	177,387	2,868,767
	Vardhman Textiles Ltd.	702,522	4,614,548
	Vedanta Ltd.	1,922,301	10,391,661
	Venky's India Ltd.	10,325	246,403
*	Vikas Lifecare Ltd.	198,203	12,278
	Vindhya Telelinks Ltd.	23,855	883,783

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Visaka Industries Ltd.	11,915	$16,475
	Vishnu Chemicals Ltd.	3,490	19,262
*	VL E-Governance & IT Solutions Ltd.	9,187	9,602
*	Vodafone Idea Ltd.	4,085,048	794,967
	Voltamp Transformers Ltd.	1,791	288,516
	Welspun Corp. Ltd.	639,903	4,908,297
	Welspun Enterprises Ltd.	422,254	2,808,691
	Welspun Living Ltd.	975,617	2,148,479
	West Coast Paper Mills Ltd.	190,670	1,424,513
	Wipro Ltd.	4,374,059	27,243,626
*	Wockhardt Ltd.	57,359	633,610
*	Yes Bank Ltd.	26,855,589	8,550,999
*	Zee Entertainment Enterprises Ltd.	3,374,702	5,991,615
	Zensar Technologies Ltd.	308,505	2,934,040
*	Zomato Ltd.	3,023,650	8,325,932
	Zydus Lifesciences Ltd.	274,482	4,101,382
	Zydus Wellnes Ltd.	13,138	377,207
TOTAL INDIA			2,286,102,537
INDONESIA — (1.5%)
	ABM Investama Tbk. PT	1,191,600	277,843
	Adaro Energy Indonesia Tbk. PT	81,977,800	16,243,967
	Adi Sarana Armada Tbk. PT	5,650,700	265,981
*	Alam Sutera Realty Tbk. PT	39,430,800	327,452
	Aneka Tambang Tbk. PT	33,918,900	2,747,240
	Aspirasi Hidup Indonesia Tbk. PT	22,952,300	1,129,792
	Astra Agro Lestari Tbk. PT	2,770,866	1,026,820
	Astra International Tbk. PT	76,166,100	22,140,891
	Astra Otoparts Tbk. PT	1,094,100	150,804
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	3,435,800	240,653
	Bank Mandiri Persero Tbk. PT	10,808,224	4,262,647
	Bank Negara Indonesia Persero Tbk. PT	35,293,782	10,809,534
*	Bank Neo Commerce Tbk. PT	3,102,200	48,551
	Bank OCBC Nisp Tbk. PT	3,860,600	307,372
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,542,883
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,758,884	1,081,020
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	17,849,100	603,941
	Bank Tabungan Negara Persero Tbk. PT	27,441,315	2,221,369
	BISI International Tbk. PT	10,049,400	1,028,893
	Blue Bird Tbk. PT	497,500	51,889
*	Buana Lintas Lautan Tbk. PT	34,630,700	225,772
*	Bukalapak.com Tbk. PT	164,455,200	1,195,822
	Bukit Asam Tbk. PT	22,579,100	3,722,994
*	Bumi Resources Minerals Tbk. PT	128,954,900	1,246,379
*	Bumi Resources Tbk. PT	38,978,000	180,120
*	Bumi Serpong Damai Tbk. PT	17,391,900	1,108,824
	Ciputra Development Tbk. PT	57,557,278	4,443,996
*	City Retail Developments Tbk. PT	1,000,000	8,611
	Dayamitra Telekomunikasi PT	27,044,600	1,155,995
	Delta Dunia Makmur Tbk. PT	22,751,900	1,071,270
	Dharma Satya Nusantara Tbk. PT	11,894,800	500,892
	Elang Mahkota Teknologi Tbk. PT	27,077,100	679,813
	Elnusa Tbk. PT	18,747,200	587,424
	Erajaya Swasembada Tbk. PT	47,251,700	1,238,460
	ESSA Industries Indonesia Tbk. PT	18,133,900	936,945
	Gajah Tunggal Tbk. PT	8,135,800	575,445
	Gudang Garam Tbk. PT	1,590,000	1,541,378
*	Harum Energy Tbk. PT	9,289,200	679,998

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	$7,197,097
	Indika Energy Tbk. PT	10,279,200	878,630
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,642,579
	Indocement Tunggal Prakarsa Tbk. PT	3,688,900	1,645,958
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,140,316
	Indomobil Sukses Internasional Tbk. PT	252,400	20,101
*	Intiland Development Tbk. PT	16,318,400	181,775
*	Japfa Comfeed Indonesia Tbk. PT	30,119,750	3,039,503
	Jaya Real Property Tbk. PT	43,375,300	1,772,643
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,179,684
	KMI Wire & Cable Tbk. PT	10,035,700	249,586
*	Lippo Cikarang Tbk. PT	2,408,310	99,992
*	Lippo Karawaci Tbk. PT	202,650,762	785,014
*	Malindo Feedmill Tbk. PT	4,663,800	255,473
	Medco Energi Internasional Tbk. PT	37,685,532	3,051,969
	Media Nusantara Citra Tbk. PT	35,589,500	730,480
*	Metro Healthcare Indonesia Tbk. PT	4,906,300	24,068
	Metrodata Electronics Tbk. PT	5,280,550	196,448
	Mitra Adiperkasa Tbk. PT	582,100	51,937
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	303,002
	Mulia Industrindo Tbk. PT	1,679,400	36,786
*††	Omni Inovasi Indonesia Tbk. PT	6,628,800	2,036
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,666,700	2,805,422
	Pakuwon Jati Tbk. PT	25,244,500	662,190
*	Panin Financial Tbk. PT	65,059,000	1,312,683
*	Paninvest Tbk. PT	9,027,200	505,021
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,248,684	907,153
*	PP Persero Tbk. PT	2,239,500	51,885
	Prodia Widyahusada Tbk. PT	278,800	54,889
	Puradelta Lestari Tbk. PT	2,516,000	24,459
	Ramayana Lestari Sentosa Tbk. PT	8,986,500	232,140
	Salim Ivomas Pratama Tbk. PT	18,679,600	450,468
	Sampoerna Agro Tbk. PT	7,993,641	965,513
	Samudera Indonesia Tbk. PT	10,772,600	214,677
*	Sarana Meditama Metropolitan Tbk. PT	563,000	8,516
	Sarana Menara Nusantara Tbk. PT	8,531,300	417,142
*	Sawit Sumbermas Sarana Tbk. PT	4,905,300	325,404
	Semen Indonesia Persero Tbk. PT	13,802,751	3,321,535
	Siloam International Hospitals Tbk. PT	4,812,900	822,598
	Sinar Mas Agro Resources & Technology Tbk. PT	729,100	152,554
*††	Sri Rejeki Isman Tbk. PT	63,289,500	106,553
	Steel Pipe Industry of Indonesia PT	695,900	11,978
	Summarecon Agung Tbk. PT	39,134,300	1,349,037
	Surya Citra Media Tbk. PT	28,505,100	245,552
	Surya Semesta Internusa Tbk. PT	25,894,300	1,755,160
*††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	128,634
	Timah Tbk. PT	10,067,700	585,222
*††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	10,370
	Triputra Agro Persada PT	1,841,500	74,211
	Tunas Baru Lampung Tbk. PT	19,447,500	759,559
	Unggul Indah Cahaya Tbk. PT	288,335	138,119
	United Tractors Tbk. PT	8,687,400	13,791,245
*	Vale Indonesia Tbk. PT	9,838,119	2,264,425
*††	Waskita Beton Precast Tbk. PT	22,419,100	23,426
*††	Waskita Karya Persero Tbk. PT	25,152,582	58,597
*††	Wijaya Karya Persero Tbk. PT	17,873,100	212,772
*	Wintermar Offshore Marine Tbk. PT	566,000	18,771

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk. PT	25,487,903	$3,402,808
TOTAL INDONESIA			162,265,445
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	2,860,215	1,461,936
	Agility Public Warehousing Co. KSC	3,874,419	3,479,138
	Al Ahli Bank of Kuwait KSCP	1,321,292	1,324,350
	Al-Eid Food KSC	39,469	28,220
	Arzan Financial Group for Financing & Investment KPSC	3,153,491	1,919,712
*	Asiya Capital Investments Co. KSCP	592,729	73,445
	Boubyan Petrochemicals Co. KSCP	1,028,274	1,959,753
	Burgan Bank SAK	2,165,863	1,353,294
	Combined Group Contracting Co. SAK	308,616	717,600
	Gulf Bank KSCP	8,443,899	8,591,712
	Gulf Cables & Electrical Industries Group Co. KSCP	83,221	471,128
	Heavy Engineering & Ship Building Co. KSCP, Class B	27,515	82,576
	Integrated Holding Co. KCSC	293,266	545,513
*	Kuwait Cement Co. KSC	129,646	76,937
	Kuwait International Bank KSCP	2,190,085	1,340,114
	Mezzan Holding Co. KSCC	372,101	1,076,498
	Mobile Telecommunications Co. KSCP	5,497,154	8,205,922
	National Bank of Kuwait SAKP	1,439,280	4,267,568
*	National Consumer Holding Co. SAK	128,333	44,597
	National Industries Group Holding SAK	4,365,086	3,215,601
	National Investments Co. KSCP	570,334	474,265
*	Warba Bank KSCP	3,064,631	1,815,452
TOTAL KUWAIT			42,525,331
MALAYSIA — (1.6%)
	Aeon Co. M Bhd.	1,758,700	540,061
#	AFFIN Bank Bhd.	7,987,028	5,304,826
	Alliance Bank Malaysia Bhd.	4,962,800	4,452,808
	Allianz Malaysia Bhd.	100,500	479,033
	AMMB Holdings Bhd. (AMM MK)	7,489,062	7,358,661
	Axiata Group Bhd.	1,431,100	748,384
#	Bank Islam Malaysia Bhd.	1,618,207	877,108
	Batu Kawan Bhd.	1,621,150	6,916,732
#*	Berjaya Corp. Bhd.	13,034,214	1,207,585
#*	Berjaya Land Bhd.	5,491,800	485,027
#*	Bumi Armada Bhd.	13,388,700	1,588,381
#	Cahya Mata Sarawak Bhd.	2,273,200	718,246
	CB Industrial Product Holding Bhd.	1,118,200	304,740
	CIMB Group Holdings Bhd.	22,580,356	36,510,801
*	Coastal Contracts Bhd.	18,700	7,331
	CSC Steel Holdings Bhd.	733,456	212,415
#*	Dagang NeXchange Bhd.	162,900	14,913
#	DRB-Hicom Bhd.	4,774,600	1,393,533
*	Eastern & Oriental Bhd.	1,050,000	218,661
#	Eco World Development Group Bhd.	4,326,900	1,668,799
*	Ekovest Bhd.	6,152,900	604,023
*	Gadang Holdings Bhd.	1,856,300	161,930
	Gamuda Bhd.	2,453,939	4,196,501
#	Genting Bhd.	7,096,800	7,312,965
	Genting Malaysia Bhd.	7,512,400	4,256,621
#	Genting Plantations Bhd.	152,600	189,450
	HAP Seng Consolidated Bhd.	324,482	303,618
*	Hengyuan Refining Co. Bhd.	499,100	285,889
#	Hiap Teck Venture Bhd.	6,230,300	583,864

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hibiscus Petroleum Bhd.	1,772,400	$928,864
	Hong Leong Financial Group Bhd.	1,316,534	4,929,354
	Hong Leong Industries Bhd.	115,000	284,305
	IGB Bhd.	3,022,296	1,672,548
#	IJM Corp. Bhd.	9,738,718	7,428,252
#	Insas Bhd.	2,517,100	609,201
#	IOI Properties Group Bhd.	4,986,225	2,313,146
*	Iskandar Waterfront City Bhd.	1,607,500	250,634
*	JAKS Resources Bhd.	1,762,480	65,337
#	Jaya Tiasa Holdings Bhd.	2,431,633	588,126
	Keck Seng Malaysia Bhd.	732,600	983,247
*	KNM Group Bhd.	11,856,690	206,620
#*	KSL Holdings Bhd.	1,539,351	674,666
#	Kumpulan Fima Bhd.	575,200	275,684
	Land & General Bhd.	9,897,920	302,379
	LBS Bina Group Bhd.	3,741,134	582,611
#	Leong Hup International Bhd.	647,400	89,548
*Ω	Lotte Chemical Titan Holding Bhd.	333,093	77,636
#	Magnum Bhd.	4,440,745	1,247,510
#	Mah Sing Group Bhd.	6,504,762	2,666,664
	Malayan Banking Bhd.	1,035,712	2,304,021
#	Malayan Flour Mills Bhd.	3,257,475	549,710
	Malaysian Resources Corp. Bhd.	9,763,747	1,320,459
	Matrix Concepts Holdings Bhd.	1,602,050	662,800
	MBM Resources Bhd.	769,903	888,285
#	MBSB Bhd.	9,788,843	1,737,120
	Mega First Corp. Bhd.	435,500	459,133
	MISC Bhd.	3,931,404	7,525,793
	MKH Bhd.	1,882,878	561,224
	MKH Oil Palm East Kalimantan Bhd.	268,982	34,834
#	MNRB Holdings Bhd.	1,983,779	937,242
	MPHB Capital Bhd.	178,400	62,547
*	MSM Malaysia Holdings Bhd.	42,300	17,678
*	Muhibbah Engineering M Bhd.	2,526,000	525,540
	OCK Group Bhd.	213,300	29,732
	Oriental Holdings Bhd.	2,554,379	3,837,214
#	OSK Holdings Bhd.	6,539,006	2,250,999
	Pantech Group Holdings Bhd.	2,022,394	479,970
#	Paramount Corp. Bhd.	1,807,455	432,715
#	Petron Malaysia Refining & Marketing Bhd.	247,800	239,995
	Petronas Chemicals Group Bhd.	26,800	33,843
	PPB Group Bhd.	1,925,439	6,218,259
#	RHB Bank Bhd.	7,326,108	9,106,481
*	Sapura Energy Bhd.	39,709,700	301,948
#	Sarawak Oil Palms Bhd.	1,061,200	666,167
	Sime Darby Bhd.	13,651,000	7,731,808
	Sime Darby Property Bhd.	7,330,900	2,526,900
	SP Setia Bhd. Group	6,890,273	2,404,517
#	Suria Capital Holdings Bhd.	793,880	321,995
#	Ta Ann Holdings Bhd.	878,826	767,360
*	Top Glove Corp. Bhd.	4,184,700	939,024
#*	Tropicana Corp. Bhd.	4,993,061	1,771,995
	TSH Resources Bhd.	506,000	132,300
	UEM Edgenta Bhd.	810,100	140,383
#	UEM Sunrise Bhd.	3,598,745	887,516
	United Malacca Bhd.	902,000	1,011,203
#	UOA Development Bhd.	10,171,400	4,182,811
#	Velesto Energy Bhd.	14,867,928	696,011
#	WCT Holdings Bhd.	2,901,624	828,848

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Yinson Holdings Bhd.	1,608,580	$836,722
*	YNH Property Bhd.	306,950	30,763
TOTAL MALAYSIA			181,473,103
MEXICO — (2.4%)
	Alfa SAB de CV, Class A	23,173,117	13,258,839
*	Alpek SAB de CV	1,416,960	943,068
Ω	Banco del Bajio SA	1,512,528	4,541,400
	Cemex SAB de CV (CEMEXCPO MM)	2,064,609	1,325,357
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	20,978,765
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	271,280	2,451,145
	Consorcio ARA SAB de CV	2,973,846	499,605
*	Controladora AXTEL SAB de CV	23,823,748	471,846
	Corp. Actinver SAB de CV	89,268	78,099
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	1,006,688
	Cydsa SAB de CV	5,874	5,628
	Dine SAB de CV	993,661	1,182,142
	El Puerto de Liverpool SAB de CV, Class C1	547,480	3,877,996
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	407,748	4,498,118
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	91,324	10,068,471
	GCC SAB de CV	408,171	3,485,151
	Genomma Lab Internacional SAB de CV, Class B	1,440,259	1,480,380
	Gentera SAB de CV	3,252,884	3,835,857
	Grupo Carso SAB de CV	2,174,837	14,089,572
	Grupo Comercial Chedraui SA de CV	909,532	6,772,062
	Grupo Financiero Banorte SAB de CV, Class O	3,798,228	28,522,900
*	Grupo Financiero Inbursa SAB de CV, Class O	5,491,472	13,467,090
#*	Grupo Gigante SAB de CV	471,076	683,946
	Grupo Industrial Saltillo SAB de CV	1,338,299	1,471,475
	Grupo Mexico SAB de CV, Class B	7,514,698	42,262,361
*	Grupo Pochteca SAB de CV	54,510	18,579
*	Grupo Posadas SAB de CV	86,975	127,398
*	Grupo Simec SAB de CV (SIMECB MM), Class B	689,708	6,848,585
#	Grupo Televisa SAB (TV US), Sponsored ADR	713,059	1,554,469
*Ω	Grupo Traxion SAB de CV	85,118	104,073
*	Industrias CH SAB de CV, Class B	1,826,299	18,340,429
#*	Industrias Penoles SAB de CV	499,951	7,306,997
	KUO SAB de CV, Class B	1,904,343	4,088,036
	La Comer SAB de CV	2,905,577	5,427,195
	Megacable Holdings SAB de CV	1,059,804	2,479,000
*	Minera Frisco SAB de CV, Class A1	5,228,925	891,087
#*Ω	Nemak SAB de CV	8,184,348	1,186,074
*	Ollamani SAB	34,016	75,861
	Orbia Advance Corp. SAB de CV	4,032,829	5,205,815
	Organizacion Cultiba SAB de CV	141,216	78,260
	Organizacion Soriana SAB de CV, Class B	13,628,251	22,814,940
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	5,363,152
	Regional SAB de CV	70,902	514,021
#*	Vista Energy SAB de CV (VIST US), ADR	3,552	160,053
#*	Vitro SAB de CV, Class A	901,724	406,553
TOTAL MEXICO			264,248,538
PHILIPPINES — (0.7%)
	ACEN Corp.	4,271,300	402,006
*††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	15,487,206	2,381,665
	Alsons Consolidated Resources, Inc.	916,000	8,160
	Apex Mining Co., Inc.	2,152,000	157,077

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Atlas Consolidated Mining & Development Corp.	3,578,600	$276,294
	Ayala Corp.	248,260	2,497,210
	Ayala Land, Inc.	2,237,600	1,132,877
	Bank of the Philippine Islands	960,062	1,996,036
	BDO Unibank, Inc.	3,361,267	7,906,689
*	Belle Corp.	4,041,000	157,277
	China Banking Corp.	7,846,432	5,380,008
*	Converge Information & Communications Technology Solutions, Inc.	1,018,400	201,704
	Cosco Capital, Inc.	11,017,600	901,274
	DMCI Holdings, Inc.	10,223,900	1,991,521
	East West Banking Corp.	2,166,000	345,705
	Filinvest Development Corp.	384,400	36,058
	Filinvest Land, Inc.	73,198,031	839,798
	First Philippine Holdings Corp.	3,175,100	3,431,099
*	Global Ferronickel Holdings, Inc.	9,391,116	245,840
	Globe Telecom, Inc.	3,485	128,545
	GT Capital Holdings, Inc.	166,037	1,679,529
	JG Summit Holdings, Inc.	9,754,457	4,648,552
	LT Group, Inc.	9,204,800	1,553,767
	Megaworld Corp.	46,669,300	1,448,158
	Metropolitan Bank & Trust Co.	7,723,622	9,088,477
	Petron Corp.	12,899,900	576,813
	Philcomsat Holdings Corp.	497,957	912,479
	Philex Mining Corp.	4,703,000	209,651
*	Philippine National Bank	3,118,185	1,278,488
*††	Philippine National Construction Corp.	398,900	6,280
	Philippine Savings Bank	1,934,539	1,849,449
*††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	89,971
	Puregold Price Club, Inc.	1,166,500	526,052
	RFM Corp.	762,400	49,583
	Rizal Commercial Banking Corp.	4,608,906	1,696,048
	Robinsons Land Corp.	12,002,708	3,043,636
	Robinsons Retail Holdings, Inc.	848,560	523,729
	San Miguel Corp.	4,766,436	8,156,462
	Security Bank Corp.	1,453,254	1,602,239
*	Shell Pilipinas Corp.	112,730	19,648
*	Top Frontier Investment Holdings, Inc.	526,832	668,252
	Union Bank of the Philippines	8,672,030	5,355,840
	Vista Land & Lifescapes, Inc.	42,633,968	1,079,893
TOTAL PHILIPPINES			76,479,839
POLAND — (0.9%)
*	Agora SA	234,733	620,811
	Alior Bank SA	411,707	9,868,399
	Amica SA	9,232	152,599
	Arctic Paper SA	10,901	59,749
	Asseco Poland SA	138,214	2,929,474
*	Bank Millennium SA	990,678	2,271,210
	Bank Polska Kasa Opieki SA	17,387	704,367
	Boryszew SA	290,767	403,474
*	Cognor Holding SA	28,557	56,336
*	Cyfrowy Polsat SA	660,904	2,162,108
	Develia SA	1,122,398	1,613,676
*	Enea SA	1,132,482	3,149,905
*	Grenevia SA	115,828	65,244
*	Grupa Azoty SA	11,305	51,478
#*	Jastrzebska Spolka Weglowa SA	295,423	1,989,018
	KGHM Polska Miedz SA	501,152	17,228,129

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Lubelski Wegiel Bogdanka SA	34,837	$222,395
*	mBank SA	6,903	1,085,188
	ORLEN SA	2,709,111	44,174,907
*	PGE Polska Grupa Energetyczna SA	3,744,290	6,893,910
*	PKP Cargo SA	149,223	813,094
	Stalexport Autostrady SA	176,122	120,635
*	Tauron Polska Energia SA	5,723,914	5,484,777
TOTAL POLAND			102,120,883
QATAR — (0.7%)
*	Aamal Co.	7,623,099	1,663,814
	Al Khaleej Takaful Group QSC	420,398	278,370
	Alijarah Holding Co. QPSC	1,637,828	319,945
	Baladna	4,216,071	1,644,426
	Barwa Real Estate Co.	7,453,066	5,687,729
	Commercial Bank PSQC	7,711,316	8,851,415
	Doha Bank QPSC	8,120,825	3,304,522
	Doha Insurance Co. QSC	63,045	42,289
*	Estithmar Holding QPSC	2,302,021	1,188,157
	Gulf International Services QSC	5,507,630	5,224,890
	Gulf Warehousing Co.	1,036,832	929,634
*	Lesha Bank LLC	955,697	340,927
	Masraf Al Rayan QSC	14,925,742	9,548,454
	Mazaya Real Estate Development QPSC	2,232,076	373,391
	Medicare Group	422,731	479,268
	Mesaieed Petrochemical Holding Co.	10,110,443	4,643,356
	Ooredoo QPSC	3,550,263	10,189,627
	Qatar Aluminum Manufacturing Co.	1,709,059	610,263
	Qatar Fuel QSC	332,571	1,346,050
	Qatar Gas Transport Co. Ltd.	466,523	577,368
	Qatar Industrial Manufacturing Co. QSC	47,636	34,732
	Qatar Insurance Co. SAQ	3,130,088	1,807,203
	Qatar National Cement Co. QSC	671,383	682,821
	Qatar Navigation QSC	2,269,786	7,389,122
	Salam International Investment Ltd. QSC	5,506,662	1,028,170
	United Development Co. QSC	7,828,420	2,366,380
	Vodafone Qatar QSC	5,309,774	2,463,872
TOTAL QATAR			73,016,195
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0
SAUDI ARABIA — (3.7%)
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	11,238	85,778
	Al Babtain Power & Telecommunication Co.	155,189	1,509,577
*	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	747,685
	Al Jouf Agricultural Development Co.	20,963	357,977
*	Al Jouf Cement Co.	372,442	1,116,541
*	Al Khaleej Training & Education Co.	4,798	36,902
*	AlAbdullatif Industrial Investment Co.	56,817	251,460
	Al-Etihad Cooperative Insurance Co.	127,491	605,627
*	AlJazira Takaful Ta'awuni Co.	248,550	1,262,710
*	Allianz Saudi Fransi Cooperative Insurance Co.	96,271	449,023

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Alujain Corp.	80,668	$900,257
*	Amlak International Finance Co.	11,911	35,156
	Arab National Bank	3,718,334	21,267,885
*	Arabia Insurance Cooperative Co.	67,176	277,829
	Arabian Cement Co.	342,385	2,465,675
*	Arabian Shield Cooperative Insurance Co.	141,974	786,500
	Arriyadh Development Co.	190,908	1,214,871
*	Bank Al-Jazira	2,518,717	11,545,187
	Banque Saudi Fransi	2,173,793	21,436,972
	Basic Chemical Industries Ltd.	70,641	582,711
*	Buruj Cooperative Insurance Co.	34,347	185,733
	City Cement Co.	420,011	2,018,613
*	Dar Al Arkan Real Estate Development Co.	2,750,188	9,929,757
	Eastern Province Cement Co.	233,391	2,019,681
*	Emaar Economic City	1,825,776	3,504,174
	Etihad Etisalat Co.	1,740,049	24,169,903
	Gulf Insurance Group	36,624	311,914
*	Herfy Food Services Co.	44,566	315,946
*	Jazan Development & Investment Co.	157,661	625,645
	L'Azurde Co. for Jewelry	129,059	516,582
*	Methanol Chemicals Co.	165,951	667,854
	Middle East Paper Co.	5,207	55,657
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	7,461,055
*	Najran Cement Co.	497,198	1,150,377
*	National Agriculture Development Co.	54,051	415,030
	National Co. for Glass Industries	59,152	741,743
*	National Gypsum	29,938	200,247
*	National Industrialization Co., Class C	533,880	1,583,827
	Nayifat Finance Co.	123,155	435,154
	Northern Region Cement Co.	502,591	1,201,626
	Qassim Cement Co.	68,227	980,221
*	Rabigh Refining & Petrochemical Co.	1,135,227	2,136,206
	Riyad Bank	1,636,120	11,968,849
	Riyadh Cement Co.	7,108	47,033
	Sahara International Petrochemical Co.	1,916,991	14,587,607
	Saudi Awwal Bank	3,799,986	39,760,430
	Saudi Basic Industries Corp.	2,886,006	60,605,045
*	Saudi Ceramic Co.	246,940	1,865,825
	Saudi Industrial Investment Group	1,265,400	6,889,482
	Saudi Investment Bank	2,216,388	7,549,685
*	Saudi Kayan Petrochemical Co.	3,364,237	7,315,265
*	Saudi Marketing Co.	145,763	930,857
	Saudi National Bank	8,690,579	87,812,738
*	Saudi Public Transport Co.	49,500	243,760
	Saudi Telecom Co.	605,033	6,214,853
*	Savola Group	382,358	4,651,074
*	Seera Group Holding	852,864	5,639,069
	SHL Finance Co.	3,598	15,163
*	Sinad Holding Co.	268,905	961,595
	Southern Province Cement Co.	1,815	17,353
	Sustained Infrastructure Holding Co.	279,157	2,598,189
	Tabuk Cement Co.	300,403	982,287
	Taiba Investments Co.	91,903	1,173,304
*	Umm Al-Qura Cement Co.	156,614	692,525
	United International Transportation Co.	11,115	264,980
	Yamama Cement Co.	671,025	5,943,192
	Yanbu Cement Co.	30,403	210,215
	Yanbu National Petrochemical Co.	759,154	8,185,085
TOTAL SAUDI ARABIA			404,688,728

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	3,522,789	$30,974,203
	Adcock Ingram Holdings Ltd.	30,875	97,761
	Advtech Ltd.	6,119	10,198
	AECI Ltd.	658,150	3,826,851
	African Rainbow Minerals Ltd.	453,659	5,385,743
	Alexander Forbes Group Holdings Ltd.	1,470,656	537,959
	Altron Ltd., Class A	134,145	126,930
	Anglo American Platinum Ltd.	14,191	550,829
	Aspen Pharmacare Holdings Ltd.	1,258,387	17,396,689
*	Astral Foods Ltd.	129,780	1,228,720
	Barloworld Ltd.	1,046,732	5,343,733
*	Blue Label Telecoms Ltd.	2,430,088	576,403
*	Brait PLC	4,897,211	242,125
	Caxton & CTP Publishers & Printers Ltd.	934,895	535,899
	DataTec Ltd.	4,057,776	7,961,389
	DRDGOLD Ltd. (DRD SJ)	340,664	347,776
	Exxaro Resources Ltd.	986,835	10,573,049
	Foschini Group Ltd.	1,100,781	8,132,875
	Grindrod Ltd.	203,215	173,635
	Harmony Gold Mining Co. Ltd. (HAR SJ)	573,795	5,626,404
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	277,875	2,700,945
	Hudaco Industries Ltd.	161,173	1,609,653
	Impala Platinum Holdings Ltd.	3,141,000	16,135,973
	Investec Ltd.	692,963	5,409,889
*	KAP Ltd.	8,797,399	1,471,735
	Lewis Group Ltd.	744,935	2,333,188
	Life Healthcare Group Holdings Ltd.	2,723,104	1,994,909
	Merafe Resources Ltd.	8,130,071	647,441
*	Metair Investments Ltd.	1,074,265	830,910
	Momentum Group Limited	6,123,483	9,009,859
	Motus Holdings Ltd.	532,508	3,020,392
	Mpact Ltd.	1,846,736	3,000,437
	MTN Group Ltd.	4,345,955	18,857,715
	Naspers Ltd., Class N	40,884	7,910,904
	Nedbank Group Ltd.	1,692,722	25,923,446
	Netcare Ltd.	769,662	550,568
	Northam Platinum Holdings Ltd.	79,073	621,001
	Oceana Group Ltd.	210,353	805,435
	Old Mutual Ltd. (OMU SJ)	19,033,737	12,863,171
	Omnia Holdings Ltd.	1,060,632	3,829,469
Ω	Pepkor Holdings Ltd.	6,165,876	6,919,702
	PPC Ltd.	6,594,173	1,382,186
*	Rainbow Chicken	159,113	32,937
	Raubex Group Ltd.	1,274,623	3,211,224
*	RCL Foods Ltd.	159,113	85,336
	Reunert Ltd.	718,278	2,833,296
	RFG Holdings Ltd.	23,326	19,545
	Sappi Ltd.	3,224,861	9,395,536
#	Sasol Ltd. (SOL SJ)	1,995,840	16,183,772
#	Sibanye Stillwater Ltd. (SBSW US), ADR	954,293	4,322,947
#	Sibanye Stillwater Ltd. (SSW SJ)	5,800,073	6,623,045
	Standard Bank Group Ltd.	2,712,069	33,054,983
	Super Group Ltd.	2,288,202	3,824,516
*	Telkom SA SOC Ltd.	1,522,557	1,975,923
	Thungela Resources Ltd. (TGA SJ)	228,755	1,517,487
*	Trencor Ltd.	1,135,741	465,178
	Wilson Bayly Holmes-Ovcon Ltd.	214,734	2,117,918
	Zeda Ltd.	1,219,983	838,795
TOTAL SOUTH AFRICA			313,980,537

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (12.5%)
	Aekyung Chemical Co. Ltd.	9,195	$75,502
*	Agabang&Company	17,128	53,041
	AJ Networks Co. Ltd.	29,226	95,412
	Ajin Industrial Co. Ltd.	191,527	436,851
	AK Holdings, Inc.	5,764	56,980
*	ALUKO Co. Ltd.	44,263	86,639
	Amorepacific Group	78,442	1,784,915
*	Amotech Co. Ltd.	2,225	9,296
#*	Ananti, Inc.	183,829	752,902
	Asia Cement Co. Ltd.	83,810	706,017
	ASIA Holdings Co. Ltd.	4,097	765,239
	Asia Paper Manufacturing Co. Ltd.	125,605	770,314
	AUK Corp.	8,194	12,473
	Aurora World Corp.	3,388	15,706
	BGF Co. Ltd.	99,561	263,460
	BGFecomaterials Co. Ltd.	6,070	17,961
	BH Co. Ltd.	98,245	1,560,410
*	BioSmart Co. Ltd.	15,024	45,734
	Bixolon Co. Ltd.	23,013	77,043
	BNK Financial Group, Inc.	867,778	6,033,485
	Bookook Securities Co. Ltd.	20,358	394,098
	BYC Co. Ltd.	7,520	183,055
	Byucksan Corp.	196,118	310,874
	Chinyang Holdings Corp.	83,349	191,653
	Chongkundang Holdings Corp.	5,145	198,744
*††	Chorokbaem Media Co. Ltd.	33,099	24,354
*	CJ CGV Co. Ltd.	79,946	333,568
	CJ CheilJedang Corp.	39,173	11,060,851
	CJ Corp.	61,910	6,008,325
*	CJ ENM Co. Ltd.	45,169	2,520,392
	CJ Freshway Corp.	5,592	78,228
	CJ Logistics Corp.	25,997	1,874,943
*	Comtec Systems Co. Ltd.	90,486	40,449
	CR Holdings Co. Ltd.	158,162	689,282
	Cuckoo Holdings Co. Ltd.	5,600	90,073
	Cuckoo Homesys Co. Ltd.	5,966	96,750
	Dae Hyun Co. Ltd.	119,843	166,220
	Dae Won Kang Up Co. Ltd.	215,821	803,038
*††	Dae Yu Co. Ltd.	22,377	7,005
#*	Daechang Co. Ltd.	189,821	181,526
	Daechang Forging Co. Ltd.	25,990	102,048
	Daedong Corp.	57,366	424,335
	Daehan Flour Mill Co. Ltd.	5,781	591,868
	Daehan Steel Co. Ltd.	69,851	595,912
#	Daesang Corp.	111,953	1,990,522
	Daesang Holdings Co. Ltd.	69,236	471,812
*	Daesung Industrial Co. Ltd.	28,536	76,698
	Daewon Pharmaceutical Co. Ltd.	2,539	29,350
	Daewon San Up Co. Ltd.	60,047	272,741
*	Daewoo Engineering & Construction Co. Ltd.	856,836	2,609,009
	Daewoong Co. Ltd.	25,220	397,542
*	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,428	295,849
	Daishin Securities Co. Ltd.	127,472	1,565,609
	Daol Investment & Securities Co. Ltd.	180,886	418,527
	Daou Data Corp.	20,417	174,538
	Daou Technology, Inc.	131,192	1,778,949
*	Dasan Networks, Inc.	24,393	66,618
	DB Financial Investment Co. Ltd.	171,696	554,164

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co. Ltd.	140,428	$11,346,182
*	DB, Inc.	79,708	68,011
	Deutsch Motors, Inc.	76,569	264,167
	Device ENG Co. Ltd.	1,105	11,949
	DGB Financial Group, Inc.	731,556	4,349,671
	DI Dong Il Corp.	25,485	546,946
	Display Tech Co. Ltd.	36,701	104,019
	DL E&C Co. Ltd.	148,549	3,820,867
#	DL Holdings Co. Ltd.	67,601	2,780,566
	DMS Co. Ltd.	66,846	276,291
	DN Automotive Corp.	7,846	522,441
	Dong A Eltek Co. Ltd.	20,687	112,497
	Dong-A Socio Holdings Co. Ltd.	8,075	654,112
	Dong-A ST Co. Ltd.	1,635	85,018
	Dongbang Transport Logistics Co. Ltd.	26,070	61,485
	Dongbu Corp.	12,624	45,454
	Dongkuk CM Co. Ltd.	97,951	539,605
	Dongkuk Holdings Co. Ltd.	59,331	359,019
	Dongkuk Industries Co. Ltd.	47,920	200,231
#	Dongkuk Steel Mill Co. Ltd.	177,472	1,167,261
	Dongsung Chemical Co. Ltd.	135,496	424,491
	Dongwha Pharm Co. Ltd.	61,635	373,926
	Dongwon Development Co. Ltd.	169,250	334,401
	Dongwon F&B Co. Ltd.	16,192	490,107
	Dongyang E&P, Inc.	28,974	395,379
	Doosan Bobcat, Inc.	233,044	7,052,887
	DoubleUGames Co. Ltd.	31,456	1,066,093
*	Duksan Hi-Metal Co. Ltd.	31,358	138,141
	DY Corp.	79,754	301,068
	DY POWER Corp.	23,114	233,632
	Eagon Industrial Ltd.	14,776	58,672
	Easy Holdings Co. Ltd.	161,383	337,838
	Ecoplastic Corp.	45,007	118,913
	Elentec Co. Ltd.	12,115	68,204
	E-MART, Inc.	60,575	2,670,547
	ENF Technology Co. Ltd.	3,601	71,457
#	Eugene Corp.	279,760	737,841
	Eugene Investment & Securities Co. Ltd.	189,279	649,960
	Eusu Holdings Co. Ltd.	64,565	254,279
	Fila Holdings Corp.	78,387	2,460,880
	Fursys, Inc.	20,360	650,508
*	GAEASOFT	9,468	65,282
	Geumhwa PSC Co. Ltd.	976	18,108
	GOLFZON Co. Ltd.	3,572	191,754
	Golfzon Newdin Holdings Co. Ltd.	100,261	269,438
	Gradiant Corp.	9,901	90,375
	Green Cross Corp.	622	60,765
	Green Cross Holdings Corp.	8,748	97,285
*	GS Engineering & Construction Corp.	33,731	488,841
	GS Global Corp.	240,697	599,716
	GS Holdings Corp. (078930 KS)	227,803	8,155,174
	GS Retail Co. Ltd.	147,230	2,281,243
	Gwangju Shinsegae Co. Ltd.	19,015	404,834
	Hana Financial Group, Inc.	1,106,230	52,410,978
	Handok, Inc.	19,195	220,483
#	Handsome Co. Ltd.	77,889	990,994
	Hanil Cement Co. Ltd.	3,609	38,302
	Hanil Holdings Co. Ltd.	81,808	816,812
	Hanjin Transportation Co. Ltd.	41,096	579,217

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	261,350	$8,534,571
	HanmiGlobal Co. Ltd.	12,570	163,034
	Hansae Co. Ltd.	1,354	19,448
	Hanshin Construction Co. Ltd.	4,769	25,516
	Hansol Holdings Co. Ltd.	110,686	214,372
*	Hansol HomeDeco Co. Ltd.	227,626	126,095
	Hansol Paper Co. Ltd.	70,057	523,853
	Hansol Technics Co. Ltd.	133,824	496,284
*	Hanwha Galleria Corp.	338,132	297,362
	Hanwha General Insurance Co. Ltd.	85,465	351,522
*	Hanwha Investment & Securities Co. Ltd.	340,239	935,650
	Hanwha Life Insurance Co. Ltd.	877,755	1,996,818
	Hanwha Solutions Corp.	318,970	5,796,412
	Hanyang Eng Co. Ltd.	53,693	724,298
	Hanyang Securities Co. Ltd.	48,595	539,889
	Harim Holdings Co. Ltd.	206,843	887,187
	HB Technology Co. Ltd.	150,024	371,636
	HD Hyundai Co. Ltd.	167,822	10,284,367
	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,923,048
*	HD Hyundai Energy Solutions Co. Ltd.	6,156	107,855
	HD Hyundai Infracore Co. Ltd.	426,178	2,482,691
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	117,919	17,887,788
	HDC Holdings Co. Ltd.	22,409	162,759
	HDC Hyundai Development Co-Engineering & Construction, Class E	137,571	2,307,768
	HDC Hyundai Engineering Plastics Co. Ltd.	34,302	109,414
*	Heungkuk Fire & Marine Insurance Co. Ltd.	14,339	44,785
	Hitejinro Holdings Co. Ltd.	36,328	241,313
	HK inno N Corp.	4,476	129,322
*	HL D&I Halla Corp.	41,718	82,328
	HL Holdings Corp.	28,085	682,412
	HL Mando Co. Ltd.	97,161	2,771,644
#	HMM Co. Ltd.	670,434	8,917,175
	HS Hwasung Co. Ltd.	19,764	133,316
*	HS Hyosung Corp.	1,431	66,327
	HS Industries Co. Ltd.	25,835	74,874
*	Huneed Technologies	2,929	14,178
	Huons Global Co. Ltd.	21,089	383,259
	Husteel Co. Ltd.	26,633	85,966
	Hwa Shin Co. Ltd.	33,037	260,112
	Hwangkum Steel & Technology Co. Ltd.	48,647	213,356
	Hwaseung Enterprise Co. Ltd.	14,896	87,293
	Hy-Lok Corp.	39,093	797,205
	Hyosung Corp.	6,430	215,335
	Hyosung TNC Corp.	1,676	369,478
*	Hyundai BNG Steel Co. Ltd.	19,621	223,125
	Hyundai Corp.	34,368	534,721
	Hyundai Corp. Holdings, Inc.	27,288	220,231
	Hyundai Department Store Co. Ltd.	63,842	2,193,421
	Hyundai Engineering & Construction Co. Ltd.	232,718	5,685,986
	Hyundai Futurenet Co. Ltd.	74,134	205,762
	Hyundai GF Holdings	234,302	745,737
	Hyundai Glovis Co. Ltd.	131,290	11,685,835
	Hyundai Green Food	9,841	90,267
	Hyundai Home Shopping Network Corp.	13,542	481,189
*	Hyundai Livart Furniture Co. Ltd.	31,688	230,270
	Hyundai Marine & Fire Insurance Co. Ltd.	224,373	5,904,374
	Hyundai Mobis Co. Ltd.	138,385	22,389,340
	Hyundai Motor Co.	482,676	87,967,659
	Hyundai Motor Securities Co. Ltd.	80,834	526,126

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	290,115	$5,870,279
	Hyundai Wia Corp.	71,583	2,751,875
	IDIS Holdings Co. Ltd.	8	57
	Iljin Holdings Co. Ltd.	91,947	265,252
	Ilshin Spinning Co. Ltd.	78,231	467,705
	Ilsung Pharmaceuticals Co. Ltd.	29,215	373,486
	iMarketKorea, Inc.	88,543	556,642
	Industrial Bank of Korea	1,115,796	11,385,389
	Innocean Worldwide, Inc.	56,939	818,098
	INTOPS Co. Ltd.	41,391	664,865
	Inzi Controls Co. Ltd.	3,865	19,167
	IS Dongseo Co. Ltd.	61,006	1,094,394
	JASTECH Ltd.	17,210	74,241
	JB Financial Group Co. Ltd.	503,610	5,316,545
	JC Chemical Co. Ltd.	27,316	107,023
	Jinsung T.E.C.	12,557	85,008
	JS Corp.	2,527	28,234
*	Kakao Games Corp.	35,743	487,233
	Kangnam Jevisco Co. Ltd.	19,813	395,673
	Kangwon Land, Inc.	166,911	1,759,860
#	KB Financial Group, Inc. (KB US), ADR	1,779,010	116,009,242
	KC Co. Ltd.	39,745	594,786
	KCC Corp.	16,239	3,919,460
	KCC Glass Corp.	59,922	1,828,623
	KCTC	13,529	56,616
	KEPCO Plant Service & Engineering Co. Ltd.	11,338	325,382
	KG Chemical Corp.	78,026	259,007
	KG Eco Solution Co. Ltd.	24,292	121,036
*††	KG Mobility Co.	19,018	83,288
	Kginicis Co. Ltd.	13,945	105,000
	KGMobilians Co. Ltd.	15,820	57,205
	Kia Corp.	1,095,769	89,915,111
	KISCO Corp.	58,802	363,578
	KISCO Holdings Co. Ltd.	32,652	470,244
	KISWIRE Ltd.	58,470	854,353
#	KIWOOM Securities Co. Ltd.	54,653	5,312,148
	Kolmar Holdings Co. Ltd.	9,587	59,461
	Kolon Corp.	23,986	275,223
	Kolon Enp, Inc.	3,558	17,916
	Kolon Industries, Inc.	79,791	2,163,021
	Kolon Mobility Group Corp.	75,401	151,225
	Komelon Corp.	25,978	173,724
	Korea Alcohol Industrial Co. Ltd.	70,875	524,066
	Korea Asset In Trust Co. Ltd.	256,587	567,108
*	Korea Circuit Co. Ltd.	33,579	314,104
	Korea Electric Terminal Co. Ltd.	30,397	1,358,985
	Korea Export Packaging Industrial Co. Ltd.	18,130	32,116
	Korea Investment Holdings Co. Ltd.	146,899	7,892,344
*	Korea Line Corp.	871,544	1,369,919
	Korea Movenex Co. Ltd.	128,248	389,554
	Korea Petrochemical Ind Co. Ltd.	11,561	962,937
	Korea Real Estate Investment & Trust Co. Ltd.	385,526	290,813
	Korea United Pharm, Inc.	14,976	251,722
	Korea Zinc Co. Ltd.	8,250	2,925,011
	Korean Air Lines Co. Ltd.	486,053	7,553,990
	Korean Reinsurance Co.	654,643	3,948,367
	Kortek Corp.	37,099	197,862
	KPX Chemical Co. Ltd.	12,798	445,199
	KSS LINE Ltd.	82,545	509,770

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kt alpha Co. Ltd.	2,802	$9,447
	KT Skylife Co. Ltd.	88,736	324,652
	KT&G Corp.	20,113	1,371,141
	KTCS Corp.	53,409	121,342
	Ktis Corp.	133,157	254,660
	Kukdong Oil & Chemicals Co. Ltd.	26,930	77,186
*	Kumho HT, Inc.	112,036	49,638
	Kumho Petrochemical Co. Ltd.	48,761	4,945,925
*	Kumho Tire Co., Inc.	255,679	955,632
	Kumkang Kind Co. Ltd.	78,469	293,762
	Kwang Dong Pharmaceutical Co. Ltd.	106,455	517,759
	Kyeryong Construction Industrial Co. Ltd.	39,211	435,126
	Kyobo Securities Co. Ltd.	96,192	358,326
	Kyung Dong Navien Co. Ltd.	7,245	302,660
	Kyungbang Co. Ltd.	56,146	289,400
*	LB Semicon, Inc.	20,582	82,752
	LEADCORP, Inc.	81,748	286,433
	LF Corp.	91,118	961,907
	LG Chem Ltd.	100,498	22,600,409
	LG Corp.	263,331	16,793,186
*	LG Display Co. Ltd. (LPL US), ADR	2,504,572	10,193,608
	LG Electronics, Inc.	496,899	37,839,188
	LG H&H Co. Ltd.	15,177	3,904,331
	LG HelloVision Co. Ltd.	109,778	226,586
	LG Innotek Co. Ltd.	36,659	6,885,111
	LG Uplus Corp.	1,016,471	7,434,535
	Lotte Chemical Corp.	54,952	4,072,317
	Lotte Chilsung Beverage Co. Ltd.	12,127	1,258,417
	Lotte Corp.	93,211	1,681,653
	LOTTE Fine Chemical Co. Ltd.	84,305	2,863,109
	LOTTE Himart Co. Ltd.	17,235	113,725
*	Lotte Non-Life Insurance Co. Ltd.	144,119	296,626
	Lotte Rental Co. Ltd.	11,193	245,603
	Lotte Shopping Co. Ltd.	34,515	1,559,301
	Lotte Wellfood Co. Ltd.	8,405	1,101,416
	LS Corp.	63,826	5,413,376
	LS Securities Co. Ltd.	3,604	12,834
*	Lumens Co. Ltd.	46,776	37,643
*	LVMC Holdings	287,236	497,986
	LX Hausys Ltd.	25,502	870,480
	LX Holdings Corp.	153,703	797,363
	LX International Corp.	149,044	3,342,904
	Maeil Dairies Co. Ltd.	7,598	234,795
*	ME2ON Co. Ltd.	15,585	27,411
	Mediana Co. Ltd.	7,025	30,039
	MegaStudy Co. Ltd.	43,792	356,473
	Mgame Corp.	6,897	28,579
	Mi Chang Oil Industrial Co. Ltd.	4,014	248,920
*	Mirae Asset Life Insurance Co. Ltd.	298,377	1,115,872
	Mirae Asset Securities Co. Ltd.	884,275	5,021,066
	MK Electron Co. Ltd.	78,264	534,431
*	Mobase Electronics Co. Ltd.	63,859	89,019
	Moorim P&P Co. Ltd.	111,706	257,791
	Moorim Paper Co. Ltd.	61,224	95,746
	Motonic Corp.	51,452	322,598
	MS Autotech Co. Ltd.	42,246	121,128
	Namyang Dairy Products Co. Ltd.	1,674	637,422
	Nature Holdings Co. Ltd.	12,245	109,531
	NAVER Corp.	40,801	5,203,858

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Neowiz Holdings Corp.	19,890	$253,554
#*Ω	Netmarble Corp.	53,765	2,499,342
	Nexen Corp.	109,012	370,081
	Nexen Tire Corp.	170,906	965,400
	NH Investment & Securities Co. Ltd.	507,699	5,157,241
	NHN Corp.	75,973	1,065,684
	NI Steel Co. Ltd.	5,754	18,110
	NICE Holdings Co. Ltd.	15,181	115,264
	Nice Information & Telecommunication, Inc.	9,253	136,186
	NICE Total Cash Management Co. Ltd.	7,446	27,242
	Nong Shim Holdings Co. Ltd.	11,334	583,117
	Nong Woo Bio Co. Ltd.	7,682	43,469
	NongShim Co. Ltd.	8,019	2,821,475
	NOROO Paint & Coatings Co. Ltd.	54,335	380,437
	NOVAREX Co. Ltd.	25,829	175,192
	NPC	66,175	202,822
	OCI Co. Ltd.	24,691	1,502,320
#	OCI Holdings Co. Ltd.	56,461	3,036,238
	Orion Corp.	13,983	896,053
	Orion Holdings Corp.	111,864	1,219,370
*††	Osung Advanced Materials Co. Ltd.	238,329	424,530
	Ottogi Corp.	4,379	1,391,377
	Pan Ocean Co. Ltd.	1,286,716	3,636,022
	Paradise Co. Ltd.	99,659	858,483
	Partron Co. Ltd.	143,090	789,983
	PHA Co. Ltd.	46,943	405,461
	Polaris AI Pharma Corp.	4,352	24,573
	Poongsan Corp.	88,816	3,788,621
	Poongsan Holdings Corp.	42,592	839,280
	POSCO Holdings, Inc. (005490 KS)	58,373	15,095,278
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	730,265	47,788,541
	POSCO Steeleon Co. Ltd.	3,364	106,784
	Rayence Co. Ltd.	7,900	45,629
*	RFTech Co. Ltd.	41,131	105,342
	Sajo Industries Co. Ltd.	12,362	418,943
	Sajodaerim Corp.	10,562	524,856
	Sam Young Electronics Co. Ltd.	32,664	217,147
	Sambo Corrugated Board Co. Ltd.	31,268	220,280
	Sambo Motors Co. Ltd.	22,847	78,567
	Samho Development Co. Ltd.	104,062	272,231
	SAMHWA Paints Industrial Co. Ltd.	61,224	353,578
	Samick Musical Instruments Co. Ltd.	260,656	211,519
	Samji Electronics Co. Ltd.	15,508	98,198
*	Samkee Corp.	38,245	46,231
	Sammok S-Form Co. Ltd.	26,629	406,363
	SAMPYO Cement Co. Ltd.	165,855	433,888
	Samsung C&T Corp.	176,279	20,078,519
	Samsung Card Co. Ltd. (029780 KS)	106,008	3,254,328
	Samsung Electronics Co. Ltd. (005930 KS)	3,630,212	223,846,927
	Samsung Fire & Marine Insurance Co. Ltd.	33,365	9,072,918
	Samsung Life Insurance Co. Ltd.	208,367	14,705,615
	Samsung SDS Co. Ltd.	3,928	425,052
	Samsung Securities Co. Ltd.	218,225	7,139,665
	SAMT Co. Ltd.	129,105	332,601
	Samyang Corp.	12,340	444,846
	Samyang Holdings Corp.	20,956	1,067,206
	Samyang Tongsang Co. Ltd.	7,531	256,665
*	Sangsangin Co. Ltd.	8,322	17,329
	Saramin Co. Ltd.	960	12,558

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SAVEZONE I&C Corp.	33,287	$53,426
	SeAH Besteel Holdings Corp.	84,469	1,167,504
	SeAH Holdings Corp.	4,354	331,284
	SeAH Steel Corp.	5,976	551,641
	SeAH Steel Holdings Corp.	8,469	1,107,118
	Sebang Co. Ltd.	51,264	526,931
	Sebang Global Battery Co. Ltd.	30,660	2,067,270
	Seegene, Inc.	28,464	447,312
	Sekonix Co. Ltd.	11,013	48,219
	Sempio Co.	1,814	65,924
	Seohan Co. Ltd.	347,403	213,541
	Seoul Semiconductor Co. Ltd.	27,306	182,325
	SEOWONINTECH Co. Ltd.	6,241	25,544
	Seoyon Co. Ltd.	61,121	370,974
	Seoyon E-Hwa Co. Ltd.	77,705	928,066
	SFA Engineering Corp.	4,199	77,710
	SGC Energy Co. Ltd.	19,790	390,443
	Shin Heung Energy & Electronics Co. Ltd.	18,945	103,150
#	Shindaeyang Paper Co. Ltd.	79,366	315,618
	Shinhan Financial Group Co. Ltd. (055550 KS)	709,922	31,223,014
#	Shinhan Financial Group Co. Ltd. (SHG US), ADR	993,611	43,053,164
	Shinsegae International, Inc.	35,346	365,583
	Shinsegae, Inc.	33,139	3,674,679
	Shinyoung Securities Co. Ltd.	24,782	1,312,960
	Silla Co. Ltd.	29,493	228,839
	Simmtech Holdings Co. Ltd.	23,148	39,406
	SIMPAC, Inc.	112,228	307,781
	Sindoh Co. Ltd.	22,184	603,961
	Sinil Pharm Co. Ltd.	5,758	32,649
	SJG Sejong	73,557	274,950
	SK Chemicals Co. Ltd.	15,978	580,408
	SK D&D Co. Ltd.	5,241	35,942
	SK Discovery Co. Ltd.	54,122	1,503,463
*	SK Eternix Co. Ltd.	7,844	100,452
	SK Gas Ltd.	6,891	897,143
*	SK Innovation Co. Ltd.	153,738	11,723,458
	SK Networks Co. Ltd.	497,060	1,687,130
	SK Securities Co. Ltd.	1,521,135	620,538
	SK, Inc.	133,375	14,628,437
	SL Corp.	64,147	1,737,906
	SNT Dynamics Co. Ltd.	49,889	751,298
	SNT Holdings Co. Ltd.	35,428	602,678
	SNT Motiv Co. Ltd.	42,825	1,341,811
	S-Oil Corp.	161,540	7,969,055
*	Solborn, Inc.	15,856	46,502
	Songwon Industrial Co. Ltd.	42,555	367,612
	Soulbrain Holdings Co. Ltd.	15,819	635,665
	Spigen Korea Co. Ltd.	7,426	151,952
	Suheung Co. Ltd.	12,964	181,831
	Sung Kwang Bend Co. Ltd.	91,464	954,714
*	Sungchang Enterprise Holdings Ltd.	256,533	312,671
	Sungshin Cement Co. Ltd.	89,238	591,536
	Sungwoo Hitech Co. Ltd.	298,139	1,645,366
	Sunjin Co. Ltd.	49,238	246,021
*	Suprema, Inc.	3,215	60,811
	Tae Kyung Industrial Co. Ltd.	64,197	250,697
#	Taekwang Industrial Co. Ltd.	1,467	647,503
	Taekyung BK Co. Ltd.	9,137	32,944
*††	Taewoong Co. Ltd.	59,840	713,669

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Thinkware Systems Corp.	13,421	$117,866
	TK Corp.	38,960	462,850
	TKG Huchems Co. Ltd.	19,007	264,156
	Tongyang Life Insurance Co. Ltd.	189,378	1,097,518
	Tongyang, Inc.	87,492	53,800
*	Top Engineering Co. Ltd.	67,035	234,811
	TP	24,063	27,545
	TS Corp.	219,521	492,093
*	TY Holdings Co. Ltd.	62,410	176,531
	TYM Corp.	40,251	102,223
	Ubivelox, Inc.	3,128	18,421
	Uju Electronics Co. Ltd.	13,511	140,826
	Unid Co. Ltd.	15,727	987,420
	Uniquest Corp.	6,203	24,358
	Unitrontech Co. Ltd.	9,857	42,034
#	Value Added Technology Co. Ltd.	7,205	135,088
*	Viatron Technologies, Inc.	12,585	68,890
	Vitzro Tech Co. Ltd.	22,286	132,453
	Webzen, Inc.	8,101	101,770
	Whanin Pharmaceutical Co. Ltd.	30,699	321,016
	WiSoL Co. Ltd.	77,038	404,418
*	Wonik Holdings Co. Ltd.	136,375	318,976
#	Wonik Materials Co. Ltd.	14,917	346,118
*	Woongjin Thinkbig Co. Ltd.	131,944	177,880
*	Wooree Bio Co. Ltd.	65,964	247,240
	Woori Financial Group, Inc. (316140 KS)	2,109,635	24,282,348
	Woorison F&G Co. Ltd.	60,854	60,912
	Y G-1 Co. Ltd.	61,716	256,201
	Y-entec Co. Ltd.	43,424	227,234
	Yoosung Enterprise Co. Ltd.	64,830	116,472
#	Young Poong Corp.	1,950	448,184
	Young Poong Precision Corp.	53,659	403,193
	Youngone Corp.	119,395	3,393,462
	Youngone Holdings Co. Ltd.	26,091	1,544,748
	Yuanta Securities Korea Co. Ltd.	396,265	867,082
	YuHwa Securities Co. Ltd.	100,570	162,065
	Zinus, Inc.	13,711	149,402
TOTAL SOUTH KOREA			1,379,703,884
TAIWAN — (20.2%)
	ABC Taiwan Electronics Corp.	14,690	9,693
	Abico Avy Co. Ltd.	586,364	570,913
#	Ability Enterprise Co. Ltd.	1,079,330	1,636,354
#	AcBel Polytech, Inc.	3,355,000	3,688,269
#	Acer, Inc.	9,361,109	12,635,309
#	ACES Electronic Co. Ltd.	564,778	856,315
*	Acon Holding, Inc.	45,000	15,610
#	Acter Group Corp. Ltd.	138,000	1,017,567
#	Action Electronics Co. Ltd.	479,000	355,130
	ADATA Technology Co. Ltd.	271,000	777,690
#	Adda Corp.	43,000	43,624
	Advanced Analog Technology, Inc.	17,000	40,872
	Advanced International Multitech Co. Ltd.	525,000	1,311,110
#*	Advanced Optoelectronic Technology, Inc.	543,000	419,219
#	Advancetek Enterprise Co. Ltd.	689,000	1,416,795
	AEON Motor Co. Ltd.	67,000	73,043
#	AGV Products Corp.	2,093,211	801,468
	Airmate Cayman International Co. Ltd.	53,084	25,287
*	ALI Corp.	162,000	103,000

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Allied Circuit Co. Ltd.	16,000	$63,665
#	Alltek Technology Corp.	561,120	624,733
#	Alpha Networks, Inc.	1,191,086	1,222,303
#	Altek Corp.	1,838,365	2,108,497
#	Ambassador Hotel	1,232,000	2,688,456
	AMPACS Corp.	20,000	36,993
	Ampire Co. Ltd.	17,000	20,735
#	AMPOC Far-East Co. Ltd.	299,000	764,824
	AmTRAN Technology Co. Ltd.	3,753,388	2,458,613
#	Anji Technology Co. Ltd.	119,000	137,331
#	Apacer Technology, Inc.	522,210	863,601
#	APCB, Inc.	740,000	418,012
#	Apex Biotechnology Corp.	297,000	287,146
	Apex Dynamics, Inc.	2,000	18,734
	Apex International Co. Ltd.	662,263	1,093,219
#	Apex Science & Engineering	362,386	156,100
	ARBOR Technology Corp.	12,000	15,960
#	Arcadyan Technology Corp.	556,000	2,503,155
#	Ardentec Corp.	2,214,058	4,333,636
	Argosy Research, Inc.	137,000	617,244
#	ASE Technology Holding Co. Ltd.	13,730,000	64,079,397
	Asia Cement Corp.	7,757,589	9,800,578
	Asia Electronic Material Co. Ltd.	272,000	172,364
	Asia Optical Co., Inc.	626,000	1,727,014
*	Asia Plastic Recycling Holding Ltd.	532,942	120,148
#	Asia Polymer Corp.	2,200,530	1,286,636
#	Asia Tech Image, Inc.	78,000	177,361
#	ASolid Technology Co. Ltd.	22,000	44,520
#	Asustek Computer, Inc.	2,194,000	30,767,936
#	ATE Energy International Co. Ltd.	145,000	132,883
	Aten International Co. Ltd.	7,000	16,868
#	Audix Corp.	399,332	885,016
#	AUO Corp. (AUOTY US), ADR	3,039,820	16,415,028
#	Avalue Technology, Inc.	159,000	479,520
#	AVer Information, Inc.	129,000	191,519
#	Avermedia Technologies	109,600	145,932
#	Axiomtek Co. Ltd.	284,000	810,908
#*	Azurewave Technologies, Inc.	211,000	281,563
#*	Bank of Kaohsiung Co. Ltd.	3,947,895	1,526,542
#	Basso Industry Corp.	366,000	466,275
#	BenQ Materials Corp.	620,000	602,593
#	BES Engineering Corp.	7,377,443	3,533,897
#	Bin Chuan Enterprise Co. Ltd.	239,000	208,409
#*	Biostar Microtech International Corp.	748,055	540,938
	Bioteque Corp.	27,000	105,337
	Bizlink Holding, Inc.	547,000	6,385,575
	Bright Led Electronics Corp.	539,000	333,206
#	Brightek Optoelectronic Co. Ltd.	44,000	63,280
	Brighton-Best International Taiwan, Inc.	92,000	98,901
#	Browave Corp.	187,000	930,839
	Cameo Communications, Inc.	1,021,712	330,006
	Capital Futures Corp.	72,000	120,001
	Capital Securities Corp.	7,557,158	5,420,427
#	Career Technology MFG. Co. Ltd.	1,107,824	774,407
#	Carnival Industrial Corp.	691,007	237,226
#	Caswell, Inc.	203,000	804,797
	Catcher Technology Co. Ltd.	1,937,000	12,617,184
#	Cathay Chemical Works	272,000	481,205
	Cathay Financial Holding Co. Ltd.	25,452,201	48,736,432

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Cathay Real Estate Development Co. Ltd.	2,926,694	$2,778,514
	Cayman Engley Industrial Co. Ltd.	110,000	163,464
#	CCP Contact Probes Co. Ltd.	112,000	155,041
#*	Celxpert Energy Corp.	450,304	363,213
#	Center Laboratories, Inc.	560,214	855,207
	Central Reinsurance Co. Ltd.	1,026,148	831,862
	Chailease Holding Co. Ltd.	1,712,120	7,987,299
#	Chain Chon Industrial Co. Ltd.	673,419	334,868
#*	ChainQui Construction Development Co. Ltd.	571,393	456,487
	Chaintech Technology Corp.	15,000	15,315
#*	Champion Building Materials Co. Ltd.	1,207,445	485,186
	Chang Hwa Commercial Bank Ltd.	17,471,252	9,992,379
#	Chang Wah Electromaterials, Inc.	329,000	463,035
#	Channel Well Technology Co. Ltd.	435,000	879,448
	Chant Sincere Co. Ltd.	24,000	50,745
	Charoen Pokphand Enterprise	215,600	666,837
#	CHC Healthcare Group	551,000	788,368
	CHC Resources Corp.	46,000	95,962
#	Chen Full International Co. Ltd.	293,000	371,030
#	Cheng Loong Corp.	4,361,659	3,497,176
#*	Cheng Mei Materials Technology Corp.	1,036,880	496,256
#	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	10,607,395
	Cheng Uei Precision Industry Co. Ltd.	2,041,635	4,416,573
	Chenming Electronic Technology Corp.	236,000	778,298
#	Chia Chang Co. Ltd.	635,000	838,846
#	Chia Hsin Cement Corp.	2,597,114	1,424,780
	Chian Hsing Forging Industrial Co. Ltd.	33,100	29,654
	Chicony Electronics Co. Ltd.	132,000	629,039
	Chien Kuo Construction Co. Ltd.	890,797	663,990
	Chien Shing Harbour Service Co. Ltd.	24,496	38,232
#	China Airlines Ltd.	13,804,353	9,710,710
	China Bills Finance Corp.	3,514,000	1,599,827
	China Chemical & Pharmaceutical Co. Ltd.	1,243,264	827,438
	China Container Terminal Corp.	223,000	231,451
	China Development Financial Holding Corp.	57,705,205	28,479,866
	China Ecotek Corp.	53,000	100,889
#	China Electric Manufacturing Corp.	1,295,432	759,850
#	China General Plastics Corp.	1,250,585	677,197
#	China Glaze Co. Ltd.	385,799	282,005
*	China Man-Made Fiber Corp.	6,645,014	1,726,768
	China Metal Products	1,365,969	1,814,928
#	China Motor Corp.	1,050,099	3,152,700
#*	China Petrochemical Development Corp.	11,699,068	3,749,422
	China Steel Chemical Corp.	77,000	236,016
#	China Steel Corp.	43,132,320	30,527,857
	China Steel Structure Co. Ltd.	7,000	11,594
#	China Wire & Cable Co. Ltd.	434,600	546,973
#	Chinese Maritime Transport Ltd.	388,270	522,078
	Ching Feng Home Fashions Co. Ltd.	42,025	36,706
#	Chin-Poon Industrial Co. Ltd.	2,049,815	2,818,097
#	Chipbond Technology Corp.	2,427,000	4,720,955
	ChipMOS Technologies, Inc. (8150 TT)	2,725,085	3,290,864
	ChipMOS Technologies, Inc. (IMOS US), ADR	23,484	563,610
#	Chlitina Holding Ltd.	83,000	374,237
	Chong Hong Construction Co. Ltd.	530,000	2,210,792
	Chun YU Works & Co. Ltd.	848,750	642,521
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,316,495
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	55,329
#*	Chung Hwa Pulp Corp.	1,942,353	1,215,299

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*††	Chung Shing Textile Co.	600	$0
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	89,000	140,010
	Chunghwa Precision Test Tech Co. Ltd.	16,000	211,188
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	130,195
	CKM Applied Materials Corp.	50,000	54,302
	Cleanaway Co. Ltd. (8422 TT)	44,000	241,216
#	Clevo Co.	1,452,000	2,704,713
#*	CMC Magnetics Corp.	3,476,019	1,313,308
#	CoAsia Electronics Corp.	320,663	420,679
#	Collins Co. Ltd.	641,224	400,579
#	Compal Electronics, Inc.	16,744,332	16,223,858
	Compeq Manufacturing Co. Ltd.	4,826,000	11,582,006
	Complex Micro Interconnection Co. Ltd.	33,000	46,725
#	Compucase Enterprise	123,000	228,426
	Concord International Securities Co. Ltd.	119,000	71,304
#*	Concord Securities Co. Ltd.	2,476,489	1,198,682
#	Continental Holdings Corp.	2,142,540	2,324,780
	Contrel Technology Co. Ltd.	714,000	1,345,492
#	Coremax Corp.	182,000	358,897
#	Coretronic Corp.	1,592,800	3,654,796
#	Co-Tech Development Corp.	470,000	932,450
	Coxon Precise Industrial Co. Ltd.	434,000	254,516
#	Cryomax Cooling System Corp.	118,000	186,028
	CTBC Financial Holding Co. Ltd.	65,703,073	71,315,273
	CTCI Corp.	1,689,000	2,764,857
#	CviLux Corp.	213,000	446,698
#	Cyberlink Corp.	136,000	415,806
#*	CyberTAN Technology, Inc.	799,000	735,966
#	DA CIN Construction Co. Ltd.	1,306,063	2,356,924
#	Da-Li Development Co. Ltd.	743,925	1,526,965
#	Darfon Electronics Corp.	808,000	1,369,845
#	Darwin Precisions Corp.	2,051,635	892,669
	De Licacy Industrial Co. Ltd.	103,880	41,821
	Depo Auto Parts Ind Co. Ltd.	538,000	4,395,664
	DFI, Inc.	34,000	71,277
	Dimerco Express Corp.	361,000	972,826
#	D-Link Corp.	3,026,068	1,698,329
#	Donpon Precision, Inc.	143,000	132,046
#	Drewloong Precision, Inc.	31,000	143,411
#	Dynamic Holding Co. Ltd.	652,873	1,176,852
#	Dynapack International Technology Corp.	750,000	2,528,636
	E.Sun Financial Holding Co. Ltd.	28,573,812	23,150,060
#	Eastech Holding Ltd.	109,000	432,065
*	Eastern Media International Corp.	657,000	437,562
	Edimax Technology Co. Ltd.	708,902	895,247
#	Edison Opto Corp.	508,250	408,187
#	Edom Technology Co. Ltd.	988,350	1,304,098
#*	Elite Advanced Laser Corp.	948,000	3,713,540
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,430,283
#	Emerging Display Technologies Corp.	336,000	290,053
††	ENG Electric Co. Ltd.	11,999	50
#	Ennoconn Corp.	411,599	3,843,737
	Ennostar, Inc.	2,813,210	3,539,688
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,110,068
#*	Epileds Technologies, Inc.	313,000	255,754
#	Eson Precision Ind Co. Ltd.	525,000	992,791
	Eternal Materials Co. Ltd.	2,370,487	2,225,716
	Eurocharm Holdings Co. Ltd.	3,000	19,199
	Eva Airways Corp.	11,359,355	11,971,857

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	1,780,813	$432,459
	Evergreen Aviation Technologies Corp.	79,000	241,264
	Evergreen International Storage & Transport Corp.	2,563,000	2,420,482
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	20,420,765
#	Evergreen Steel Corp.	663,000	2,473,426
#	Everlight Chemical Industrial Corp.	1,098,950	732,435
#	Everlight Electronics Co. Ltd.	2,239,000	5,347,578
*	Everspring Industry Co. Ltd.	116,000	45,873
#*	Evertop Wire Cable Corp.	705,000	491,180
	Excel Cell Electronic Co. Ltd.	37,000	29,256
#	Excellence Opto, Inc.	152,000	129,301
#	Excelsior Medical Co. Ltd.	573,665	1,552,803
#	Far Eastern Department Stores Ltd.	4,119,445	3,841,822
	Far Eastern International Bank	12,143,978	5,712,163
	Far Eastern New Century Corp.	13,226,528	13,759,279
	Far EasTone Telecommunications Co. Ltd.	1,198,397	3,156,947
	Farcent Enterprise Co. Ltd.	11,000	18,984
#	Farglory F T Z Investment Holding Co. Ltd.	418,780	683,620
	Farglory Land Development Co. Ltd.	1,437,264	3,783,177
	Feature Integration Technology, Inc.	25,000	62,352
#	Feedback Technology Corp.	150,127	671,902
	Feng Hsin Steel Co. Ltd.	133,000	321,891
	First Financial Holding Co. Ltd.	30,338,955	27,173,167
#	First Hi-Tec Enterprise Co. Ltd.	11,000	29,751
	First Hotel	1,007,857	471,374
	First Insurance Co. Ltd.	1,382,064	963,181
#*	First Steamship Co. Ltd.	3,657,042	868,518
#	FIT Holding Co. Ltd.	536,150	938,916
	Fitipower Integrated Technology, Inc.	397,550	3,197,268
#*	Fittech Co. Ltd.	31,000	116,035
#	FLEXium Interconnect, Inc.	1,453,000	3,931,697
	Flytech Technology Co. Ltd.	169,000	435,496
#	Forcecon Tech Co. Ltd.	138,833	713,053
#*	Forest Water Environment Engineering Co. Ltd.	145,400	211,938
#	Formosa Advanced Technologies Co. Ltd.	982,000	1,107,891
#	Formosa Chemicals & Fibre Corp.	7,119,000	10,839,118
#	Formosa Laboratories, Inc.	688,478	2,198,158
#	Formosa Petrochemical Corp.	1,796,000	3,523,885
#	Formosa Plastics Corp.	9,924,000	17,524,011
#	Formosa Sumco Technology Corp.	76,000	353,756
#	Formosa Taffeta Co. Ltd.	3,150,511	2,138,453
	Formosan Rubber Group, Inc.	1,162,761	970,838
#	Formosan Union Chemical	1,809,843	1,336,340
#	Founding Construction & Development Co. Ltd.	1,012,418	745,699
#	Foxconn Technology Co. Ltd.	3,083,142	6,202,359
	Foxsemicon Integrated Technology, Inc.	291,000	2,741,053
#	Franbo Lines Corp.	600,392	356,769
#	Froch Enterprise Co. Ltd.	1,037,734	535,287
#	FSP Technology, Inc.	810,292	1,412,318
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	69,948
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,609,837
	Fubon Financial Holding Co. Ltd.	23,647,365	64,036,182
#	Fulgent Sun International Holding Co. Ltd.	486,000	1,758,822
#	Fullerton Technology Co. Ltd.	529,200	372,282
#	Fulltech Fiber Glass Corp.	1,325,964	962,689
	Fusheng Precision Co. Ltd.	40,000	349,542
#	Fwusow Industry Co. Ltd.	1,350,429	742,132
#	G Shank Enterprise Co. Ltd.	821,107	2,494,697
	Gamania Digital Entertainment Co. Ltd.	429,000	997,865

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	1,877,962	$2,452,879
#*	General Interface Solution Holding Ltd.	1,043,000	2,004,643
#	Generalplus Technology, Inc.	223,000	392,987
#	Genius Electronic Optical Co. Ltd.	313,000	5,052,797
#	Getac Holdings Corp.	785,065	2,472,861
	Giant Manufacturing Co. Ltd.	802,000	5,812,910
#	Giantplus Technology Co. Ltd.	2,062,100	1,213,925
#	Gigabyte Technology Co. Ltd.	123,287	997,054
	Global Brands Manufacture Ltd.	1,520,154	2,879,874
#	Global Lighting Technologies, Inc.	160,000	292,189
	Global Mixed Mode Technology, Inc.	29,000	222,157
	Global PMX Co. Ltd.	18,000	50,294
	Global View Co. Ltd.	42,000	42,137
#	Globe Union Industrial Corp.	1,309,126	750,229
#	Gloria Material Technology Corp.	2,210,116	3,170,708
#	GMI Technology, Inc.	60,221	153,410
	Golden Long Teng Development Co. Ltd.	93,000	156,857
	Goldsun Building Materials Co. Ltd.	4,517,171	7,272,327
#	Good Will Instrument Co. Ltd.	258,746	322,787
	Gordon Auto Body Parts	478,000	452,400
#	Gourmet Master Co. Ltd.	391,000	988,677
#	Grand Fortune Securities Co. Ltd.	1,072,929	454,012
#*	Grand Pacific Petrochemical	5,603,018	2,482,483
	Grape King Bio Ltd.	179,000	777,519
#	Great China Metal Industry	842,000	598,041
#	Great Wall Enterprise Co. Ltd.	2,790,236	4,890,545
	Greatek Electronics, Inc.	721,000	1,359,932
#	Group Up Industrial Co. Ltd.	21,000	173,395
#	GTM Holdings Corp.	622,900	683,771
*	Hai Kwang Enterprise Corp.	22,000	13,099
#	Hannstar Board Corp.	1,630,488	2,436,878
#*	HannStar Display Corp.	5,060,435	1,414,185
#*	HannsTouch Holdings Co.	2,944,001	813,255
#	Hanpin Electron Co. Ltd.	334,000	471,583
#	Harvatek Corp.	770,553	536,622
	Heran Co. Ltd.	10,000	32,113
#	Hey Song Corp.	1,745,500	2,271,226
	Hi-Clearance, Inc.	4,296	18,100
*	Highlight Tech Corp.	47,000	70,039
#*	High-Tek Harness Enterprise Co. Ltd.	366,000	176,387
	Highwealth Construction Corp.	3,479,055	6,812,203
	Hi-Lai Foods Co. Ltd.	25,000	125,788
	HIM International Music, Inc.	4,000	13,971
#	Hiroca Holdings Ltd.	298,000	284,808
#	Hitron Technology, Inc.	179,000	166,710
#	Hiwin Technologies Corp.	633,000	3,892,962
#	Hiyes International Co. Ltd.	24,651	224,160
#	Ho Tung Chemical Corp.	4,467,475	1,397,539
#	Hocheng Corp.	1,149,066	627,622
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	536,716
	Holiday Entertainment Co. Ltd.	12,000	29,896
	Holy Stone Enterprise Co. Ltd.	372,800	1,012,923
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	41,819,192	256,557,224
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	1,145,435
#	Hong TAI Electric Industrial	1,501,000	1,622,689
	Hong YI Fiber Industry Co.	753,000	382,031
	Horizon Securities Co. Ltd.	475,820	177,689
#	Hota Industrial Manufacturing Co. Ltd.	823,000	1,692,526
	Hsin Kuang Steel Co. Ltd.	839,000	1,530,910

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hsing TA Cement Co.	862,614	$475,998
*	HTC Corp.	70,000	94,539
#	Hu Lane Associate, Inc.	321,000	1,574,150
*	Hua Jung Components Co. Ltd.	114,000	56,673
	Hua Nan Financial Holdings Co. Ltd.	24,193,692	20,489,252
#	Huaku Development Co. Ltd.	991,100	5,044,796
#	Huang Hsiang Construction Corp.	305,000	604,428
	Hung Ching Development & Construction Co. Ltd.	857,468	1,300,978
#	Hung Sheng Construction Ltd.	1,724,269	1,581,822
#	Huxen Corp.	173,281	269,776
	Hwa Fong Rubber Industrial Co. Ltd.	414,000	238,541
#	Hwacom Systems, Inc.	600,000	436,003
	IBF Financial Holdings Co. Ltd.	13,384,140	6,212,450
#	Ichia Technologies, Inc.	1,160,260	1,432,853
	I-Chiun Precision Industry Co. Ltd.	458,879	1,578,178
*	Ideal Bike Corp.	100,230	29,938
#	IEI Integration Corp.	500,200	1,264,320
#	Infortrend Technology, Inc.	1,013,000	934,224
#	Info-Tek Corp.	77,000	92,123
#	Innolux Corp.	28,936,854	13,609,564
#	Inpaq Technology Co. Ltd.	417,930	1,070,826
#	Integrated Service Technology, Inc.	293,570	1,205,571
*	IntelliEPI, Inc.	5,000	8,267
	Interactive Digital Technologies, Inc.	40,000	104,053
#*	International CSRC Investment Holdings Co.	3,996,166	2,083,005
#	Inventec Corp.	3,771,277	5,576,822
	Iron Force Industrial Co. Ltd.	168,000	491,863
	ITE Technology, Inc.	357,479	1,648,966
#	ITEQ Corp.	508,000	1,427,141
#	Jarllytec Co. Ltd.	109,000	554,563
#	Jean Co. Ltd.	891,445	992,319
#	Jetway Information Co. Ltd.	90,000	144,944
	Jia Wei Lifestyle, Inc.	91,000	212,054
#	Jiin Yeeh Ding Enterprise Co. Ltd.	154,000	341,052
*	Jinli Group Holdings Ltd.	567,532	172,345
#	JMC Electronics Co. Ltd.	73,000	105,469
#	Johnson Health Tech Co. Ltd.	60,000	208,949
#	Joinsoon Electronics Manufacturing Co. Ltd.	149,921	92,634
#	K Laser Technology, Inc.	785,601	543,430
#	Kaimei Electronic Corp.	387,400	811,595
#	Kaulin Manufacturing Co. Ltd.	565,656	248,742
#	Kedge Construction Co. Ltd.	179,850	508,375
#	KEE TAI Properties Co. Ltd.	901,000	611,516
	Kenda Rubber Industrial Co. Ltd.	1,291,409	1,257,780
	Kerry TJ Logistics Co. Ltd.	178,000	222,006
	Key Ware Electronics Co. Ltd.	373,000	165,483
#	KHGEARS International Ltd.	105,000	382,147
#	Kindom Development Co. Ltd.	1,887,000	3,485,793
#	King Chou Marine Technology Co. Ltd.	268,100	313,204
#	King Polytechnic Engineering Co. Ltd.	102,000	170,088
	King Yuan Electronics Co. Ltd.	2,567,805	8,371,452
	King's Town Bank Co. Ltd.	3,766,012	6,756,243
#*	King's Town Construction Co. Ltd.	437,380	1,373,731
	Kingstate Electronics Corp.	8,000	11,848
#	Kinko Optical Co. Ltd.	681,756	575,553
	Kinpo Electronics	5,886,375	4,249,469
#	Kinsus Interconnect Technology Corp.	1,496,000	4,892,580
	KMC Kuei Meng International, Inc.	67,000	301,220
#	Ko Ja Cayman Co. Ltd.	95,000	135,432

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	KS Terminals, Inc.	404,000	$939,633
	Kung Long Batteries Industrial Co. Ltd.	63,000	279,656
#*	Kung Sing Engineering Corp.	2,442,875	969,843
#	Kuo Toong International Co. Ltd.	581,808	1,339,276
*	Kuo Yang Construction Co. Ltd.	199,000	175,009
#	Kwong Fong Industries Corp.	481,649	180,919
	Kwong Lung Enterprise Co. Ltd.	282,000	492,587
	KYE Systems Corp.	1,182,909	2,076,871
#	L&K Engineering Co. Ltd.	425,303	3,050,932
	La Kaffa International Co. Ltd.	11,000	34,440
*	LAN FA Textile	985,713	309,598
#	Lanner Electronics, Inc.	363,000	1,039,042
	Largan Precision Co. Ltd. (3008 TT)	305,000	26,461,872
#	Laser Tek Taiwan Co. Ltd.	129,000	263,547
#	Laster Tech Corp. Ltd.	426,000	507,414
*	Leader Electronics, Inc.	108,000	57,776
#*	Lealea Enterprise Co. Ltd.	3,801,898	1,171,651
	LEE CHI Enterprises Co. Ltd.	891,900	482,024
#	Lelon Electronics Corp.	395,000	1,021,887
#	Lemtech Holdings Co. Ltd.	82,000	256,051
	Leo Systems, Inc.	93,000	110,011
*	Leofoo Development Co. Ltd.	148,000	85,263
*	Li Peng Enterprise Co. Ltd.	2,274,381	725,641
#	Lida Holdings Ltd.	316,680	263,488
	Lien Hwa Industrial Holdings Corp.	2,071,942	3,954,846
#	Ligitek Electronics Co. Ltd.	105,000	72,784
#	Lingsen Precision Industries Ltd.	1,924,480	1,229,674
#	Lite-On Technology Corp.	5,786,738	17,697,638
	Liton Technology Corp.	52,000	69,552
*	Long Bon International Co. Ltd.	855,880	658,112
#	Long Da Construction & Development Corp.	493,000	835,620
*	Longchen Paper & Packaging Co. Ltd.	4,127,859	1,758,228
#	Longwell Co.	915,000	2,277,458
#	Loyalty Founder Enterprise Co. Ltd.	47,000	45,981
	Lu Hai Holding Corp.	54,284	50,883
#	Lucky Cement Corp.	775,000	386,976
	Lumax International Corp. Ltd.	138,000	498,678
*	Lung Yen Life Service Corp.	122,000	189,541
#	Macauto Industrial Co. Ltd.	109,000	232,193
	Macnica Galaxy, Inc.	9,000	19,775
#	Macronix International Co. Ltd.	9,388,605	8,456,811
#	Man Zai Industrial Co. Ltd.	216,000	349,298
	Marketech International Corp.	95,000	440,607
#	Mayer Steel Pipe Corp.	716,947	635,477
	Maywufa Co. Ltd.	182,070	133,937
	Mega Financial Holding Co. Ltd.	20,005,551	26,379,638
#*	Megaforce Co. Ltd.	139,000	136,281
*	Mercuries & Associates Holding Ltd.	2,348,771	1,421,881
*	Mercuries Life Insurance Co. Ltd.	4,212,869	991,271
#	Merida Industry Co. Ltd.	221,000	1,692,474
#	Merry Electronics Co. Ltd.	944,000	3,568,242
#	METAAGE Corp.	221,000	396,350
#	Micro-Star International Co. Ltd.	628,000	3,276,578
#	Mildef Crete, Inc.	124,000	353,454
#	MIN AIK Technology Co. Ltd.	273,600	242,237
	Mirle Automation Corp.	114,000	273,169
	Mitac Holdings Corp.	2,557,682	3,327,565
#	MOSA Industrial Corp.	78,007	63,332
#	Motech Industries, Inc.	855,000	748,687

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	MPI Corp.	210,000	$3,487,018
#	MSSCORPS Co. Ltd.	125,000	520,111
#	Nak Sealing Technologies Corp.	79,000	307,080
	Namchow Holdings Co. Ltd.	371,000	674,062
	Nan Liu Enterprise Co. Ltd.	9,000	19,278
#	Nan Pao Resins Chemical Co. Ltd.	116,000	1,168,620
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	384,980
	Nan Ya Plastics Corp.	14,045,000	21,491,200
#	Nan Ya Printed Circuit Board Corp.	610,000	3,123,380
#	Nang Kuang Pharmaceutical Co. Ltd.	163,000	230,841
	Nantex Industry Co. Ltd.	331,000	404,979
#*	Nanya Technology Corp.	3,847,000	6,772,225
	National Aerospace Fasteners Corp.	84,000	251,331
#	Netronix, Inc.	25,000	94,390
*	New Asia Construction & Development Corp.	332,000	139,075
#	Nexcom International Co. Ltd.	174,000	267,480
#	Nichidenbo Corp.	358,000	704,776
	Nien Hsing Textile Co. Ltd.	558,061	332,404
#	Niko Semiconductor Co. Ltd.	142,520	224,274
	Nishoku Technology, Inc.	201,000	919,320
#	Nuvoton Technology Corp.	345,000	1,108,912
	O-Bank Co. Ltd.	3,069,604	955,893
#*	Ocean Plastics Co. Ltd.	125,000	142,257
#	Optimax Technology Corp.	141,000	133,322
#	Orient Semiconductor Electronics Ltd.	1,041,670	1,551,619
	Oriental Union Chemical Corp.	157,000	85,713
	O-TA Precision Industry Co. Ltd.	6,000	16,417
#	Pacific Construction Co.	1,552,452	577,632
#*	Paiho Shih Holdings Corp.	211,843	122,845
	Pan German Universal Motors Ltd.	56,000	505,659
#	Pan Jit International, Inc.	682,100	1,142,125
#	Pan Ram International Corp.	137,000	145,301
#	Pan-International Industrial Corp.	2,067,444	2,228,926
	Parade Technologies Ltd.	28,000	635,463
	Patec Precision Industry Co. Ltd.	30,000	91,829
#*	PChome Online, Inc.	382,061	377,177
#	PCL Technologies, Inc.	121,000	275,180
#	Pegatron Corp.	9,540,998	29,473,316
#	Pegavision Corp.	18,000	230,746
*	Phihong Technology Co. Ltd.	249,000	323,422
	Phison Electronics Corp.	222,000	3,497,679
#	Phoenix Silicon International Corp.	257,000	945,704
	Pixart Imaging, Inc.	270,000	1,349,640
	Plastron Precision Co. Ltd.	125,156	58,693
#*	Plotech Co. Ltd.	522,000	261,660
	Posiflex Technology, Inc.	66,000	377,839
	Pou Chen Corp.	8,873,550	9,794,849
*	Powerchip Semiconductor Manufacturing Corp.	10,053,000	7,122,558
#	Powertech Technology, Inc.	2,286,000	11,494,964
	Powertip Technology Corp.	56,000	24,848
	President Securities Corp.	4,203,263	3,535,203
	Primax Electronics Ltd.	1,899,000	5,319,822
#	Prince Housing & Development Corp.	5,765,018	2,188,794
#	Promate Electronic Co. Ltd.	368,000	1,003,444
#	Prosperity Dielectrics Co. Ltd.	198,000	306,950
#	Qisda Corp.	5,564,171	5,941,699
	QST International Corp.	131,143	301,109
	Qualipoly Chemical Corp.	290,593	420,005
	Quang Viet Enterprise Co. Ltd.	25,000	84,236

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Quanta Storage, Inc.	650,000	$2,001,697
#	Quintain Steel Co. Ltd.	1,403,247	610,418
#	Radiant Opto-Electronics Corp.	1,869,000	10,207,083
#*	Radium Life Tech Co. Ltd.	3,100,700	1,102,579
#	Raydium Semiconductor Corp.	57,000	653,300
	Rechi Precision Co. Ltd.	1,548,000	1,434,156
#	Rexon Industrial Corp. Ltd.	342,000	444,198
#*	Rich Development Co. Ltd.	3,104,054	1,303,479
*	Ritek Corp.	3,335,449	1,849,190
*††	Roo Hsing Co. Ltd.	446,000	49,220
#	RoyalTek Co. Ltd.	111,000	190,003
#	Ruentex Development Co. Ltd.	3,752,900	5,891,552
#	Ruentex Industries Ltd.	2,435,385	5,988,677
	Sampo Corp.	1,886,340	1,626,229
	San Fang Chemical Industry Co. Ltd.	116,000	111,678
#	San Far Property Ltd.	1,275,560	1,710,617
#	Sanyang Motor Co. Ltd.	1,482,624	3,472,724
#	Savior Lifetec Corp.	178,000	121,308
	Scan-D Corp.	33,000	41,210
	SCI Pharmtech, Inc.	7,000	19,477
	ScinoPharm Taiwan Ltd.	166,000	131,157
	SDI Corp.	126,000	462,046
#	Sea Sonic Electronics Co. Ltd.	107,000	267,327
	Senao International Co. Ltd.	33,000	37,334
	Sercomm Corp.	254,000	887,255
	Sesoda Corp.	787,279	853,736
#	Shanghai Commercial & Savings Bank Ltd.	5,844,566	7,445,846
#	Shan-Loong Transportation Co. Ltd.	450,000	304,610
	Sharehope Medicine Co. Ltd.	248,345	238,590
	Sheng Yu Steel Co. Ltd.	611,000	476,372
#	ShenMao Technology, Inc.	235,000	518,651
#	Shieh Yih Machinery Industry Co. Ltd.	143,000	186,841
#	Shih Her Technologies, Inc.	260,000	727,248
#*	Shih Wei Navigation Co. Ltd.	1,876,271	1,095,148
#	Shihlin Electric & Engineering Corp.	420,000	3,093,586
*	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	46,690
#*	Shin Kong Financial Holding Co. Ltd.	45,403,811	15,080,559
	Shin Ruenn Development Co. Ltd.	47,000	158,951
#	Shin Zu Shing Co. Ltd.	521,842	3,401,259
#*	Shining Building Business Co. Ltd.	1,326,368	468,905
	Shinkong Insurance Co. Ltd.	763,412	2,207,442
	Shinkong Synthetic Fibers Corp.	6,366,754	3,336,518
#	Shuttle, Inc.	1,693,015	1,179,704
	Sigurd Microelectronics Corp.	2,351,231	5,560,053
	Silicon Power Computer & Communications, Inc.	16,000	19,373
	Simplo Technology Co. Ltd.	261,000	2,868,436
	Sincere Navigation Corp.	1,936,242	1,570,912
	Single Well Industrial Corp.	34,000	37,794
#	Sinher Technology, Inc.	292,000	300,745
	Sinmag Equipment Corp.	20,000	89,672
	Sinon Corp.	1,847,877	2,581,992
	SinoPac Financial Holdings Co. Ltd.	42,338,351	34,463,745
#	Sinopower Semiconductor, Inc.	38,000	115,940
	Sinphar Pharmaceutical Co. Ltd.	279,000	325,381
	Sinyi Realty, Inc.	242,000	252,549
#	Sirtec International Co. Ltd.	414,200	455,394
#	Sitronix Technology Corp.	90,000	685,375
	Siward Crystal Technology Co. Ltd.	740,875	695,552
#	Soft-World International Corp.	134,000	537,514

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solar Applied Materials Technology Corp.	1,241,000	$2,406,020
	Solomon Technology Corp.	504,000	2,252,766
	Solteam, Inc.	161,742	250,502
#	Song Shang Electronics Co. Ltd.	186,000	147,745
#	Southeast Cement Co. Ltd.	901,700	645,628
#	Speed Tech Corp.	366,000	568,225
#	Spirox Corp.	342,563	770,313
	Sports Gear Co. Ltd.	57,000	175,723
#	St. Shine Optical Co. Ltd.	125,000	672,694
	Standard Chemical & Pharmaceutical Co. Ltd.	416,000	945,702
	Standard Foods Corp.	145,000	175,518
	S-Tech Corp.	101,000	107,197
	Sumeeko Industries Co. Ltd.	49,000	195,303
	Sun Max Tech Ltd.	100,000	155,585
	Sun Yad Construction Co. Ltd.	180,813	114,947
	Sunflex Tech Co. Ltd.	72,000	66,183
	Sunny Friend Environmental Technology Co. Ltd.	16,000	48,458
#*	Sunplus Technology Co. Ltd.	416,000	417,273
	Sunrex Technology Corp.	638,108	1,062,483
#	Sunspring Metal Corp.	533,569	532,054
#	Supreme Electronics Co. Ltd.	2,166,507	5,176,066
#	Swancor Holding Co. Ltd.	210,000	730,279
#	Sweeten Real Estate Development Co. Ltd.	913,840	1,244,615
#	Symtek Automation Asia Co. Ltd.	197,000	691,900
#	Syncmold Enterprise Corp.	435,000	1,328,203
	Synmosa Biopharma Corp.	602,000	750,203
	Synnex Technology International Corp.	4,727,550	10,269,773
#	Syscom Computer Engineering Co.	41,000	71,363
#	Sysgration	34,000	44,017
#	Systex Corp.	368,000	1,376,512
	T3EX Global Holdings Corp.	513,000	1,455,827
#	TA Chen Stainless Pipe	4,593,392	5,485,346
#	Ta Ya Electric Wire & Cable	1,967,000	3,261,436
	Tah Hsin Industrial Corp.	324,701	710,644
	TA-I Technology Co. Ltd.	219,500	339,552
#*	Tai Tung Communication Co. Ltd.	559,077	475,982
	Taichung Commercial Bank Co. Ltd.	26,830,456	14,584,750
#	TaiDoc Technology Corp.	229,000	1,132,665
#	Taiflex Scientific Co. Ltd.	965,399	1,618,532
#	Taimide Tech, Inc.	199,000	252,141
#	Tainan Enterprises Co. Ltd.	532,183	611,584
#	Tainan Spinning Co. Ltd.	5,726,485	3,084,979
#	Tai-Saw Technology Co. Ltd.	205,000	174,156
	Taishin Financial Holding Co. Ltd.	42,069,670	26,073,288
*	Taisun Enterprise Co. Ltd.	343,000	219,666
#	Taita Chemical Co. Ltd.	607,394	337,578
#	TAI-TECH Advanced Electronics Co. Ltd.	210,000	835,946
	Taiwan Business Bank	23,281,281	13,339,654
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	366,095
	Taiwan Cogeneration Corp.	248,000	350,563
	Taiwan Cooperative Financial Holding Co. Ltd.	22,458,278	18,415,439
	Taiwan Fertilizer Co. Ltd.	2,433,000	4,787,880
	Taiwan Fire & Marine Insurance Co. Ltd.	1,298,000	1,115,553
#	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,185,877
#*	Taiwan Glass Industry Corp.	4,278,982	2,285,407
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,113,932	5,314,010
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	923,020
††	Taiwan Land Development Corp.	4,185,322	63,983
	Taiwan Line Tek Electronic	18,000	17,599

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Navigation Co. Ltd.	1,215,000	$1,254,577
	Taiwan Paiho Ltd.	1,126,000	2,306,769
#	Taiwan PCB Techvest Co. Ltd.	1,438,946	1,632,184
	Taiwan Sakura Corp.	16,000	47,419
#	Taiwan Semiconductor Co. Ltd.	578,000	1,115,679
#	Taiwan Shin Kong Security Co. Ltd.	311,390	384,637
	Taiwan Steel Union Co. Ltd.	8,000	27,152
	Taiwan Styrene Monomer	450,000	190,763
#	Taiwan Surface Mounting Technology Corp.	1,330,991	5,023,445
#*	Taiwan TEA Corp.	2,042,092	1,383,489
	Taiwan Union Technology Corp.	630,000	3,110,007
#	Taiyen Biotech Co. Ltd.	582,217	604,066
#*	Tatung Co. Ltd.	4,799,000	7,353,566
#	TCC Group Holdings Co. Ltd.	19,141,110	20,251,866
#	TCI Co. Ltd.	197,000	860,197
#	Te Chang Construction Co. Ltd.	140,260	248,200
#	Teco Electric & Machinery Co. Ltd.	5,004,725	7,442,398
	Tera Autotech Corp.	77,863	64,517
	Test Research, Inc.	399,000	1,793,017
#	Test Rite International Co. Ltd.	1,140,266	708,752
*	Tex-Ray Industrial Co. Ltd.	294,000	101,832
	Thermaltake Technology Co. Ltd.	174,000	215,628
#	Thinking Electronic Industrial Co. Ltd.	218,000	1,104,189
#	Thye Ming Industrial Co. Ltd.	270,600	629,601
#	Ton Yi Industrial Corp.	3,835,600	1,739,684
	Tong Hsing Electronic Industries Ltd.	883,480	3,736,822
	Tong Yang Industry Co. Ltd.	1,874,000	5,331,406
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	859,291
#	Top Union Electronics Corp.	207,673	196,235
	Topco Scientific Co. Ltd.	130,000	1,069,271
	Topco Technologies Corp.	18,000	38,915
	Topkey Corp.	213,000	1,214,434
#	Topoint Technology Co. Ltd.	663,459	717,514
	Toung Loong Textile Manufacturing	104,040	74,827
*	TPK Holding Co. Ltd.	1,547,000	2,098,880
#	Transcend Information, Inc.	121,000	367,301
	Tripod Technology Corp.	1,372,000	8,420,024
	Tsang Yow Industrial Co. Ltd.	34,000	30,407
	Tsann Kuen Enterprise Co. Ltd.	181,182	192,595
#	TSC Auto ID Technology Co. Ltd.	38,199	224,475
#	TSRC Corp.	831,000	577,016
	TST Group Holding Ltd.	6,000	19,172
	Tung Ho Steel Enterprise Corp.	2,802,593	6,287,794
	Tung Ho Textile Co. Ltd.	23,000	16,124
#	Tung Thih Electronic Co. Ltd.	148,000	425,842
#	TURVO International Co. Ltd.	109,000	419,255
	TXC Corp.	1,042,000	3,290,745
#	TYC Brother Industrial Co. Ltd.	866,723	1,745,445
#	Tycoons Group Enterprise	1,758,515	555,222
*	Tyntek Corp.	1,512,097	865,666
#	TZE Shin International Co. Ltd.	457,000	371,232
	Ubright Optronics Corp.	43,000	95,945
#	UDE Corp.	353,000	793,216
	U-Ming Marine Transport Corp.	1,985,000	3,134,491
#	Unic Technology Corp.	238,000	249,732
	Unimicron Technology Corp.	1,740,000	9,695,998
#	Union Bank of Taiwan	12,111,154	5,522,009
*	Union Insurance Co. Ltd.	23,000	24,879
	Unitech Computer Co. Ltd.	477,739	530,400

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Unitech Printed Circuit Board Corp.	3,306,346	$3,610,541
#	United Microelectronics Corp. (2303 TT)	42,425,681	67,588,026
	United Orthopedic Corp.	319,000	896,072
	United Radiant Technology	20,000	10,850
#*	United Renewable Energy Co. Ltd.	497,000	192,748
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	65,194
#	Universal Cement Corp.	2,324,539	2,363,343
#	UPC Technology Corp.	3,688,598	1,412,293
	Userjoy Technology Co. Ltd.	39,900	97,401
#	USI Corp.	4,178,827	2,017,467
*	Usun Technology Co. Ltd.	128,100	184,292
#	U-Tech Media Corp.	335,000	265,264
#	Utechzone Co. Ltd.	118,000	412,294
#	UVAT Technology Co. Ltd.	43,000	122,273
#	Vanguard International Semiconductor Corp.	1,521,000	5,421,561
	Ve Wong Corp.	912,806	1,484,577
#	Ventec International Group Co. Ltd.	183,000	402,429
*	Victory New Materials Ltd. Co.	278,687	89,048
#	Viking Tech Corp.	189,000	312,508
#	Wafer Works Corp.	1,529,000	1,715,977
	Wah Hong Industrial Corp.	406,516	415,672
	Wah Lee Industrial Corp.	862,100	3,615,365
#	Walsin Lihwa Corp.	10,054,971	10,609,735
#	Walsin Technology Corp.	1,386,000	4,869,100
	Walton Advanced Engineering, Inc.	1,262,853	709,099
#	Wan Hai Lines Ltd.	2,350,000	5,605,732
	WEI Chih Steel Industrial Co. Ltd.	16,000	12,320
#	Wei Chuan Foods Corp.	583,000	323,219
#	Weikeng Industrial Co. Ltd.	2,081,490	2,113,389
#	Well Shin Technology Co. Ltd.	469,080	992,201
#	WELLELL, Inc.	134,000	112,749
	Wha Yu Industrial Co. Ltd.	238,000	134,251
*	Win Semiconductors Corp.	1,392,000	5,775,621
#	Winbond Electronics Corp.	13,313,077	9,491,215
	Winmate, Inc.	28,000	111,693
#	Winstek Semiconductor Co. Ltd.	186,000	608,489
*††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,926,364	4,177,579
#	Wistron Corp.	7,012,343	21,099,057
#	Wistron Information Technology & Services Corp.	84,659	306,544
	Wistron NeWeb Corp.	722,474	3,119,819
#	Wonderful Hi-Tech Co. Ltd.	446,000	497,231
#	WPG Holdings Ltd.	5,323,284	14,027,633
	WT Microelectronics Co. Ltd.	2,255,104	7,178,263
#	WUS Printed Circuit Co. Ltd.	572,668	912,828
#	Xxentria Technology Materials Corp.	355,906	728,502
	Ya Horng Electronic Co. Ltd.	22,000	43,254
	Yageo Corp.	1,175,019	28,653,685
	Yang Ming Marine Transport Corp.	4,973,000	9,636,961
#	YC INOX Co. Ltd.	1,861,446	1,364,062
	YCC Parts Manufacturing Co. Ltd.	30,000	56,677
#	Yea Shin International Development Co. Ltd.	924,990	1,440,908
#	Yem Chio Co. Ltd.	2,519,746	1,695,640
	Yen Sun Technology Corp.	155,000	243,782
#*	Yeong Guan Energy Technology Group Co. Ltd.	386,820	507,874
	YFC-Boneagle Electric Co. Ltd.	35,449	24,499
#	YFY, Inc.	4,660,847	4,240,207
#	Yi Jinn Industrial Co. Ltd.	1,140,142	736,313

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yieh Phui Enterprise Co. Ltd.	3,884,178	$1,799,728
#	Young Fast Optoelectronics Co. Ltd.	432,000	826,340
#	Youngtek Electronics Corp.	596,047	1,333,905
	Yuanta Financial Holding Co. Ltd.	39,747,131	39,877,456
	Yuen Chang Stainless Steel Co. Ltd.	113,000	54,852
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	37,399
#	Yulon Motor Co. Ltd.	3,055,350	5,707,760
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	521,402
	YungShin Global Holding Corp.	532,000	852,262
#	Zeng Hsing Industrial Co. Ltd.	192,358	595,427
#	Zenitron Corp.	940,000	998,990
#	Zero One Technology Co. Ltd.	601,391	1,898,720
#	Zhen Ding Technology Holding Ltd.	3,471,000	14,638,716
*	Zig Sheng Industrial Co. Ltd.	1,656,352	655,052
#*	Zinwell Corp.	1,096,000	653,272
#	Zippy Technology Corp.	238,000	469,360
#	Zyxel Group Corp.	1,358,793	1,516,484
TOTAL TAIWAN			2,240,555,342
THAILAND — (1.6%)
	AAPICO Hitech PCL (AH/F TB)	938,747	421,376
	AAPICO Hitech PCL (AH-R TB), NVDR	85,550	38,401
*	Absolute Clean Energy PCL	333,200	12,339
	AP Thailand PCL	10,861,130	2,498,563
	Bangchak Corp. PCL	4,774,400	4,219,206
	Bangkok Bank PCL (BBLF TB)	3,293,353	12,657,858
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	997,761
	Bangkok Commercial Asset Management PCL	2,319,300	439,200
	Bangkok Land PCL	49,175,396	744,977
	Bangkok Life Assurance PCL, NVDR	227,300	111,593
*	Bangkok Ranch PCL	762,900	50,938
#	Banpu PCL	23,808,533	3,373,070
#	Berli Jucker PCL	3,580,300	2,079,175
	BKI Holdings PCL	153,028	1,214,951
	Cal-Comp Electronics Thailand PCL, Class F	10,417,221	1,087,167
*	Charoen Pokphand Foods PCL	16,324,300	10,991,253
*	Country Group Development PCL	10,935,100	101,237
	CP Axtra PCL	404,200	345,858
*	Demco PCL	1,393,600	138,402
	Eastern Water Resources Development & Management PCL, Class F	390,600	29,148
#	GFPT PCL	1,937,000	706,439
	Global Green Chemicals PCL, Class F	445,300	60,714
	ICC International PCL	2,596,398	2,312,684
#	Indorama Ventures PCL	3,939,523	2,133,056
	Interlink Communication PCL	142,500	23,387
#	IRPC PCL	33,170,700	1,367,960
*	Italian-Thai Development PCL	8,066,890	138,050
	Kasikornbank PCL (KBANKF TB)	66,100	244,780
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	3,111,808
	Khon Kaen Sugar Industry PCL	8,302,207	395,953
#	Kiatnakin Phatra Bank PCL	834,400	901,232
	Krung Thai Bank PCL	9,614,300	4,881,998
	Lalin Property PCL	204,200	36,664
	Lanna Resources PCL	386,600	151,842
	LH Financial Group PCL	6,930,046	157,479
#	LPN Development PCL	5,799,602	514,146
	MCS Steel PCL	252,300	47,423
*	Millcon Steel PCL	283,350	795
	Northeast Rubber PCL	2,094,488	284,397

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	1,663,565	$208,150
	Polyplex Thailand PCL	1,575,025	534,656
#	Precious Shipping PCL	3,416,750	790,803
	Property Perfect PCL	42,295,335	189,851
	Pruksa Holding PCL	3,190,000	796,493
	PTT Exploration & Production PCL	2,535,200	10,455,166
	PTT Global Chemical PCL	6,147,241	4,699,462
	PTT PCL	45,410,900	40,767,255
	Quality Houses PCL	19,476,747	978,072
	Regional Container Lines PCL	1,324,800	843,680
	Rojana Industrial Park PCL	3,265,173	517,554
	S Hotels & Resorts PCL	3,855,440	216,324
	Saha Pathana Inter-Holding PCL	2,248,100	4,052,193
	Saha Pathanapibul PCL	1,052,533	1,749,546
	Saha-Union PCL	1,568,500	1,320,101
	Sansiri PCL	66,481,166	3,133,353
#	SC Asset Corp. PCL	7,378,853	538,225
	SCB X PCL	2,427,600	7,014,807
	Sena Development PCL	1,118,266	70,901
	Siam Cement PCL	1,462,500	9,067,541
	Siam City Cement PCL (SCCC/F TB)	191,589	728,302
	Siamgas & Petrochemicals PCL	444,700	83,588
#	Sino-Thai Engineering & Construction PCL	3,144,178	837,977
	Somboon Advance Technology PCL	1,199,900	390,485
	SPCG PCL	1,807,900	410,829
	Sri Trang Agro-Industry PCL	1,871,859	1,039,776
	Sri Trang Gloves Thailand PCL	1,014,200	256,075
	Srithai Superware PCL	5,665,600	214,576
#*	Star Petroleum Refining PCL	4,058,787	876,775
*	STP & I PCL	3,523,400	298,518
#	Supalai PCL	6,362,600	3,016,635
*	Super Energy Corp. PCL	81,316,109	615,945
	Susco PCL	1,152,200	111,196
	Syntec Construction PCL	4,156,600	178,415
	Thai Oil PCL	3,838,074	5,437,586
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	987,816
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	110,919
	Thai Union Group PCL, Class F	7,742,400	3,149,524
	Thai Wacoal PCL	69,500	57,772
	Thai Wah PCL, Class F	204,900	20,809
	Thanachart Capital PCL	797,000	1,050,891
	Thoresen Thai Agencies PCL	6,272,576	1,099,834
	TKS Technologies PCL	42,200	8,524
	TMBThanachart Bank PCL	75,230,296	3,566,817
	TPI Polene PCL	33,681,040	1,077,189
	TPI Polene Power PCL	8,550,451	681,254
*	True Corp. PCL	3,142,678	815,536
	TTCL PCL	150,400	15,190
	Unique Engineering & Construction PCL	214,200	16,225
	WHA Corp. PCL	446,600	65,778
TOTAL THAILAND			174,188,169
TURKEY — (1.0%)
*	Adese Alisveris Merkezleri Ticaret AS	7,263,733	471,702
*	Akenerji Elektrik Uretim AS	1,058,174	400,461
	Aksa Enerji Uretim AS	422,371	526,777
	Alarko Holding AS	649,248	2,054,396
*	Albaraka Turk Katilim Bankasi AS	7,267,079	1,375,979
*	Anadolu Anonim Turk Sigorta Sirketi	13,895	42,599

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Aygaz AS	63,984	$331,404
	Bera Holding AS	3,756,539	1,933,035
	Bursa Cimento Fabrikasi AS	512,403	126,606
*	Cemas Dokum Sanayi AS	172,415	23,219
	Cemtas Celik Makina Sanayi Ve Ticaret AS	869,902	278,362
	Dogan Sirketler Grubu Holding AS	5,962,650	3,021,463
	Dogus Otomotiv Servis ve Ticaret AS	232,519	1,689,469
	Eczacibasi Yatirim Holding Ortakligi AS	3,194	21,075
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	384,483	628,858
	Enka Insaat ve Sanayi AS	3,990,881	5,616,750
	Eregli Demir ve Celik Fabrikalari TAS	3,325,903	5,627,627
*	Esenboga Elektrik Uretim AS	303,702	185,099
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	880,934	677,036
	GSD Holding AS	3,960,272	461,930
*	Ihlas Holding AS	3,795,478	147,783
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	135,676	97,852
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMB TI), Class B	263,472	172,831
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	2,642,315	2,413,084
	Kervan Gida Sanayi Ve Ticaret AS	74,993	62,931
	KOC Holding AS	3,107,089	20,181,330
*	Kordsa Teknik Tekstil AS	199,251	588,863
*	Menderes Tekstil Sanayi ve Ticaret AS	364,891	132,822
*	NET Holding AS	603,776	620,252
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,079,719	263,619
*	Parsan Makina Parcalari Sanayii AS	56,049	192,291
*	Petkim Petrokimya Holding AS	1,108,811	808,340
*	Pinar SUT Mamulleri Sanayii AS	8,063	20,773
	Polisan Holding AS	390,331	153,093
	Sekerbank Turk AS	6,498,165	839,513
	Sok Marketler Ticaret AS	570,631	1,030,673
*	TAV Havalimanlari Holding AS	372,334	2,909,255
*	Tekfen Holding AS	864,831	1,508,476
*	Tukas Gida Sanayi ve Ticaret AS	284,720	75,518
*	Turk Hava Yollari AO	2,077,903	18,141,862
	Turkcell Iletisim Hizmetleri AS	1,506,685	4,806,128
	Turkiye Petrol Rafinerileri AS	3,135,230	15,460,048
*	Turkiye Sinai Kalkinma Bankasi AS	2,493,754	949,042
	Turkiye Sise ve Cam Fabrikalari AS	3,210,859	4,560,391
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,685,373	2,263,765
*	Ulusoy Un Sanayi ve Ticaret AS	179,929	149,222
*	Vestel Elektronik Sanayi ve Ticaret AS	1,115,837	2,380,133
*	Zorlu Enerji Elektrik Uretim AS	9,312,723	1,538,273
TOTAL TURKEY			107,962,010
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	10,261,936	24,863,674
	Abu Dhabi National Hotels	2,536,287	427,352
*	Abu Dhabi Ports Co. PJSC	30,011	42,484
	Agility Global PLC	7,748,838	2,447,257
	Agthia Group PJSC	392,718	766,116
*	AL Seer Marine Supplies & Equipment Co. LLC	125,082	141,386
	Aldar Properties PJSC	4,245,243	8,543,174
	Amanat Holdings PJSC	3,277,053	989,556
*	Amlak Finance PJSC	2,749,713	568,316
*	Dana Gas PJSC	20,849,850	3,887,900
	Deyaar Development PJSC	5,090,784	985,447
	Dubai Investments PJSC	7,922,236	4,396,463
	Emaar Development PJSC	1,922,002	4,445,396
	Emaar Properties PJSC	26,156,099	61,452,814

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates NBD Bank PJSC	4,031,614	$20,951,490
*	EMSTEEL Building Materials PJSC	2,506,306	914,977
*	Manazel PJSC	1,193,679	118,654
*	Multiply Group PJSC	10,014,634	6,272,845
	RAK Properties PJSC	4,989,126	1,452,255
	Ras Al Khaimah Ceramics	982,822	618,518
*	Union Properties PJSC	3,928,839	407,482
TOTAL UNITED ARAB EMIRATES			144,693,556
TOTAL COMMON STOCKS			10,944,214,186
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Banco ABC Brasil SA, 6.906%	564,244	2,196,663
Ω	Banco BMG SA, 14.917%	147,500	91,533
	Banco Bradesco SA, 10.553%	10,733,810	23,588,706
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	950,745	1,922,955
	Banco Pan SA, 2.478%	170,352	261,424
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	16,800	24,415
	Eucatex SA Industria e Comercio, 6.064%	297,328	803,227
	Gerdau SA, 6.097%	312,473	1,008,771
	Grazziotin SA, 10.322%	6,731	29,620
	Marcopolo SA, 7.139%	1,671,589	1,793,896
	Petroleo Brasileiro SA, 14.593%	5,630,679	37,241,534
	Raizen SA, 5.668%	1,078,300	570,020
	Randon SA Implementos e Participacoes, 4.809%	493,218	931,299
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	1,083,355	1,191,352
TOTAL BRAZIL			71,655,415
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.175%	321,558	928,715
	Grupo de Inversiones Suramericana SA, 6.233%	754,480	4,004,270
TOTAL COLOMBIA			4,932,985
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	251	25
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	845,508	514,254
TOTAL PREFERRED STOCKS			77,102,679
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,947,402	3,443
*	Zamp SA Rights 08/27/2024	57,998	718
TOTAL BRAZIL			4,161
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	22,086	97,599
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/08/2024	9,429,972	155,332
TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	198,272	5,429
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	16,677	20,802

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	82,163	$10,748
*	Winbond Electronics Corp. Rights 08/12/2024	815,346	3,721
TOTAL TAIWAN			40,700
THAILAND — (0.0%)
*	Northeast Rubber PCL Warrants 05/15/2026	349,081	7,541
*	Power Solution Technologies PCL Warrants 04/29/2027	343,824	1,639
TOTAL THAILAND			9,180
TOTAL RIGHTS/WARRANTS			306,972
TOTAL INVESTMENT SECURITIES (Cost $8,596,541,536)			11,021,623,837

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	3,719,880	43,027,847
TOTAL INVESTMENTS — (100.0%)
(Cost $8,639,570,391)^^			$11,064,651,684
As of July 31, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	400	09/20/24	$109,849,586	$111,160,000	$1,310,414
Total Futures Contracts			$109,849,586	$111,160,000	$1,310,414
Summary of the Fund's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$344,308,166	$1,116,229	—	$345,424,395
Chile	—	57,231,183	—	57,231,183
China	122,899,975	2,360,879,686	$10,799,530	2,494,579,191
Colombia	7,617,946	2,923	—	7,620,869
Czech Republic	—	11,845,064	—	11,845,064
Greece	—	49,608,764	—	49,608,764
Hong Kong	—	1,804,421	—	1,804,421
Hungary	—	22,096,202	—	22,096,202
India	71,485,303	2,213,048,304	1,568,930	2,286,102,537
Indonesia	—	161,862,061	403,384	162,265,445
Kuwait	—	42,525,331	—	42,525,331
Malaysia	34,834	181,438,269	—	181,473,103
Mexico	257,663,785	6,584,753	—	264,248,538
Philippines	—	76,473,559	6,280	76,479,839
Poland	—	102,120,883	—	102,120,883
Qatar	—	73,016,195	—	73,016,195
Saudi Arabia	930,857	403,757,871	—	404,688,728
South Africa	7,056,829	306,923,708	—	313,980,537

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	$217,110,882	$1,161,340,156	$1,252,846	$1,379,703,884
Taiwan	16,978,638	2,223,463,451	113,253	2,240,555,342
Thailand	164,784,678	9,403,491	—	174,188,169
Turkey	—	107,962,010	—	107,962,010
United Arab Emirates	2,447,257	142,246,299	—	144,693,556
Preferred Stocks
Brazil	71,563,882	91,533	—	71,655,415
Colombia	4,932,985	—	—	4,932,985
India	—	—	25	25
Philippines	—	514,254	—	514,254
Rights/Warrants
Brazil	—	4,161	—	4,161
India	—	97,599	—	97,599
South Africa	—	155,332	—	155,332
Taiwan	—	40,700	—	40,700
Thailand	—	9,180	—	9,180
Securities Lending Collateral	—	43,027,847	—	43,027,847
Total Investments in Securities	$1,289,816,017	$9,760,691,419	$14,144,248˂˃	$11,064,651,684
Financial Instruments
Assets
Futures Contracts**	1,310,414	—	—	1,310,414
Total Financial Instruments	$1,310,414	—	—	$1,310,414
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was $8,872,221 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report, and will have no effect on the Fund’s accounting policies or financial statements.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.